                         PRINCIPAL INVESTORS FUND, INC.



                           INSTITUTIONAL CLASS SHARES





                  The date of this Prospectus is May 29, 2007.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Risk/Return Summary .....................................................5

 Fixed Income Funds

  Money Market Fund.....................................................9

  Short-Term Bond Fund ..................................................11

  Short-Term Income Fund................................................14

  Ultra Short Bond Fund .................................................16


 Conservative Funds

  Bond & Mortgage Securities Fund.......................................19

  Government & High Quality Bond Fund ...................................21

  High Quality Intermediate-Term Bond Fund..............................23

  Income Fund...........................................................26

  Inflation Protection Fund .............................................28

  Preferred Securities Fund.............................................31

  Mortgage Securities Fund..............................................34


 Moderate Funds

  Disciplined LargeCap Blend Fund.......................................36

  Equity Income Fund I..................................................38

  High Yield Fund.......................................................40

  High Yield Fund II....................................................43

  LargeCap Growth Fund..................................................45

  LargeCap S&P 500 Index Fund...........................................47

  LargeCap Value Fund...................................................50

  MidCap Value Fund.....................................................53

  Partners LargeCap Blend Fund..........................................56

  Partners LargeCap Blend Fund I........................................59

  Partners LargeCap Growth Fund I.......................................61

  Partners LargeCap Growth Fund II......................................64

  Partners LargeCap Value Fund..........................................67

  Partners LargeCap Value Fund I........................................69

  Partners LargeCap Value Fund II.......................................72

  Partners MidCap Value Fund............................................75

  Partners MidCap Value Fund I..........................................78


 Aggressive Funds

  MidCap Blend Fund.....................................................81

  MidCap Growth Fund....................................................84

  MidCap Stock Fund.....................................................86

  MidCap S&P 400 Index Fund.............................................88

  Partners MidCap Growth Fund...........................................91

  Partners MidCap Growth Fund I.........................................94

  Partners MidCap Growth Fund II........................................97

  Partners SmallCap Blend Fund..........................................100

  Partners SmallCap Growth Fund I.......................................103

  Partners SmallCap Growth Fund II......................................106

  Partners SmallCap Growth Fund III.....................................109

  Partners SmallCap Value Fund..........................................112

  Partners SmallCap Value Fund I........................................115

  Partners SmallCap Value Fund II.......................................118

  Real Estate Securities Fund...........................................121

  SmallCap Blend Fund...................................................123

  SmallCap Growth Fund..................................................126

  SmallCap S&P 600 Index Fund...........................................129

  SmallCap Value Fund...................................................132

  West Coast Equity Fund................................................135


 Dynamic Funds

  Diversified International Fund........................................137

  International Emerging Markets Fund...................................140

  International Growth Fund .............................................143

  Partners Global Equity Fund...........................................145

  Partners International Fund...........................................147


 Principal LifeTime Funds

  Principal LifeTime 2010 Fund..........................................152

  Principal LifeTime 2020 Fund..........................................153

  Principal LifeTime 2030 Fund..........................................154

  Principal LifeTime 2040 Fund..........................................155

  Principal LifeTime 2050 Fund..........................................156

  Principal LifeTime Strategic Income Fund..............................157


 Strategic Asset Management Portfolios..................................

  Flexible Income Portfolio.............................................162

  Conservative Balanced Portfolio.......................................163

  Balanced Portfolio....................................................164

  Conservative Growth Portfolio.........................................166

  Strategic Growth Portfolio............................................167


The Costs of Investing..................................................170

Certain Investment Strategies and Related Risks.........................171

Management of the Funds .................................................177

Pricing of Fund Shares..................................................204

Purchase of Fund Shares.................................................205

Redemption of Fund Shares...............................................205

Exchange of Fund Shares.................................................206

Dividends and Distributions.............................................206

Fund Account Information................................................207

Portfolio Holdings Information..........................................208

Financial Highlights....................................................209

Appendix A - Principal Risk Summary .....................................244

Appendix B - Definitions of the Indices Used in this Prospectus.........250

Appendix C - Related Performance of the Sub-Advisors....................254

Additional Information..................................................266

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small- and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

ASSET ALLOCATION

The Principal LifeTime Funds are designed to meet the needs of an investor who wants an investment option that is suited to the investor's particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as "target date funds." The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, and Principal LifeTime Strategic Income (the "LifeTime Funds").

Principal Investors Fund also provides a broad selection of asset allocation strategies available through the Strategic Asset Management ("SAM") Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a "Portfolio," collectively the ''Portfolios''). The SAM Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Flexible Income Portfolio is designed to provide income. The other Portfolios are designed for long-term investors seeking total return or long-term capital appreciation.

RISK/RETURN SUMMARY


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). The Fund's Distributor is Princor Financial Services Corp. (the "Distributor").* Principal Management Corporation (Principal)*, the Manager of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds. Principal has selected a Sub-Advisor for the Funds based on the Sub-Advisor's experience with the investment strategy for which it was selected.


Principal has selected a Sub-Advisor or Sub-Advisors for each Fund based on the Sub-Advisors' experience with the investment strategy for which it was selected. The Sub-Advisors and the Funds each sub-advise are:

                    SUB-ADVISOR                               FUND(S)
                    -----------                               -------
                                                      Partners LargeCap Value
 AllianceBernstein L.P.                               Partners SmallCap Growth
                                                      I

                                                      Partners LargeCap Growth
                                                      II
 American Century Investment Management, Inc.         Partners LargeCap Value
                                                      II

 Ark Asset Management Co., Inc.                       Partners SmallCap Value

 Barrow, Hanley, Mewhinney & Strauss, Inc.            MidCap Value

                                                      Partners LargeCap Growth
 BNY Investment Advisors                              II
                                                      Partners LargeCap Value

                                                      LargeCap Growth
 Columbus Circle Investors *                          MidCap Growth
                                                      Partners SmallCap Growth
                                                      III

                                                      Partners SmallCap Value
 Dimensional Fund Advisors                            II

 Edge Asset Management, Inc. (formerly known as WM    High Yield II
 Advisors, Inc.)                                      Income
                                                      MidCap Stock
                                                      Mortgage Securities
                                                      Short-Term Income
                                                      Strategic Asset
                                                      Management Portfolios
                                                      West Coast Equity

                                                      Partners SmallCap Growth
 Emerald Advisers, Inc.                               II

                                                      Partners SmallCap Growth
 Essex Investment Management Company, LLC             II

 Goldman Sachs Asset Management, L.P.                 Partners LargeCap Blend I
                                                      Partners MidCap Value I

 J.P. Morgan Investment Management, Inc.              Partners Global Equity
                                                      Partners SmallCap Value I

 Jacobs Levy Equity Management, Inc.                  Partners MidCap Value

 Los Angeles Capital Management and Equity
 Research, Inc.                                       Partners MidCap Value I
                                                      Partners SmallCap Value

                                                      Partners SmallCap Growth
 Mazama Capital Management, Inc.                      III

 Mellon Equity Associates, LLP                        Partners MidCap Growth I
                                                      Partners SmallCap Blend

 Neuberger Berman Management Inc.                     Partners MidCap Value

 Post Advisory Group, LLC *                           High Yield

                                                      Bond & Mortgage
                                                      Securities
                                                      Disciplined LargeCap
                                                      Blend
                                                      Diversified International
 Principal Global Investors, LLC *                    Government & High Quality
                                                      Bond
                                                      High Quality
                                                      Intermediate-Term Bond
                                                      Inflation Protection
                                                      International Emerging
                                                      Markets
                                                      International Growth
                                                      LargeCap S&P 500 Index
                                                      LargeCap Value
                                                      MidCap Blend
                                                      MidCap S&P 400 Index
                                                      MidCap Value
                                                      Money Market
                                                      Principal LifeTime Funds
                                                      Short-Term Bond
                                                      SmallCap Blend
                                                      SmallCap Growth
                                                      SmallCap S&P 600 Index
                                                      SmallCap Value
                                                      Ultra Short Bond

 Principal Real Estate Investors, LLC *               Real Estate Securities

 Pyramis Global Advisors, LLC
 (formerly known as Fidelity Management & Research    Partners International
 Company)                                             Partners MidCap Growth II

 Spectrum Asset Management, Inc. *                    Preferred Securities

                                                      Partners LargeCap Blend
 T. Rowe Price Associates, Inc.                       Partners LargeCap Growth
                                                      I

 Turner Investment Partners, Inc.                     Partners MidCap Growth

                                                      Partners LargeCap Value I
 UBS Global Asset Management (Americas) Inc.          Partners SmallCap Growth
                                                      II

                                                      Partners SmallCap Value
 Vaughan Nelson Investment Management, LP             II

*Principal Management Corporation, Columbus Circle Investors, Edge Asset
 Management, Inc., Princor Financial Services Corp., Principal Funds
 Distributor, Inc., Principal Global Investors, LLC, Principal Real Estate
 Investors, LLC, and Spectrum Asset Management, Inc. are affiliates of
 Principal Life Insurance Company and with it are subsidiaries of Principal
 Financial Group, Inc. and members of the Principal Financial Group/(R)/.

INSTITUTIONAL CLASS SHARES
Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
  . separate accounts of Principal Life;
  . Principal Life or any of its subsidiaries or affiliates;
  . any fund distributed by Principal Funds Distributor, Inc.* and/or Princor
    Financial Services Corporation. ("Princor") (together, the "Distributors") if the Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
  . clients of Principal Global Investors, LLC.;
  . sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs;
  . certain pension plans;
  . certain retirement account investment vehicles administered by foreign or domestic pension plans;
  . an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
  . certain institutional clients that have been approved by Principal Life
    Insurance Company for purposes of providing plan record keeping.
Principal reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

MAIN STRATEGIES AND RISKS

Each Fund's investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. There can be no assurance that any Fund will achieve its investment objective. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.


Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated as to each Fund in the Fund's description. In addition to the risks identified in each Fund's description, each of the Funds is also subject to credit and counterparty risk, liquidity risk, market risk, and management risk (except the LargeCap S&P 500 Index Fund, MidCap S&P 400 Index Fund, and Small Cap S&P 600 Index Fund). These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.

INVESTMENT RESULTS

A bar chart and a table are included with the description of each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style (the averages used are prepared by independent statistical services).

Performance of the Institutional Class Shares shares of Equity Income Fund I, High Yield Fund II, Income Fund, Mortgage Securities, West Coast Equity, and each of the SAM Portfolios is based on the historical performance of the Class A shares of the predecessor fund adjusted to reflect the lack of initial sales charges and lower fund operating expenses for the Institutional Class Shares shares. The adjustment results in performance for the Institutional Class Shares shares that is likely to be different, but no higher than the historical performance of the Class A shares.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown. Your actual costs may be higher or lower.


NOTE:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, Principal, any Sub-Advisor, or the Distributor.

MONEY MARKET FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk. As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


MAIN STRATEGIES AND RISKS

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or, . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Among the principal risks of investing in the Fund are:

  .
    Municipal Securities
    Risk                                               .U.S. Government
  .Fixed-Income           .Eurodollar and Yankee         Sponsored Securities
    Securities Risk         Obligations Risk             Risk


PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 3.96
"2002"1.49

"2003"0.8


"2004"1.01


"2005"2.93

2006 4.77



 LOGO

   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q1 '01                                      1.31%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q1 '04                                     0.17%

   /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                          1 YEAR
 INSTITUTIONAL CLASS................................................................                4.77
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index ...........................                4.86
  Index performance does not reflect deductions for fees, expenses or taxes.
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
  To obtain the Fund's current yield, call 1-800-547-7754.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                          5 YEARS
 INSTITUTIONAL CLASS................................................................                2.19
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index ...........................                2.42
  Index performance does not reflect deductions for fees, expenses or taxes.
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
  To obtain the Fund's current yield, call 1-800-547-7754.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                       LIFE OF FUND
 INSTITUTIONAL CLASS................................................................               2.52
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index ...........................               4.17
  Index performance does not reflect deductions for fees, expenses or taxes.
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
  To obtain the Fund's current yield, call 1-800-547-7754.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31,           INSTITUTIONAL
  2006                                           CLASS
 Management Fees......................           0.40%
 Other Expenses/(1)...................
 /....................................           0.01%
                                        -------------
  TOTAL ANNUAL FUND OPERATING EXPENSES           0.41%
 ///(1)
  /Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $42   $132  $230  $518

SHORT-TERM BOND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the four highest grades by Standard &
  Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities ("junk bonds") into reverse repurchase agreements and lend its portfolio securities to brokers, dealers and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


Among the principal risks of investing in the Fund are:

  . Fixed-Income Securities Risk                             . Derivatives Risk          . Active Trading Risk
  . High Yield Securities Risk                               . Portfolio Duration Risk   . Prepayment Risk
                                                                                         .
                                                             .U.S. Government              Real Estate Securities
                                                               Securities Risk             Risk
  . U.S. Government Sponsored Securities Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 7.21
"2002"7.67

"2003"2.87


"2004"1.22


"2005"2.18

2006 4.54


 LOGO

   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '01                                      3.86%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q2 '04                                    -1.58%

   /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)/ //(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                    1 YEAR                 5 YEARS                   LIFE OF FUND
 INSTITUTIONAL CLASS ...............................          4.54                    3.67                        4.39
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ..........          2.71                    2.18                        2.68
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES) /(2)/..................................          2.92                    2.26                        2.72
 Lehman Brothers MF (1-3) US Government Credit Index
 /(3)//(4)/ ........................................          4.25                    3.27                        4.17
 Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index
 /(3)/ .............................................          4.22                    3.77                        4.61
 Morningstar Short-Term Bond Category Average ......          4.01                    3.15                        3.80
 /(1)/
  Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//4)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            0.40%
 Other Expenses/(1).................................
 /..................................................            0.02
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.42%
 Expense Reimbursement/(2)..........................
 /..................................................            0.02
                                                                ----
                                        NET EXPENSES            0.40%
 ///(1)
  /Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $41   $133  $233  $528

SHORT-TERM INCOME FUND

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS

The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations (''NRSRO'') or, in the opinion of Edge, are of comparable quality (''investment-grade''). Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund's investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may borrow money, enter into reverse repurchase agreements, and/or dollar roll transactions in aggregate of up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.


Among the principal risks of investing in the Fund are:

  .Fixed-Income Securities
    Risk                      . Derivatives Risk      . Underlying Fund Risk
  .U.S. Government            .Portfolio Duration
    Securities Risk             Risk                  . Prepayment Risk
                                                      .Real Estate Securities
  . Foreign Securities Risk   . Exchange Rate Risk      Risk
  .U.S. Government
    Sponsored Securities
    Risk

Edge has provided investment advice to the Fund since the Fund's inception.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(1)/

1997 5.98
1998 6.56
1999 3.08
2000 8.33
2001 8.52
2002 5.98
2003 4.86
2004 1.87
2005 2.10
2006 4.18


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      3.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.62%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIOD ENDED DECEMBER 31, 2006                   1 YEAR                    5 YEARS                     10 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) ............            4.18                      3.79                         5.12
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .......            2.70                      2.26                         3.13
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ..............................            2.70                      2.32                         3.14
 Citigroup Broad Investment-Grade Credit 1-3
 Years Index/(3)/...............................            4.88                      4.12                         5.61
 Morningstar Short-Term Bond Category Average ..            4.01                      3.15                         4.59
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993.
 ///(//2//)//
  /After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/
 Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (ESTIMATED).

                                                      INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                   CLASS
 Management Fees....................................      0.49%
 Other Expenses.....................................      0.06
                                                          ----
                TOTAL ANNUAL FUND OPERATING EXPENSES      0.55%

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1     3     5    10
 INSTITUTIONAL CLASS                                                                                $56   $176  $307  $689

ULTRA SHORT BOND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income while seeking capital preservation.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS

The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the four highest grades by Standard &
  Poor's Rating Service ("S&P) or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may invest up to 15% of its assets in below-investment grade fixed-income securities ("junk bonds") and may enter into reverse purchase agreements and lend its portfolio securities to brokers, dealers, and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

48.07% in securities      15.32% in securities       0.01% in securities rated
rated Aaa                 rated Baa                  Caa
9.97% in securities       4.02% in securities rated  0.01% in securities rated
rated Aa                  Ba                         Ca
21.02% in securities      1.57% in securities rated  0.01% in securities rated
rated A                   B                          C



The above percentages for Aaa, A, Baa and B rated securities include unrated securities in the amount of 0.19%, 0.02%, 0.02% and 0.01%, respectively, which have been determined by PGI to be of comparable quality.

Among the principal risks of investing in the Fund are:

  . Fixed-Income Securities Risk                             . Derivatives Risk          . Prepayment Risk
  . High Yield Securities Risk                               . Portfolio Duration Risk   . Active Trading Risk
                                                             .U.S. Government
                                                               Securities Risk           . Underlying Fund Risk
  . U.S. Government Sponsored Securities Risk



Principal has been the Fund's Sub-Advisor since June 15, 2001.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(1)/

"2002"4.15

"2003"3.11


"2004"2.5


"2005"3.77(2)

2006 5.19



LOGO

On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '05                                     1.77%/(2)/
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q4 '04
  0.40%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                  1 YEAR                  5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS .............................          5.19                   3.74/(2)/                    3.82/(2)/
     (AFTER TAXES ON DISTRIBUTIONS)/(3)/ .........          3.42                   2.43/(2)/                    2.46/(2)/
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(3)/ ................................          3.35                   2.41/(2)/                    2.45/(2)/
 6-Month LIBOR Index /(4)/ .......................          5.20                   2.66                         2.78
 Morningstar Ultrashort Bond Category Average ....          4.69                   2.55                         2.73
 /(1)/ Institutional Class shares were first sold on June 15, 2001.
 ///(//2//)/
  During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
 ///(3)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(4)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            0.40%
 Other Expenses/(1).................................
 /..................................................            0.01
                                                                ----
                       TOTAL FUND OPERATING EXPENSES            0.41%
 Expense Reimbursement/(2)..........................
 /..................................................            0.01
                                                                ----
                                        NET EXPENSES            0.40%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $41   $131  $230  $518

BOND & MORTGAGE SECURITIES FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS

Under normal circumstances, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of PGI of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may also enter into reverse repurchase agreements to attempt to enhance portfolio return and income and may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

68.43% in securities      11.85% in securities       0.25% in securities rated
rated Aaa                 rated Baa                  Caa
4.97% in securities       3.08% in securities rated  0.02% in securities rated
rated Aa                  Ba                         Ca
8.90% in securities       2.50% in securities rated
rated A                   B



Among the principal risks of investing in the Fund are:

  .Fixed-Income                                   .U.S. Government Securities
    Securities            . Prepayment Risk         Risk
  . Active Trading Risk   . Derivatives Risk      . Portfolio Duration Risk
  .
    Municipal Securities  .High Yield
    Risk                    Securities Risk       . Underlying Fund Risk
  .U.S. Government
    Sponsored Securities
    Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 7.32

"2002"9.27

"2003"4.04


"2004"4.75


"2005"2.48

2006 4.51


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.20%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -2.30%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIOD ENDED DECEMBER 31, 2006                 PAST 1 YEAR               PAST 5YEARS                 LIFE OF FUND
 INSTITUTIONAL CLASS ............................            4.51                      4.99                        5.53
     (AFTER TAXES ON DISTRIBUTIONS)/(2)//........
     /...........................................            2.75                      3.40                        3.78
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/................................            2.90                      3.32                        3.68
 Lehman Brothers Aggregate Bond Index/(3)........
 /...............................................            4.33                      5.06                        5.62
 Morningstar Intermediate-Term Bond Category
 Average.........................................            4.11                      4.61                        5.19
 /(1)/
  Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".



 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                 INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                CLASS
 Management Fees..........................           0.53%
                                                     ----
      TOTAL ANNUAL FUND OPERATING EXPENSES
                                     /(1)/           0.53%
 ///(1)/
  Expense information has been restated to exclude interest expense paid on borrowings through reverse repurchase agreements. As of October 31, 2006, the fund discontinued its use of reverse repurchase agreements.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $54   $170  $296  $665

GOVERNMENT & HIGH QUALITY BOND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.


The Fund may lend its portfolio securities to brokers, dealers and other financial institutions.PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks of investing in the Fund are:

  .Fixed-Income Securities                             .Portfolio Duration
    Risk                       . Derivatives Risk        Risk
  .U.S. Government
    Securities Risk            . Active Trading Risk   . Prepayment Risk
  .
    U.S. Government Sponsored
    Securities Risk



PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 7.03

"2002"8.77

"2003"1.7


"2004"3.55


"2005"2.16

2006 4.19

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '06                                      3.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -1.55%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIOD ENDED DECEMBER 31, 2006               PAST 1 YEAR                PAST 5YEARS                  LIFE OF FUND
 INSTITUTIONAL CLASS .........................            4.19                       4.04                         4.65
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .....            2.50                       2.44                         2.91
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ............................            2.70                       2.50                         2.92
 Lehman Brothers Government/Mortgage Index/(3)
 /............................................            4.33                       4.73                         5.23
 Morningstar Intermediate Government Category
 Average .....................................            3.44                       3.90                         4.40
 /(1)/
  Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/I
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees...............................                 0.40%
 Other Expenses/(1)............................
 /.............................................                 0.01
                                                                ----
           TOTAL ANNUAL FUND OPERATING EXPENSES                 0.41%
 Expense Reimbursement/(2).....................
 /.............................................                 0.01
                                                                ----
                                   NET EXPENSES                 0.40%
 ///(1)
  /Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $41   $131  $229  $516

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in PGI's opinion, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or Baa3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.

Among the principal risks of investing in the Fund are:

  .
    Fixed-Income Securities                           .
    Risk                     . Derivatives Risk         Portfolio Duration Risk
  .U.S. Government
    Sponsored Securities     . Active Trading Risk    . Prepayment Risk
    Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 7.69
"2002"9.91

"2003"3.75


"2004"4.33


"2005"2.57

2006 4.30


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                     4.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -2.22%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIOD ENDED DECEMBER 31, 2006                 PAST 1 YEAR               PAST 5YEARS                 LIFE OF FUND
 INSTITUTIONAL CLASS ............................            4.30                      4.94                        5.55
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ........            2.83                      3.34                        3.75
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ...............................            2.80                      3.29                        3.68
 Lehman Brothers Aggregate Bond Index/(3)/ ......            4.33                      5.06                        5.62
 Morningstar Intermediate-Term Bond Category
 Average ........................................            4.11                      4.61                        5.19
 /(1)/
  Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.40%
 Other Expenses/(1).................................
 /..................................................            0.02
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.42%
 Expense Reimbursement/(2)..........................
 /..................................................            0.02
                                                                ----
                                        NET EXPENSES            0.40%
 ///(1)
  /Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $41   $133  $233  $528

INCOME FUND

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide a high level of current income consistent with preservation of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and REIT securities.

MAIN STRATEGIES AND RISKS

Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may also invest in convertible securities and REIT securities.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may enter into dollar roll transactions, which may involve leverage and purchase and sell interest rate futures and options.


The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk.


Among the principal risks of investing in the Fund are:

  .Fixed-Income                                    .Real Estate Securities
    Securities Risk        . Derivatives Risk        Risk
                           .
  . Exchange Rate Risk       Underlying Fund Risk  . Foreign Securities Risk
                                                   .
                           .High Yield               U.S. Government Securities
  . Prepayment Risk          Securities Risk         Risk
  .U.S. Government         .Portfolio Duration
    Sponsored Securities     Risk
    Risk

Edge has provided investment advice to the Fund since the Fund's inception.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR


1997 10.49
1998 7.36
1999 0.41
2000 9.61
2001 8.42
2002 8.65
2003 9.35
2004 5.53
2005 2.05
2006 5.42


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      4.71%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.77%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                             1 YEAR         5 YEARS          10 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) .............................................      5.42            6.18             6.68
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ........................................      3.30            3.89             4.08
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .....................      3.48            3.91             4.10
 Citigroup Broad Investment-Grade Bond Index/(3)/ ...............................      4.33            5.10             6.26
 Morningstar Intermediate-Term Bond Category Average ............................      4.11            4.61             5.51
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975.
 ///(2)/
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3)/
 Index performance does not reflect deductions for fees, expenses or taxes.
 For further information about the Fund's performance, see "Risk/Return
  Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (ESTIMATED).

                                         INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006      CLASS
 Management Fees.......................      0.50%
 Other Expenses........................      0.02
                                             ----
   TOTAL ANNUAL FUND OPERATING EXPENSES      0.52%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1     3     5    10
 INSTITUTIONAL CLASS                                                                                $53   $167  $291  $653

INFLATION PROTECTION FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks to provide current income and real (after-inflation) total returns.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

MAIN STRATEGIES AND RISKS

Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The Fund may invest up to 15% of assets in high yield securities ("junk bonds") but not in securities rated lower than CCC- or Caa3 by S&P or Moody's or, if unrated, determined by PGI to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may also enter into reverse repurchase agreements and may lend its portfolio securities to brokers, dealers and other financial institutions.


PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

88.50% in securities       3.79% in securities       0.01% in securities rated
rated Aaa                  rated Baa                 Caa
0.65% in securities rated  4.07% in securities       0.03% in securities rated
Aa                         rated Ba                  Ca
1.48% in securities rated  1.45% in securities       0.02% in securities rated
A                          rated B                   C



Among the principal risks of investing in the Fund are:

  .Fixed-Income            .Foreign Securities
    Securities Risk          Risk                  . Exchange Rate Risk
  .
    High Yield Securities
    Risk                   . Derivatives Risk      . Prepayment Risk
                                                   .
                           .Portfolio Duration       U.S. Government Securities
  . Underlying Fund Risk     Risk                    Risk
  .U.S. Government
    Sponsored Securities
    Risk



Principal has been the Fund's Sub-Advisor since December 29, 2004.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"2.43

2006 0.43

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '06                                      3.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '06                                     -2.11%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                  1 YEAR                          LIFE OF FUND
 INSTITUTIONAL CLASS .........................................              0.43                              1.57
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .....................             -0.92                              0.01
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..              0.28                              0.45
 Lehman Brothers US Treasury TIPS Index/(3)...................
 /............................................................              0.41                              1.66
 Morningstar Inflation-Protected Bond Category Average .......              0.09                              1.04
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS a Percentage of Average Daily Net Assets

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.40%
 Other Expenses /(1)/ ..............................            0.02
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.42%
 Expense Reimbursement/(2)..........................
 /..................................................            0.02
                                                                ----
                                        NET EXPENSES            0.40%
 ///(1)
  /Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $41   $133  $233  $528

PREFERRED SECURITIES

SUB-ADVISOR(S): Spectrum Asset Management, Inc. ("Spectrum")

OBJECTIVE: The Fund seeks to provide current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund's assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Among the principal risks of investing in the Fund are:

  .Fixed-Income
    Securities Risk        . Derivatives Risk          . Sector Risk
                                                       .
  .Non-Diversification                                   Real Estate Securities
    Risk                   . Equity Securities Risk      Risk
  .U.S. Government         .U.S. Government
    Sponsored Securities     Securities Risk           . Underlying Fund Risk
    Risk

Spectrum has been the Fund's Sub-Advisor since May 1, 2002.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2003"10.72

"2004"4.36


"2005"1.62

2006 6.94


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     5.55%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -5.26%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIOD ENDED DECEMBER 31, 2006                               PAST 1 YEAR                         LIFE OF FUND
 INSTITUTIONAL CLASS ......................................                6.94                                6.09
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ..................                5.25                                4.55
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/                4.76                                4.35
 Merrill Lynch Preferred Stock Hybrid Index/(3)/ ..........                7.67                                6.63
 Morningstar Intermediate-Term Bond Category Average ......                4.11                                4.12
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).
 ///(2)
  /After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)// /

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE YEAR ENDED OCTOBER 31,         INSTITUTIONAL
  2006                                       CLASS
 Management Fees.................            0.75%
 Other Expenses/(1)..............
 /...............................            0.01
                                             ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES            0.76%
 Expense Reimbursement/(2).......
 /...............................            0.01
                                             ----
                     NET EXPENSES            0.75%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $77   $242  $421  $941

MORTGAGE SECURITES FUND

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

INVESTOR PROFILE: The Fund may be appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury.


The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.


Among the principal risks of investing in the Fund are:

  .Fixed-Income
    Securities Risk        . Derivatives Risk          . Prepayment Risk
  .Portfolio Duration      .U.S. Government
    Risk                     Securities Risk           . Underlying Fund Risk
  .U.S. Government
    Sponsored Securities
    Risk



Edge has provided investment advice to the Fund since the Fund's inception.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

1997 9.90
1998 7.51
1999 0.31
2000 10.69
2001 7.48
2002 8.87
2003 2.21
2004 3.95
2005 2.31
2006 4.67

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '97                                    -1.10%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            1 YEAR
 INSTITUTIONAL CLASS (BEFORE TAXES) ..................................................                4.67
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................                2.88
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................                3.00
 Citigroup Mortgage Index/(3)/ .......................................................                5.17
 Morningstar Short Government Category Average .......................................                3.66
 ///(1)
  /The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984.
 /(//2)
  /After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 /(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            5 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) ..................................................                4.38
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................                2.54
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................                2.65
 Citigroup Mortgage Index/(3)/ .......................................................                4.90
 Morningstar Short Government Category Average .......................................                2.93
 ///(1)
  /The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984.
 /(//2)
  /After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 /(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                        10 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) ..................................................             5.73
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................             3.55
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................             3.55
 Citigroup Mortgage Index/(3)/ .......................................................             6.18
 Morningstar Short Government Category Average .......................................             4.46
 ///(1)
  /The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984.
 /(//2)
  /After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 /(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results


 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (ESTIMATED).

                                           INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006        CLASS
 Management Fees.........................      0.50%
 Other Expenses..........................      0.02
                                               ----
     TOTAL ANNUAL FUND OPERATING EXPENSES      0.52%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1     3     5    10
 INSTITUTIONAL CLASS                                                                                $53   $167  $291  $653

DISCIPLINED LARGECAP BLEND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P") 500 Index (as of December 31, 2006 this range was between approximately $1.4 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.



PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. PGI's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


Among the principal risks of investing in the Fund are:

                                                                                     .Market Segment (LargeCap)
  . Equity Securities Risk                                   . Derivatives Risk        Risk
  . Underlying Fund Risk                                     . Growth Stock Risk     . Value Stock Risk
  . Active Trading Risk

PGI has been the Fund's Sub-Advisor since December 30, 2002.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2003"28.32

"2004"12.84


"2005"7.16

2006 14.03

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.30%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                             PAST 1 YEAR                         LIFE OF FUND*
 INSTITUTIONAL CLASS .....................................               14.03                                15.32
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .................               13.45                                14.74
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ........................................                9.90                                13.18
 S&P 500 Index/(3)/ ......................................               15.79                                14.74
 Morningstar Large Blend Category Average ................               14.12                                14.31
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                         INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006      CLASS
 Management Fees.......................      0.59%
                                             ----
   TOTAL ANNUAL FUND OPERATING EXPENSES      0.59%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $60   $189  $329  $738

EQUITY INCOME FUND I

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who seek dividends to generate income orto be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in REIT securities, below-investment grade bonds, or foreign securities.

MAIN STRATEGIES AND RISKS

The Fund invests primarily (normally at least 80% of its net assets (plus any borrowings for investment purposes)) in dividend-paying common stocks and preferred stocks. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities, and asset-backed securities. The Fund may also invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in real estate investment trust ("REIT") securities. The Fund may write (sell) and purchase covered call options. The Fund may invest up to 25% of its assets in securities of foreign issuers.

The Fund's investments may also include convertible securities, repurchase agreements, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs").


In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than Edge believes they are worth.

Among the principal risks of investing in the Fund are:

                                                                                     .
                                                             .Real Estate              U.S. Government Securities
  . Equity Securities Risk                                     Securities Risk         Risk
  . Fixed-Income Securities Risk                             . Value Stock Risk      . Derivatives Risk
                                                             .Foreign Securities
  . Underlying Fund Risk                                       Risk                  . Exchange Rate Risk
                                                             .High Yield
                                                               Securities Risk       . Prepayment Risk
  . U.S. Government Sponsored Securities Risk


Edge has provided investment advice to the Fund since the Fund's inception.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(1)/

1997 19.89
1998 6.93
1999 4.83
2000 14.74
2001 7.78
2002 -12.53
2003 29.66
2004 19.09
2005 9.84
2006 18.09

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.77%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIOD ENDED DECEMBER 31, 2006                                                            1 YEAR
 INSTITUTIONAL CLASS (BEFORE TAXES) ..................................................               18.09
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................               16.86
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES /(2)/) .........................               13.35
 S&P 500 Index /(3)/ .................................................................               15.79
 S&P 500/Citigroup Value Index /(3) (4)/ .............................................               20.80
 Morningstar Large Value Category Average /(3)/                                                      18.18
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on Janaury 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
 ///(4)/
  Unitl December 16, 2005, when Standard & Poor's changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIOD ENDED DECEMBER 31, 2006                                                            5 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) ..................................................               11.87
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................               11.04
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES /(2)/) .........................               10.10
 S&P 500 Index /(3)/ .................................................................                6.19
 S&P 500/Citigroup Value Index /(3) (4)/ .............................................               10.43
 Morningstar Large Value Category Average /(3)/                                                       8.38
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on Janaury 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
 ///(4)/
  Unitl December 16, 2005, when Standard & Poor's changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIOD ENDED DECEMBER 31, 2006                                                         10 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) ..................................................             11.28
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................              9.44
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES /(2)/) .........................              8.91
 S&P 500 Index /(3)/ .................................................................              8.42
 S&P 500/Citigroup Value Index /(3) (4)/ .............................................              9.45
 Morningstar Large Value Category Average /(3)/                                                     8.80
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on Janaury 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
 ///(4)/
  Unitl December 16, 2005, when Standard & Poor's changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. (ESTIMATED)

                                         INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006      CLASS
 Management Fees.......................      0.51%
 Other Expenses........................      0.04
                                             ----
   TOTAL ANNUAL FUND OPERATING EXPENSES      0.55%

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1     3     5    10
 INSTITUTIONAL CLASS                                                                                $56   $176  $307  $689

HIGH YIELD FUND

SUB-ADVISOR(S): Post Advisory Group, LLC ("Post")

OBJECTIVE: The Fund seeks high current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS

Under normal market conditions, the Fund invests at least 80% of its assets in high yield, below investment grade quality debt and other income-producing securities including, corporate bonds, convertible securities, preferred securities, asset-backed securities and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are common known as "junk bonds." These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.


The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities may not exceed 33 1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for loan). In connection with such loans the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities.

The Fund invests its assets in securities rated Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Fund does not invest in securities rated below Caa3 (Moody's) or below CCC- (S&P) at the time of purchase. The Statement of Additional Information contains descriptions of the securities rating categories

The Sub-Advisor, Post, applies its investment process based on the belief that superior performance is achieved by identifying three specific attributes:
.. value identification - seeking complex, not closely followed and/or misunderstood credits which have the highest probability of being mispriced by the consensus view. Post looks for what it believes are inefficiencies between the actual value and market price of securities.
.. downside protection based on qualitative analysis - analyzing the potential downside risk of each investment and continuous monitoring of the investment portfolio to attempt to keep unexpected negatives to a minimum.
.. portfolio diversification - maintaining exposure and diversification limits by issue, issuer, security type, duration, maturity and credit rating.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

0.00% in securities       0.41% in securities       7.83% in securities rated
rated Aaa                 rated Baa                 Caa
0.00% in securities       32.96% in securities      1.23% in securities rated
rated Aa                  rated Ba                  Ca
0.30% in securities       57.04% in securities
rated A                   rated B                   0.23% in securities rated C



Among the principal risks of investing in the Fund are:

  .Fixed-Income                                        .Portfolio Duration
    Securities Risk        . Derivatives Risk            Risk
  .
    High Yield Securities  .Municipal Securities
    Risk                     Risk                      . Prepayment Risk
  .U.S. Government         .U.S. Government
    Sponsored Securities     Securities Risk           . Underlying Fund Risk
    Risk

Post has been the Fund's Sub-Advisor since December 29, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

"2005"4.08

2006 8.89


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '06                                      3.48%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '05
  -0.40%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIOD ENDED DECEMBER 31, 2006                              PAST 1 YEAR                         LIFE OF FUND*
 INSTITUTIONAL CLASS .....................................                8.89                                6.44
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .................                6.51                                4.48
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ........................................                5.78                                4.35
 Lehman Brothers High Yield Composite Bond Index/(3)/ ....               11.85                                7.19
 Morningstar High Yield Bond Category ....................               10.13                                6.25
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)// /

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.65%
 Other Expenses/(1)/ ...............................            0.02
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.67%
 Expense Reimbursement/(2)/ ........................            0.02
                                                                ----
                                        NET EXPENSES            0.65%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $66   $212  $371  $833

HIGH YIELD FUND II

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide a relatively high level of current income.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and emerging markets.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in high-yield, high-risk, below-investment grade fixed-income securities (sometimes called "junk bonds"), which may include foreign investments. The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or rated lower than Baa by Moody's or of equivalent quality as determined by Edge. The remainder of the Fund's assets may be invested in any other securities Edge believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries, and engage in hedging strategies involving options.

Among the principal risks of investing in the Fund are:

  .Fixed-Income
    Securities Risk         . Derivatives Risk       . Underlying Fund Risk
  .High Yield Securities    .Foreign Securities      .Real Estate Securities
    Risk                      Risk                     Risk
  .
    Equity Securities Risk  . Small Company Risk     . Exchange Rate Risk
  .Portfolio Duration
    Risk                    . Emerging Market Risk



Edge has provided investment advice to the Fund since the Fund's inception.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

1999 12.27
2000 -1.20
2001 3.66
2002 4.02
2003 28.39
2004 11.92
2005 6.94
2006 14.71

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '00                                    -5.45%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIOD ENDED DECEMBER 31, 2006                                                             1 YEAR
 INSTITUTIONAL CLASS (BEFORE TAXES) ...................................................               14.76
     (AFTER TAXES ON DISTRIBUTIONS)/(2)//..............................................
     /.................................................................................               11.33
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)//...........................
     /.................................................................................                9.89
 Citigroup US High Yield Market Capped Index/(3).......................................
 /.....................................................................................               10.21
 Morningstar High Yield Bond Category .................................................               10.13
 ///(1)
  /The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for perods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998.
 ///(2)
  /After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 /(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIOD ENDED DECEMBER 31, 2006                                                             5 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) ...................................................               12.93
     (AFTER TAXES ON DISTRIBUTIONS)/(2)//..............................................                9.43
     /.................................................................................
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)//...........................                8.99
     /.................................................................................
 Citigroup US High Yield Market Capped Index/(3).......................................                 N/A
 /.....................................................................................
 Morningstar High Yield Bond Category .................................................                8.93
 ///(1)
  /The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for perods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998.
 ///(2)
  /After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 /(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIOD ENDED DECEMBER 31, 2006                                                         LIFE OF FUND
 INSTITUTIONAL CLASS (BEFORE TAXES) ...................................................               8.51
     (AFTER TAXES ON DISTRIBUTIONS)/(2)//..............................................               4.67
     /.................................................................................
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)//...........................               4.78
     /.................................................................................
 Citigroup US High Yield Market Capped Index/(3).......................................              10.44
 /.....................................................................................
 Morningstar High Yield Bond Category .................................................               4.51
 ///(1)
  /The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for perods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998.
 ///(2)
  /After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 /(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (ESTIMATED).

                                         INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006      CLASS
 Management Fees.......................      0.53%
 Other Expenses........................      0.04
                                             ----
   TOTAL ANNUAL FUND OPERATING EXPENSES      0.57%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1     3     5    10
 INSTITUTIONAL CLASS                                                                                $58   $183  $318  $714

LARGECAP GROWTH FUND

SUB-ADVISOR(S): Columbus Circle Investors ("CCI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000/(R)/ Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. To meet its investment objective, the Fund may invest in initial public offerings.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  .
    Underlying Fund Risk  . Active Trading Risk   . Growth Stock Risk
                          .Foreign Securities     .Initial Public Offerings
  . Exchange Rate Risk      Risk                    Risk



CCI became the Fund's Sub-Advisor on January 5, 2005.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 -24.35

"2002"-28.3

"2003"24.89


"2004"9.35


"2005"11.84

2006 9.86


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    10.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -23.56%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                           1 YEAR
 INSTITUTIONAL CLASS ................................................................                9.86
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................                9.54
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................                6.83
 Russell 1000 Growth Index/(3)/ .....................................................                9.07
 Morningstar Large Growth Category Average ..........................................                6.93
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                          5 YEAR
 INSTITUTIONAL CLASS ................................................................               3.76
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................               3.67
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................               3.23
 Russell 1000 Growth Index/(3)/ .....................................................               2.69
 Morningstar Large Growth Category Average ..........................................               2.88
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                       LIFE OF FUND
 INSTITUTIONAL CLASS ................................................................              -2.65
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................              -2.73
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................              -2.24
 Russell 1000 Growth Index/(3)/ .....................................................              -1.58
 Morningstar Large Growth Category Average ..........................................              -1.26
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results


 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED OCTOBER 31,           INSTITUTIONAL
  2006                                           CLASS
 Management Fees /(1)/ ...............           0.64%
                                                 ----
  TOTAL ANNUAL FUND OPERATING EXPENSES           0.64%
 ///(1)/
  Expense information has been restated to reflect current fees. The Fund's management fees were increased effective January 16,
  2007.


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $65   $205  $357  $798

LARGECAP S&P 500 INDEX FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

MAIN STRATEGIES AND RISKS

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $1.4 billion and $446.9 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.


Among the principal risks of investing in the Fund are:

  .Equity Securities      .Market Segment
    Risk                    (LargeCap) Risk           . Underlying Fund Risk



NOTE: "Standard & Poor's 500" and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 -12.07

"2002"-22.27

"2003"28.06


"2004"10.67


"2005"4.71

2006 15.67

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.29%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)


                                                                                                     1 YEAR
  FOR THE PERIODS ENDED DECEMBER 31, 2006
 INSTITUTIONAL CLASS ................ ...............                                                 15.67
     (AFTER TAXES ON DISTRIBUTIONS)....................................................               15.32
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES).................................               10.64
 S&P 500 Index ........................................................................               15.79
 Morningstar Large Blend Category Average .............................................               14.12
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

                                                                                                    5 YEA RS

  FOR THE PERIODS ENDED DECEMBER 31, 2006
 INSTITUTIONAL CLASS ................ ...............                                                 5.94
     (AFTER TAXES ON DISTRIBUTIONS)....................................................               5.43
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES).................................               5.00
 S&P 500 Index ........................................................................               6.19
 Morningstar Large Blend Category Average .............................................               5.92
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".



  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                          LIFE OF FUND
 INSTITUTIONAL CLASS ................ ...............                                                 2.28
     (AFTER TAXES ON DISTRIBUTIONS)....................................................               1.79
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES).................................               1.80
 S&P 500 Index ........................................................................               2.94
 Morningstar Large Blend Category Average .............................................               3.10
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.15%
 Other Expenses/(1)/ ...............................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.16%
 Expense Reimbursement/(2)/ ........................            0.01
                                                                ----
                                        NET EXPENSES            0.15%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $15   $51   $89   $204

LARGECAP VALUE FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000/(R)// /Value Index, which as of December 31, 2006 ranged between approximately $1.3 billion and $446.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. monitoring a stock's behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  .
    Underlying Fund Risk  . Active Trading Risk   . Value Stock Risk
                          .Foreign Securities
  . Exchange Rate Risk      Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 -7.30

"2002"-12.92

"2003"25.48


"2004"12.4


"2005"6.82

2006 20.06



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -15.10%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED OCTOBER 31, 2006                                                           1 YEAR
 INSTITUTIONAL CLASS ................ .......                                                       20.06
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................               18.94
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................               14.51
 Russell 1000 Value Index/(3)........................................................
 /...................................................................................               22.25
 Morningstar Large Value Category Average ...........................................               18.18
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED OCTOBER 31, 2006                                                           5 YEARS
 INSTITUTIONAL CLASS ................ .......                                                        9.51
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................                8.86
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................                8.11
 Russell 1000 Value Index/(3)........................................................               10.86
 /...................................................................................
 Morningstar Large Value Category Average ...........................................                8.38
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED OCTOBER 31, 2006                                                        LIFE OF FUND
 INSTITUTIONAL CLASS ................ .......                                                       6.98
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................               6.38
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................               5.88
 Russell 1000 Value Index/(3)........................................................               7.93
 /...................................................................................
 Morningstar Large Value Category Average ...........................................               6.38
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results"

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.45%
 Other Expenses /(1)/ ..............................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.46%
 Expense Reimbursement/(2)/ ........................            0.01
                                                                ----
                                        NET EXPENSES            0.45%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $46   $147  $257  $578

MIDCAP VALUE FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI") and Barrow, Hanley,
         Mewhinney & Strauss, Inc. ("BHMS")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The portion of Fund assets managed by PGI is invested in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  .Equity Securities                                 .Market Segment (MidCap)
    Risk                  . Derivatives Risk           Risk
  .Foreign Securities
    Risk                  . Value Stock Risk         . Active Trading Risk
                          .Initial Public
  . Exchange Rate Risk      Offerings Risk           . MidCap Stock Risk
  . Small Company Risk



PGI has been the Fund's Sub-advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 12, 2005.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 3.39

"2002"-8.01

"2003"28.21


"2004"16.58


"2005"15.61

2006 16.12

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.96%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -12.69%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                         1 YEAR
 INSTITUTIONAL CLASS ...............................................................              16.12
     (AFTER TAXES ON DISTRIBUTIONS)/(3)/ ...........................................              14.95
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(3)/ ........................              11.97
 Russell Midcap Value Index/(4)/ .. ................................................              20.22
 Morningstar Mid-Cap Value Category Average ........................................              15.89
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 /(2)/During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
 ///(3)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(4) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                          5 YEARS
 INSTITUTIONAL CLASS ...............................................................               13.04/(2)/
     (AFTER TAXES ON DISTRIBUTIONS)/(3)/ ...........................................               11.49/(2)/
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(3)/ ........................               10.74/(2)/
 Russell Midcap Value Index/(4)/ .. ................................................               15.88
 Morningstar Mid-Cap Value Category Average ........................................               11.55
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 /(2)/During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
 ///(3)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(4) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                      LIFE OF FUND
 INSTITUTIONAL CLASS ...............................................................             12.22/(2)/
     (AFTER TAXES ON DISTRIBUTIONS)/(3)/ ...........................................             10.69/(2)/
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(3)/ ........................             10.00/(2)/
 Russell Midcap Value Index/(4)/ .. ................................................             13.51
 Morningstar Mid-Cap Value Category Average ........................................             11.11
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 /(2)/During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
 ///(3)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(4) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Resul

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE YEAR ENDED OCTOBER         INSTITUTIONAL
  31, 2006                               CLASS
 Management Fees............             0.65%
 Other Expenses/(1).........
 /..........................             0.02
                                         ----
           TOTAL ANNUAL FUND
          OPERATING EXPENSES             0.67%
 Expense Reimbursement/(2)..
 /..........................             0.02
                                         ----
                NET EXPENSES             0.65%
 ///(1)
  /Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLES
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $67   $213  $373  $837

PARTNERS LARGECAP BLEND FUND

SUB-ADVISOR(S): T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

MAIN STRATEGIES AND RISKS

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2006 this range was between approximately $1.4 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.


T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.


A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities
    Risk                  . Value Stock Risk      . Growth Stock Risk
  . Exchange Rate Risk



T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-7.13

"2002"-16.28


"2003"23.93


"2004"10.38


"2005"4.79

2006 15.94



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.21%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -15.44%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                          1 YEAR
 INSTITUTIONAL CLASS ................................................................               15.94
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................               14.69
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................               11.49
 S&P 500 Index/(3)/ .................................................................               15.79
 Morningstar Large Blend Category Average ...........................................               14.12
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                           5 YEARS
 INSTITUTIONAL CLASS ................................................................                6.83
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................                6.10
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................                5.71
 S&P 500 Index/(3)/ .................................................................                6.19
 Morningstar Large Blend Category Average ...........................................                5.92
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                       LIFE OF FUND
 INSTITUTIONAL CLASS ................................................................               4.64
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................               3.99
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................               3.80
 S&P 500 Index/(3)/ .................................................................               2.94
 Morningstar Large Blend Category Average ...........................................               3.10
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results"

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.74%
 Other Expenses/(1)/ ...............................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.75%
 Expense Reimbursement/(2)/ ........................            0.01
                                                                ----
                                        NET EXPENSES            0.74%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $76   $239  $416  $929

PARTNERS LARGECAP BLEND FUND I

SUB-ADVISOR(S): Goldman Sachs Asset Management, L.P. ("Goldman Sachs")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

MAIN STRATEGIES AND RISKS

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2006, the range was between approximately $1.4 billion and $446.9 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

Goldman Sachs seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. Goldman Sachs seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  . Active Trading Risk   . Value Stock Risk      . Growth Stock Risk
  .
    Underlying Fund Risk  . Exchange Rate Risk    . Foreign Securities Risk



Goldman Sachs became Sub-Advisor to the Fund on December 16, 2002.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 -16.80

"2002"-24.89

"2003"27.98


"2004"11.05


"2005"6.16

2006 13.67

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -17.56%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                          1 YEAR
 INSTITUTIONAL CLASS ................................................................               13.67
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................               13.55
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................                9.05
 S&P 500 Index/(3)/ .................................................................               15.79
 Morningstar Large Blend Category Average ...........................................               14.12
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                           5 YEARS
 INSTITUTIONAL CLASS ................................................................                5.20
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................                4.97
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................                4.40
 S&P 500 Index/(3)/ .................................................................                6.19
 Morningstar Large Blend Category Average ...........................................                5.92
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                       LIFE OF FUND
 INSTITUTIONAL CLASS ................................................................               0.83
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................               0.58
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................               0.59
 S&P 500 Index/(3)/ .................................................................               2.94
 Morningstar Large Blend Category Average ...........................................               3.10
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results"


 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.45%
 Other Expenses/(1).................................
 /..................................................            0.02
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.47%
 Expense Reimbursement/(2)..........................
 /..................................................            0.02
                                                                ----
                                        NET EXPENSES            0.45%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $46   $149  $261  $590

PARTNERS LARGECAP GROWTH FUND I

SUB-ADVISOR(S): T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000/(R)// /Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $446.9 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.


Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  . Exchange Rate Risk    . Growth Stock Risk     . Active Trading Risk
  .Foreign Securities     .
    Risk                    Underlying Fund Risk

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-14.32

"2002"-27.76


"2003"24.01


"2004"9.25


"2005"7.61
2006 6.10



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    12.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '01
  -18.00%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            1 YEAR
 INSTITUTIONAL CLASS .................................................................                6.10
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................                5.33
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................                4.95
 Russell 1000 Growth Index/(3).../....................................................                9.07
 Morningstar Large Growth Category Average ...........................................                6.93
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            5 YEARS
 INSTITUTIONAL CLASS .................................................................                2.24
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................                1.91
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................                1.86
 Russell 1000 Growth Index/(3).../....................................................                2.69
 Morningstar Large Growth Category Average ...........................................                2.88
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                         LIFE OF FUND
 INSTITUTIONAL CLASS .................................................................               -1.69
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................               -1.96
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................               -1.47
 Russell 1000 Growth Index/(3).../....................................................               -1.58
 Morningstar Large Growth Category Average ...........................................               -1.26
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.74%
 Other Expenses/(1).................................
 /..................................................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.75%
 Expense Reimbursement/(2)..........................
 /..................................................            0.01
                                                                ----
                                        NET EXPENSES            0.74%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $76   $239  $416  $929

PARTNERS LARGECAP GROWTH FUND II

SUB-ADVISOR(S): American Century Investment Management, Inc. ("American
          Century") and BNY Investment Advisors ("BNY") (for the Fund's "cash buffer")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2006, the range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.


Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund's portfolio will primarily consist of securities of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.


Although American Century intends to invest the Fund's assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


Principal has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). Principal believes that, over the long term, this strategy will enhance the investment performance of the Fund.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (LargeCap)
    Risk                  . Derivatives Risk        Risk
  .
    Underlying Fund Risk  . Growth Stock Risk     . Foreign Securities Risk
  . Exchange Rate Risk



American Century has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-17.88

"2002"-25.95


"2003"26.08


"2004"9.31


"2005"4.75

2006 7.70


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.51%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '01
  -19.60%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            1 YEAR
 INSTITUTIONAL CLASS .................................................................                7.70
     (AFTER TAXES ON DISTRIBUTIONS)/(2)//.............................................
     /................................................................................                5.71
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)............................
     /................................................................................                6.07
 Russell 1000 Growth Index/(3)........................................................
 /....................................................................................                9.07
 Morningstar Large Growth Category Average ...........................................                6.93
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            5 YEARS
 INSTITUTIONAL CLASS .................................................................                2.86
     (AFTER TAXES ON DISTRIBUTIONS)/(2)//.............................................                2.38
     /................................................................................
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)............................                2.31
     /................................................................................
 Russell 1000 Growth Index/(3)........................................................                2.69
 /....................................................................................
 Morningstar Large Growth Category Average ...........................................                2.88
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                         LIFE OF FUND
 INSTITUTIONAL CLASS .................................................................               -1.88
     (AFTER TAXES ON DISTRIBUTIONS)/(2)//.............................................               -2.26
     /................................................................................
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)............................               -1.70
     /................................................................................
 Russell 1000 Growth Index/(3)........................................................               -1.58
 /....................................................................................
 Morningstar Large Growth Category Average ...........................................               -1.26
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE YEAR ENDED OCTOBER         INSTITUTIONAL
  31, 2006                               CLASS
 Management Fees............             0.99%
 Other Expenses/(1).........
 /..........................             0.01
                                         ----
           TOTAL ANNUAL FUND
          OPERATING EXPENSES             1.00%
 Expense Reimbursement/(2)..
 /..........................             0.01
                                         ----
                NET EXPENSES             0.99%
 ///(1)
  /Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $101  $317  $551  $1,224

PARTNERS LARGECAP VALUE FUND

SUB-ADVISOR(S): AllianceBernstein L.P. ("AllianceBernstein") and BNY Investment
          Advisors ("BNY") (for the Fund's "cash buffer")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, AllianceBernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000/(R)/ Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein employs an investment strategy, generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


Principal has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). Principal believes that, over the long term, this strategy will enhance the investment performance of the Fund.


Among the principal risks of investing in the Fund are:

                                                                                     .Market Segment (LargeCap)
  . Equity Securities Risk                                   . Derivatives Risk        Risk
  . Underlying Fund Risk                                     . Value Stock Risk      . Foreign Securities Risk
  . Exchange Rate Risk

AllianceBernstein has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"5.53

"2002"-13.58


"2003"27.48


"2004"13.32


"2005"5.34

2006 21.91



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.45%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            1 YEAR
 INSTITUTIONAL CLASS .................................................................               21.91
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................               20.82
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................               15.67
 Russell 1000 Value Index /(3)/ ......................................................               22.25
 Morningstar Large Value Category Average ............................................               18.18
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            5 YEARS
 INSTITUTIONAL CLASS .................................................................                 9.90
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................                 9.34
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................                 8.51
 Russell 1000 Value Index /(3)/ ......................................................                10.86
 Morningstar Large Value Category Average ............................................                 8.38
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                         LIFE OF FUND
 INSTITUTIONAL CLASS .................................................................               9.91
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................               9.36
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................               8.53
 Russell 1000 Value Index /(3)/ ......................................................               7.93
 Morningstar Large Value Category Average ............................................               6.38
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                        INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006       CLASS
 Management Fees......................      0.77%
                                            ----
  TOTAL ANNUAL FUND OPERATING EXPENSES      0.77%


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $79   $246  $428  $954

PARTNERS LARGECAP VALUE FUND I

SUB-ADVISOR(S): UBS Global Asset Management (Americas) Inc. ("UBS Global AM")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2006 this range was between approximately $1.3 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.


Among the principal risks of investing in the Fund are:

  . Exchange Rate Risk                                       . Foreign Securities Risk   . Value Stock Risk
                                                             .Market Segment
  . Derivatives Risk                                           (LargeCap) Risk           . Equity Securities Risk
  . Underlying Fund Risk

UBS Global AM has been the Fund's Sub-Advisor since June 1, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"9.92

2006 18.20

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '06                                      7.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '05
  -0.53%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                  1 YEAR                          LIFE OF FUND
 INSTITUTIONAL CLASS .........................................             18.20                              15.88
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .....................             17.69                              15.48
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..             12.51                              13.63
 Russell 1000 Value Index/(3)/ ...............................             22.25                              17.04
 Morningstar Large Value Category Average ....................             18.18                              13.95
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            0.80%
 Other Expenses/(1).................................
 /..................................................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.81%
 Expense Reimbursement/(2)..........................
 /..................................................            0.01
                                                                ----
                                        NET EXPENSES            0.80%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $82   $258  $449  $1,001

PARTNERS LARGECAP VALUE FUND II

SUB-ADVISOR(S): American Century Investment Management, Inc. ("American
         Century")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with market capitalizations similar to companies in the Russell 1000/(R)/ Index (as of December 31, 2006, this range was between approximately $1.2 billion and $446.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold the stocks until they have returned to favor in the market and their price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company. American Century may sell stocks from the Fund's portfolio if it believes a stock no longer meets its valuation criteria. American Century does not attempt to time the market.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. American Century also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. American Century/ /has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.


When American Century believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.


In the event of exceptional market or economic conditions, the Fund may as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Among the principal risks of investing in the Fund are:

  .Equity Securities
    Risk                  . Active Trading Risk   . Exchange Rate Risk
                          .Foreign Securities     .Market Segment (LargeCap)
  . Derivatives Risk        Risk                    Risk
  .U.S. Government                                .U.S. Government Securities
    Sponsored Securities  . Value Stock Risk        Risk
    Risk

American Century has been the Fund's Sub-Advisor since December 29, 2004.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"4.19

2006 19.90

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '06                                      7.47%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '05
  -1.00%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR                                   LIFE OF FUND
 INARUTIONAL CLASS..........................                      19.90                                       11.79
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ...                      19.33                                       11.26
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)/(2)/........................                      13.57                                        9.97
 Russell 1000 Value Index /(3)/ ............                      22.25                                       14.40
 Morningstar Large Value Category Average ..                      18.18                                       11.86
 /(1) / Lifetime results are measured from the date the Institutional Class was first sold (December 29, 2004).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees..................                              0.85%
 Other Expenses /(1)............./..                            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES
                                                                0.86%
 Expense Reimbursement /(2)....../..                            0.01
                                                                ----
                                        NET EXPENSES
                                                                0.85%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $87   $273  $476  $1,060

PARTNERS MIDCAP VALUE FUND

SUB-ADVISOR(S): Neuberger Berman Management, Inc. ("Neuberger Berman") and
          Jacobs Levy Equity Management, Inc. ("Jacobs Levy")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap/(R)/ Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Each of the Sub-Advisors selects stocks using a value oriented investment approach. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational, and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


Jacobs Levy selects stocks by using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as "disentangling." The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.


Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment stategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

                                                     .Market Segment (MidCap)
  . Equity Securities Risk   . Value Stock Risk        Risk
  . Small Company Risk       . MidCap Stock Risk     . Underlying Fund Risk
  .Initial Public
    Offerings Risk



Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-1.78

"2002"-9.91


"2003"35.96


"2004"22.56


"2005"10.86

2006 13.61



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -14.42%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            1 YEAR
 INSTITUTIONAL CLASS ................ .......                                                        13.61
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................               11.67
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................               10.26
 Russell Midcap Value Index/(3).......................................................
 /....................................................................................               20.22
 Morningstar Mid-Cap Value Category Average ..........................................               15.89
 /(1)// /Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)// /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            5 YEARS
 INSTITUTIONAL CLASS ................ .......                                                         13.59
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................                12.50
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................                11.60
 Russell Midcap Value Index/(3).......................................................                15.88
 /....................................................................................
 Morningstar Mid-Cap Value Category Average ..........................................                11.55
 /(1)// /Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)// /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                         LIFE OF FUND
 INSTITUTIONAL CLASS ................ .......                                                        11.88
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................               10.98
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................               10.18
 Russell Midcap Value Index/(3).......................................................               13.51
 /....................................................................................
 Morningstar Mid-Cap Value Category Average ..........................................               11.11
 /(1)// /Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)// /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE YEAR ENDED OCTOBER         INSTITUTIONAL
  31, 2006                               CLASS
 Management Fees............             1.00%
 Other Expenses/(1)/ .......             0.01
                                         ----
           TOTAL ANNUAL FUND
          OPERATING EXPENSES             1.01%
 Expense Reimbursement/
 //(//2)/...................             0.01
                                         ----
                NET EXPENSES             1.00%
 ///(1)
  /Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $321  $557  $1,235

PARTNERS MIDCAP VALUE FUND I

SUB-ADVISOR(S): Goldman Sachs Asset Management, L.P. ("Goldman Sachs") and Los
          Angeles Capital Management and Equity Research, Inc. ("LA Capital")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2006, the range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Goldman Sachs selects stocks using a value oriented investment approach. Goldman Sachs evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting Goldman Sachs's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of Goldman Sachs, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  .Emerging Markets                                .Market Segment (MidCap)
    Risk                  . Derivatives Risk         Risk
  .Foreign Securities                              .Initial Public Offerings
    Risk                  . Value Stock Risk         Risk
  . Exchange Rate Risk    . MidCap Stock Risk      . Sector Risk
                          .Equity Securities
  . Small Company Risk      Risk                   . Underlying Fund Risk



Goldman Sachs has been the Fund's Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2004"25.69

"2005"12.5

2006 15.81



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    12.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                     -1.41%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                  1 YEAR                          LIFE OF FUND
 INSTITUTIONAL CLASS .........................................             15.81                              17.80
     (AFTER TAXES ON DISTRIBUTIONS)/(2).......................
     /........................................................             14.81                              16.56
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)....
     /........................................................             11.40                              15.04
 Russell Midcap Value Index/(3)...............................
 /............................................................             20.22                              18.77
 Morningstar Mid-Cap Value Category Average ..................             15.89                              14.18
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold ( December 29, 2003).
 ///(2)///
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1) /

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE YEAR ENDED OCTOBER         INSTITUTIONAL
  31, 2006                               CLASS
 Management Fees............             1.00%
 Other Expenses/(1).........
 /..........................             0.01
                                         ----
           TOTAL ANNUAL FUND
          OPERATING EXPENSES             1.01%
 Expense Reimbursement/(2)..
 /..........................             0.01
                                         ----
                NET EXPENSES             1.00%
 ///(1)
  /Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $321  $557  $1,235

MIDCAP BLEND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap/(R)/ Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.


PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks of investing in the Fund are:

  .Equity Securities                                 .Market Segment (MidCap)
    Risk                  . Derivatives Risk           Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk        . Value Stock Risk
                          .Initial Public
  . Exchange Rate Risk      Offerings Risk           . Active Trading Risk
  . MidCap Stock Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 -3.29

"2002"-8.47

"2003"32.67


"2004"17.65


"2005"9.31

2006 14.05

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.30%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -10.63%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                          1 YEAR
 INSTITUTIONAL CLASS ................................................................               14.05
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................               12.23
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................               11.20
 Russell Midcap Index/(3)......../...................................................               15.26
 Morningstar Mid-Cap Blend Category Average .........................................               13.92
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                          5 YEARS
 INSTITUTIONAL CLASS ................................................................               12.24
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................               11.34
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................               10.55
 Russell Midcap Index/(3)......../...................................................               12.88
 Morningstar Mid-Cap Blend Category Average .........................................               10.51
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                       LIFE OF FUND
 INSTITUTIONAL CLASS ................................................................              10.14
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................               9.35
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................               8.70
 Russell Midcap Index/(3)......../...................................................               9.56
 Morningstar Mid-Cap Blend Category Average .........................................               8.86
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.64%
 Other Expenses/(1) ................................
 / .................................................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.65%
 Expense Reimbursement/(2) .........................
 /..................................................            0.01
                                                                ----
                                        NET EXPENSES            0.64%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $65   $207  $361  $809

MIDCAP GROWTH FUND

SUB-ADVISOR(S): Columbus Circle Investors ("CCI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.


Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals seeks to select companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.


Among the principal risks of investing in the Fund are:

  .Equity Securities                                 .Market Segment (MidCap)
    Risk                  . Derivatives Risk           Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk        . Active Trading Risk
                          .Initial Public
  . Exchange Rate Risk      Offerings Risk           . MidCap Stock Risk
  . Small Company Risk



CCI became the Fund's Sub-Advisor on January 5, 2005.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 -24.80

"2002"-40.47

"2003"32.75


"2004"10.47


"2005"13.37

2006 2.24

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                     35.67%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -36.43%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                          1 YEAR
 INSTITUTIONAL CLASS ................................................................                2.24
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................                2.24
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................                1.46
 Russell Midcap Growth Index ........................................................               10.66
 Morningstar Mid-Cap Growth Category Average ........................................                9.01
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                          5 YEARS
 INSTITUTIONAL CLASS ................................................................                0.24
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................                0.24
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................                0.20
 Russell Midcap Growth Index ........................................................                8.22
 Morningstar Mid-Cap Growth Category Average ........................................                6.48
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                       LIFE OF FUND
 INSTITUTIONAL CLASS ................................................................              -4.99
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ............................................              -4.99
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ .........................              -4.15
 Russell Midcap Growth Index ........................................................               2.87
 Morningstar Mid-Cap Growth Category Average ........................................               2.13
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results


 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.65%
 Other Expenses/(1).................................
 /..................................................            0.06
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.71%
 Expense Reimbursement/(2)..........................
 /..................................................            0.06
                                                                ----
                                        NET EXPENSES            0.65%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $66   $221  $389  $877

MIDCAP STOCK FUND

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide long-term capital appreciation.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth and the risk of investing in REIT and foreign securities.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index, which as of December 31, 2006 ranged between approximately $522 million and $10.6 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund may invest up to 20% of its assets in real estate investment trust ("REIT") securities. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may also invest in money market instruments for temporary or defensive purposes.


The Fund may purchase or sell U.S. government securities and collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total assets. The Fund may invest up to 25% of its assets in the securities of foreign issuers.


In selecting investments for the Fund, Edge looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long run. In determining whether securities should be sold, Edge considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks of investing in the Fund are:

                                                      .
                              .Foreign Securities       Market Segment (MidCap)
  . Equity Securities Risk      Risk                    Risk
                              .Real Estate
  . Small Company Risk          Securities Risk       . Derivatives Risk
                                                      .
                                                        Fixed-Income Securities
  . Underlying Fund Risk      . Exchange Rate Risk      Risk
                              .High Yield
  . MidCap Stock Risk           Securities Risk       . Prepayment Risk
  .U.S. Government
    Securities Risk

Edge has provided investment advice to the Fund since the Fund's inception.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 11.38
2002 -10.07
2003 27.23
2004 14.24
2005 13.31
2006 16.98

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.01%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -13.46%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            1 YEAR
 INSTITUTIONAL CLASS (BEFORE TAXES) ...................................................               16.98
     (AFTER TAXES ON DISTRIBUTIONS)/(2)//..............................................
     /.................................................................................               16.09
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)//...........................
     /.................................................................................               12.25
 S&P MidCap 400 Index/(3)..............................................................
 /.....................................................................................               10.32
 Morningstar Mid-Cap Blend Category Average ...........................................               13.92
 ///(1)
  /The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on March 1, 2000.
 /(2)
  /After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 /(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            5 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) ...................................................               11.62
     (AFTER TAXES ON DISTRIBUTIONS)/(2)//..............................................               11.01
     /.................................................................................
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)//...........................               10.07
     /.................................................................................
 S&P MidCap 400 Index/(3)..............................................................               10.89
 /.....................................................................................
 Morningstar Mid-Cap Blend Category Average ...........................................               13.92
 ///(1)
  /The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on March 1, 2000.
 /(2)
  /After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 /(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                        LIFE OF FUND
 INSTITUTIONAL CLASS (BEFORE TAXES) ...................................................              15.03
     (AFTER TAXES ON DISTRIBUTIONS)/(2)//..............................................              14.32
     /.................................................................................
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)//...........................              13.14
     /.................................................................................
 S&P MidCap 400 Index/(3)..............................................................               9.71
 /.....................................................................................
 Morningstar Mid-Cap Blend Category Average ...........................................               8.78
 ///(1)
  /The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on March 1, 2000.
 /(2)
  /After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 /(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

                                           INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006        CLASS
 Management Fees.........................      0.75%
                                               ----
 Other Expenses..........................      0.03
                                               ----
     TOTAL ANNUAL FUND OPERATING EXPENSES      0.78%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1     3     5    10
 INSTITUTIONAL CLASS                                                                                $80   $249  $433  $966

MIDCAP S&P 400 INDEX FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

MAIN STRATEGIES AND RISKS

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $522 million and $10.6 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap
400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P MidCap 400. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets.

Among the principal risks of investing in the Fund are:

  . Equity Securities Risk              . Market Segment (MidCap) Risk
  . MidCap Stock Risk                   . Derivatives Risk



NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 -0.75

"2002"-15.26

"2003"35.15


"2004"16.18


"2005"12.22

2006 10.16

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    17.77%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.70%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            1 YEAR
 INSTITUTIONAL CLASS .................................................................               10.16
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................                9.32
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................                7.47
 S&P MidCap 400 Index/(3)/ ...........................................................               10.32
 Morningstar Mid-Cap Blend Category Average ..........................................               13.92
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                            5 YEARS
 INSTITUTIONAL CLASS .................................................................                10.46
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................                 9.85
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................                 8.96
 S&P MidCap 400 Index/(3)/ ...........................................................                10.89
 Morningstar Mid-Cap Blend Category Average ..........................................                10.51
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                         LIFE OF FUND
 INSTITUTIONAL CLASS .................................................................               8.99
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .............................................               8.37
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..........................               7.63
 S&P MidCap 400 Index/(3)/ ...........................................................               8.89
 Morningstar Mid-Cap Blend Category Average ..........................................               8.86
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSET

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.15%
 Other Expenses/(1).................................
 /..................................................            0.02
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.17%
 Expense Reimbursement/(2)..........................
 /..................................................            0.02
                                                                ----
                                        NET EXPENSES            0.15%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $15   $53   $94   $215

PARTNERS MIDCAP GROWTH FUND

SUB-ADVISOR(S): Turner Investment Partners, Inc. ("Turner")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


Turner selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Among the principal risks of investing in the Fund are:

  .Equity Securities                                 .Market Segment (MidCap)
    Risk                  . Derivatives Risk           Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk        . Active Trading Risk
                          .Initial Public
  . Exchange Rate Risk      Offerings Risk           . MidCap Stock Risk
  . Small Company Risk    . Underlying Fund Risk

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

2001 -27.52

"2002"-31.87

"2003"48.59


"2004"12.3


"2005"12.11

2006 6.43

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     24.96%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.34%

  /(1)/

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                              1 YEAR
 INSTITUTIONAL CLASS ...................................................................                6.43
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ...............................................                5.99
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ............................                4.80
 Russell Midcap Growth Index/(3)........................................................
 /......................................................................................               10.66
 Morningstar Mid-Cap Growth Category Average ...........................................                9.01
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)///
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                              5 YEAR
 INSTITUTIONAL CLASS ...................................................................                6.29
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ...............................................                6.17
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ............................                5.44
 Russell Midcap Growth Index/(3)........................................................                8.22
 /......................................................................................
 Morningstar Mid-Cap Growth Category Average ...........................................                6.48
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)///
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".
  FOR THE PERIODS ENDED DECEMBER 31, 2006                                                           LIFE OF FUND
 INSTITUTIONAL CLASS ...................................................................               -1.03
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ...............................................               -1.12
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ............................               -0.87
 Russell Midcap Growth Index/(3)........................................................                2.87
 /......................................................................................
 Morningstar Mid-Cap Growth Category Average ...........................................                2.13
 /(1)/Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performaance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)///
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
  The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            1.00%
 Other Expenses/(1).................................
 /..................................................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            1.01%
 Expense Reimbursement/(2)..........................
 /..................................................            0.01
                                                                ----
                                        NET EXPENSES            1.00%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $321  $557  $1,235

PARTNERS MIDCAP GROWTH FUND I

SUB-ADVISOR(S): Mellon Equity Associates, LLP ("Mellon Equity")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

MAIN STRATEGIES AND RISKS

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap/(R)/ Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. In the view of the Mellon Equity, many medium-sized companies:
.. are in fast growing industries,
.. offer superior earnings growth potential, and .. are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks of investing in the Fund are:

  .Equity Securities                               .Market Segment (MidCap)
    Risk                  . Derivatives Risk         Risk
  .Foreign Securities                              .Initial Public Offerings
    Risk                  . Growth Stock Risk        Risk
  . Exchange Rate Risk    . MidCap Stock Risk      . Emerging Market Risk

Effective December 31, 2004, the Fund's Sub-Advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2004"11.99

"2005"13.61

2006 9.25

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    12.89%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                    -4.12%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                  1 YEAR                          LIFE OF FUND
 INSTITUTIONAL CLASS .........................................              9.25                              11.62
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .....................              6.63                              10.19
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..              7.98                               9.56
 Russell Midcap Growth Index/(3)/ ............................             10.66                              12.73
 Morningstar Mid-Cap Growth Category Average .................              9.01                              10.91
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            1.00%
 Other Expenses/(1).................................
 /..................................................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            1.01%
 Expense Reimbursement/(2)..........................
 /..................................................            0.01
                                                                ----
                                        NET EXPENSES            1.00%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $321  $557  $1,235

PARTNERS MIDCAP GROWTH FUND II

SUB-ADVISOR(S): Pyramis Global Advisors, LLC (formerly known as Fidelity
         Management & Research Co.) ("Pyramis")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS

The Sub-Advisor, Pyramis, normally invests the Fund's assets primarily in common stocks. Pyramis normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion for the Russell Midcap Growth Index and between approximately $522 million and $10.6 billion for the S&P MidCap 400).

Pyramis may also invest the Fund's assets in companies with smaller or larger market capitalizations. Pyramis invests the Fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price-to-earnings or price-to-book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Pyramis uses the Russell Midcap Growth Index as a guide in structuring the Fund and selecting its investments. Pyramis considers the Fund's security, industry, and market capitalization weightings relative to the Index.


Pyramis may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. Pyramis relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


In addition to the principal investment strategies discussed above, Pyramis may lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund. Pyramis may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If Pyramis's strategies do not work as intended, the Fund may not achieve its objective.

Among the principal risks of investing in the Fund are:

                                                   .Market Segment (Mid Cap)
  . Growth Stock Risk     . Derivatives Risk         Risk
  .Foreign Securities                              .Initial Public Offerings
    Risk                  . Active Trading Risk      Risk
  . Exchange Rate Risk    . Mid Cap Stock Risk

Pyramis has been the Fund's Sub-Advisor since December 29, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"14.64

2006 8.24

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '06                                     10.87%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                     -6.56%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                  1 YEAR                          LIFE OF FUND
 INSTITUTIONAL CLASS .........................................              8.24                              11.31
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .....................              5.32                               9.76
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..              6.05                               8.96
 Russell Midcap Growth Index/(3)/ ............................             10.66                              11.38
 Morningstar Mid-Cap Growth Category Average .................              9.01                               9.51
 /(1)// /Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
 ///(2)///
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            1.00%
 Other Expenses/(1).................................
 /..................................................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            1.01%
 Expense Reimbursement/(2)..........................
 /..................................................            0.01
                                                                ----
                                        NET EXPENSES            1.00%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $321  $557  $1,235

PARTNERS SMALLCAP BLEND FUND

SUB-ADVISOR(S): Mellon Equity Associates, LLP ("Mellon Equity")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of December 31, 2006, this range was between approximately $65 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.

Among the principal risks of investing in the Fund are:

  . Growth Stock Risk        . Active Trading Risk   . MidCap Stock Risk
                                                     .
  .                                                    Initial Public Offerings
    Foreign Securities Risk  . Value Stock Risk        Risk
  .Market Segment (Small     . Exchange Rate Risk    . Small Company Risk
    Cap and Mid Cap) Risk

Effective December 31, 2004, the Fund's Sub-Advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2003"44.41

"2004"22.46


"2005"3.81

2006 8.90

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    22.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                     -5.01%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                  1 YEAR                          LIFE OF FUND
 INSTITUTIONAL CLASS .........................................              8.90                              18.92
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .....................              6.73                              17.07
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..              7.37                              15.73
 S&P SmallCap 600 Index/(3)/ .................................             15.12                              20.53
 Morningstar Small Blend Category Average ....................             15.06                              20.36
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE YEAR ENDED OCTOBER 31,         INSTITUTIONAL
  2006                                       CLASS
 Management Fees.................            1.00%
 Other Expenses/(1)..............
 /...............................            0.01
                                             ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES            1.01%
 Expense Reimbursement/(2).......
 /...............................            0.01
                                             ----
                     NET EXPENSES            1.00%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $321  $557  $1,235

PARTNERS SMALLCAP GROWTH FUND I

SUB-ADVISOR(S): AllianceBernstein L.P. ("AllianceBernstein")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2006, the range was between approximately $39 million and $3.1 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Sub-Advisor, AllianceBernstein, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales growth and competitive returns on equity relative to their peers. In doing so, AllianceBernstein analyzes such factors as:
.. Earnings growth potential relative to competitors
.. Market share and competitive leadership of the company's products
.. Quality of management
.. Financial condition (such as debt to equity ratio)
.. Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


Among the principal risks of investing in the Fund are:

  .                                                 .Initial Public Offerings
    Equity Securities Risk  . Derivatives Risk        Risk
  .Foreign Securities
    Risk                    . Growth Stock Risk     . MidCap Stock Risk
  . Exchange Rate Risk      . Small Company Risk    . Underlying Fund Risk
  .Market Segment (Mid
    Cap and Small Cap)
    Risk

AllianceBernstein became Sub-Advisor to the Fund on March 29, 2003..


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-13.93

"2002"-40.51


"2003"47.36


"2004"14.61


"2005"5.56

2006 10.44

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    27.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -26.55%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                   1 YEAR                  5 YEAR                    LIFE OF FUND
 INSTITUTIONAL CLASS ..............................          10.44                   3.21                        0.79
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ..........           9.78                   3.09                        0.69
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ .................................           7.67                   2.75                        0.68
 Russell 2000 Growth Index /(3)/ ..................          13.35                   6.93                        4.05
 Morningstar Small Growth Category Average ........          10.50                   6.12                        3.61
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            1.10%
 Other Expenses/(1).................................
 /..................................................            0.03
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            1.13%
 Expense Reimbursement/(2)..........................
 /..................................................            0.03
                                                                ----
                                        NET EXPENSES            1.10%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $112  $356  $619  $1,372

PARTNERS SMALLCAP GROWTH FUND II

SUB-ADVISOR(S): UBS Global Asset Management (Americas) Inc. ("UBS Global AM"),
          Emerald Advisers, Inc. ("Emerald"), and Essex Investment Management Company, LLC ("Essex")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


UBS Global AM may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


Essex selects stocks of companies that are exhibiting accelerating growth in earnings and that Essex believes are undervalued relative to each company's future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex's fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the earnings growth decelerates, or if the valuation is no longer attractive relative to Essex's long-term growth expectations.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from tim-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment stategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities                             .Initial Public Offerings
    Risk                  . Growth Stock Risk       Risk
  . Exchange Rate Risk    . Small Company Risk    . MidCap Stock Risk



UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-20.45

"2002"-24.63


"2003"45.09


"2004"11.08


"2005"7.11

2006 8.97


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    29.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01
  -31.17%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                    1 YEAR                 5 YEARS                   LIFE OF FUND
 INSTITUTIONAL CLASS ..............................           8.97                    7.23                       -0.16
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ..........           7.81                    6.72                       -0.55
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(//2)/ ...............................           7.43                    6.22                       -0.16
 Russell 2000 Growth Index /(3)/ ..................          13.35                    6.93                        4.05
 Morningstar Small Growth Category Average ........          10.50                    6.12                        3.61
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold ( December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            1.00%
 Other Expenses/(1).................................
 /..................................................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            1.01%
 Expense Reimbursement/(2)..........................
 /..................................................            0.01
                                                                ----
                                        NET EXPENSES            1.00%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $321  $557  $1,235

PARTNERS SMALLCAP GROWTH FUND III

SUB-ADVISOR(S): Mazama Capital Management, Inc. ("Mazama") and Columbus Circle
         Investors ("CCI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, the highest market capitalization of the companies in the Russell 2500 Growth Index (as of December 31, 2006, the range was between approximately $56 million and $7.4 billion), at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.


Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.


Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  . Growth Stock Risk       . MidCap Stock Risk     . Exchange Rate Risk
  .Foreign Securities                               .Initial Public Offerings
    Risk                    . Small Company Risk      Risk
  .Market Segment           .
    (SmallCap and MidCap)     Underlying Fund Risk
    Risk



Mazama has been the Fund's Sub-Advisor since June 1, 2004. CCI was added as an additional Sub-Advisor on December 15, 2006.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"12.68

2006 10.68


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '06                                     11.92%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                    -11.11%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIOD ENDED DECEMBER 31, 2006                                   1 YEAR                          LIFE OF FUND
 INSTITUTIONAL CLASS .........................................             10.68                              12.30
     (AFTER TAXES ON DISTRIBUTIONS)/(//2).....................
     /........................................................              7.51                              10.39
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)....
     /........................................................              7.39                               9.54
 Russell 2500 Growth Index/(3)................................
 /............................................................             12.26                              12.30
 Morningstar Small Growth Category Average ...................             10.50                              10.61
 /(1)/// Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3) /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1) /

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE YEAR ENDED OCTOBER 31,
  2006
 Management Fees....................         1.10%
 Other Expenses/(1).................
 /..................................         0.01
                                             ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES         1.11%
 Expense Reimbursement/(2)..........
 /..................................         0.01
                                             ----
                        NET EXPENSES         1.10%
 ///(1)
  /Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $112  $352  $611  $1,351

PARTNERS SMALLCAP VALUE FUND

SUB-ADVISOR(S): Ark Asset Management Co., Inc. ("Ark Asset") and Los Angeles
          Capital Management and Equity Research, Inc. ("LA Capital")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Ark Asset purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Value Stock Risk        Risk
                                                  .Initial Public Offerings
  . MidCap Stock Risk     . Small Company Risk      Risk



Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-10.16

"2003"37.88


"2004"17.92


"2005"7.69

2006 14.10



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.42%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -20.90%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)// /

  FOR THE PERIODS ENDED DECEMBER 31, 2006                    1 YEAR                 5 YEARS                   LIFE OF FUND
 INSTITUTIONAL CLASS ...............................          14.10                  12.41                       13.29
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ..........          11.08                  11.51                       12.42
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES) /(2)/..................................          13.07                  10.81                       11.60
 Russell 2000 Value Index /(3)/ ....................          23.48                  15.38                       15.10
 Morningstar Small Value Category Average ..........          16.27                  13.85                       13.99
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            1.00%
 Other Expenses/(1).................................
 /..................................................            0.02
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            1.02%
 Expense Reimbursement/(2)..........................
 /..................................................            0.02
                                                                ----
                                        NET EXPENSES            1.00%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------
                                             1     3     5      10
 INSTITUTIONAL CLASS                      $102  $323  $561  $1,246

PARTNERS SMALLCAP VALUE FUND I

SUB-ADVISOR(S): Mellon Equity Associates, LLP ("Mellon Equity") and J.P. Morgan
          Investment Management, Inc. ("J.P. Morgan")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000/(R)/ Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25 of the Fund's assets may be invested in foreign securities. The Fund may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

The J.P. Morgan investment process starts with a disciplined quantitative ranking methodology that identifies stocks in each economic sector that have positive trends with attractive relative valuations. We then use a quadratic optimization to create a portfolio of well-diversified, compensated bets that seeks to deliver consistent returns with style characteristics similar to the Russell 2000 Value Index. For each trade suggested by the optimization, the portfolio managers do in-depth fundamental research to ensure that the trade meets our original investment thesis (strong trends with attractive relative valuation). Finally, sophisticated trading techniques ensure that the trades are executed in a cost-effective manner, ensuring that the alpha of the strategy is not unduly encumbered by trading costs.


The J.P. Morgan process seeks to generate excess returns purely through stock selection. As a result, the portfolio tends to be largely sector neutral.


The portion of the Fund managed by J.P. Morgan seeks to provide full exposure to the equity market by investing in derivative securities such as index futures that reduce the impact of cash positions on performance relative to the benchmark.


In selecting investments for the Fund, Mellon Equity uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, Mellon Equity selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.


Since the Fund has a long-term investment perspective, Mellon Equity does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities                             .Initial Public Offerings
    Risk                  . Value Stock Risk        Risk
  . Exchange Rate Risk    . Small Company Risk    . Sector Risk
                          .
  . MidCap Stock Risk       Underlying Fund Risk



Morgan has been the Fund's Sub-Advisor since December 30, 2002. Mellon Equity was added as an additional Sub-Advisor on August 8, 2005.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2003"50.27

"2004"23.18


"2005"6.49

2006 18.38

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    23.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.37%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                  1 YEAR                          LIFE OF FUND
 INSTITUTIONAL CLASS .........................................             18.38                              23.79
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .....................             17.17                              22.27
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..             13.15                              20.42
 Russell 2000 Value Index/(3)/ ...............................             23.48                              23.26
 Morningstar Small Value Category Average ....................             16.27                              20.61
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE YEAR ENDED OCTOBER 31,         INSTITUTIONAL
  2006                                       CLASS
 Management Fees.................            1.00%
 Other Expenses/(1)..............
 /...............................            0.02
                                             ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES            1.02%
 Expense Reimbursement/(2).......
 /...............................            0.02
                                             ----
                     NET EXPENSES            1.00%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(//2//)
  /Principal has contractually agreed to pay, through Februrary 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $323  $561  $1,246

PARTNERS SMALLCAP VALUE FUND II

SUB-ADVISOR(S): Dimensional Fund Advisors ("Dimensional") and Vaughan Nelson
          Investment Management, LP ("Vaughan Nelson")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

MAIN STRATEGIES AND RISKS

As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small market capitalization companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 10% of the domestic market universe of operating companies at the time of purchase to be small companies. Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting.


Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.


Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
^""companies earning a positive economic margin with stable-to-improving returns;
^""companies valued at a discount to their asset value; and ^""companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:
^""value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
^""Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
^""uses fundamental analysis to construct a portfolio of securities that Vaughan
  Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.


Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks of investing in the Fund are:

  . Value Stock Risk        . MidCap Stock Risk     . Equity Securities Risk
  .Foreign Securities                               .Initial Public Offerings
    Risk                    . Small Company Risk      Risk
  .Market Segment
    (SmallCap and MidCap)   . Exchange Rate Risk
    Risk



Dimensional has been the Fund's Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor as of October 3, 2005.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2005"7.7

2006 20.56

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '06                                     13.94%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                     -4.01%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIOD S ENDED DECEMBER 31, 2006                                 1 YEAR                          LIFE OF FUND
 INSTITUTIONAL CLASS .........................................             20.56                              17.74
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .....................             17.55                              15.95
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..             14.36                              14.47
 Russell 2000 Value Index/(3)/ ...............................             23.48                              18.20
 Morningstar Small Value Category Average ....................             16.27                              15.20
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            1.00%
 Other Expenses/(1)/ ...............................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            1.01%
 Expense Reimbursement/(2)/ ........................            0.01
                                                                ----
                                        NET EXPENSES            1.00%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $102  $321  $557  $1,235

REAL ESTATE SECURITIES FUND

SUB-ADVISOR(S): Principal Real Estate Investors, LLC ("Principal - REI")

OBJECTIVE: The Fund seeks to generate a total return.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks of investing in the Fund are:

  .Equity Securities
    Risk                   . Derivatives Risk       . Small Company Risk
  .Foreign Securities                               .Real Estate Securities
    Risk                   . Exchange Rate Risk       Risk
  . Sector Risk            . Underlying Fund Risk   . Active Trading Risk
                           .Non-Diversification
  . Prepayment Risk          Risk

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(1)/

"2002"7.86

"2003"38.38


"2004"34.11


"2005"15.6

2006 36.44

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    17.53%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04
  -7.28%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                   1 YEAR                 5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ..............................          36.44                  25.85                        23.19
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ..........          34.46                  24.20                        21.50
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ .................................          25.63                  22.23                        19.83
 MSCI US REIT Index /(3)/ .........................          35.92                  23.22                        21.42
 Morningstar Specialty - Real Estate Category
 Average ..........................................          33.61                  22.98                        20.90
 /(1)///
  Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            0.84%
 Other Expenses /(1)/ ..............................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.85%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.

  FOR THE YEAR ENDED OCTOBER 31, 2006
 Management Fees....................................
 Other Expenses /(1)/ ..............................
                TOTAL ANNUAL FUND OPERATING EXPENSES
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $87   $271  $471  $1,049

SMALLCAP BLEND FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000/(R)/ Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


PGI may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risks                 . Derivatives Risk        Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk     . Value Stock Risk
                                                  .Initial Public Offerings
  . Exchange Rate Risk    . Active Trading Risk     Risk
  . Small Company Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(//1//)/

2001 7.47

"2002"-17.07

"2003"42.91


"2004"16.46


"2005"9.76

2006 14.24

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.14%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                   1 YEAR                 5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ..............................          14.24                  11.59                        11.83
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ..........          12.92                  10.92                        11.21
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ .................................          11.04                  10.05                        10.30
 Russell 2000 Index /(3)/ .........................          18.37                  11.39                         9.85
 Morningstar Small Blend Category Average .........          15.06                  11.72                        11.21
 /(1)///
  Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expense of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSE THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
   FOR THE YEAR ENDED OCTOBER 31, 2006                          CLASS
 Management Fees....................................            0.75%
 Other Expenses /(1)/ ..............................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.76%
 Expense Reimbursement /(2)/ .......................            0.01
                                                                ----
                                        NET EXPENSES            0.75%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $77   $242  $421  $941

SMALLCAP GROWTH FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2006, the range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities
    Risk                  . Growth Stock Risk     . Small Company Risk
                                                  .Initial Public Offerings
  . Exchange Rate Risk    . Active Trading Risk     Risk
  .                       .
    Underlying Fund Risk    Emerging Market Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(//1//)/

2001 1.52

"2002"-39.19

"2003"48.44


"2004"14.7


"2005"4.44

2006 11.59

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     33.67%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -33.10%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                   1 YEAR                 5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ..............................          11.59                   3.83                        2.67
     (AFTER TAXES ON DISTRIBUTIONS)/(//2)/ ........          10.89                   3.33                        2.00
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(//2)/ ...............................           8.47                   3.21                        2.05
 Russell 2000 Growth Index /(3)/ ..................          13.35                   6.93                        4.05
 Morningstar Small Growth Category Average ........          10.50                   6.12                        3.61
 /(1)///
  Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            0.75%
 Other Expenses /(1)/ ..............................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.76%
 Expense Reimbursement /(//2//)/ ...................            0.01
                                                                ----
                                        NET EXPENSES            0.75%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $77   $242  $421  $941

SMALLCAP S&P 600 INDEX FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style

MAIN STRATEGIES AND RISKS

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $65 million and $3.7 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of
1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P SmallCap 600. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets.

Among the principal risks of investing in the Fund are:

  .Equity Securities      .Market Segment
    Risk                    (SmallCap) Risk           . Derivatives Risk
  . Small Company Risk    . Underlying Fund Risk



NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(//1//)/

2001 6.40

"2002"-14.9

"2003"38.24


"2004"22.34


"2005"7.37

2006 14.97

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     20.55%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.65%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                   1 YEAR                 5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ..............................
                                                             14.97                  12.18                        12.29
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ..........          13.69                  11.63                        11.70
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ .................................          11.08                  10.51                        10.61
 S&P SmallCap 600 Index /(3)/ .....................          15.12                  12.49                        11.48
 Morningstar Small Blend Category Average .........          15.06                  11.72                        11.21
 /(1)/
  Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            0.15%
 Other Expenses /(1)/ ..............................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.16%
 Expense Reimbursement /(1)/ .......................            0.01
                                                                ----
                                        NET EXPENSES            0.15%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $15   $51   $89   $204

SMALLCAP VALUE FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

MAIN STRATEGIES AND RISKS

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may invest in initial public offerings.

Among the principal risks of investing in the Fund are:

  .Equity Securities                              .Market Segment (SmallCap)
    Risk                  . Derivatives Risk        Risk
  .Foreign Securities                             .Initial Public Offerings
    Risk                  . Value Stock Risk        Risk
  . Exchange Rate Risk    . Active Trading Risk   . Underlying Fund Risk
  . Small Company Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(//1//)/

2001 10.14

"2002"-2.63

"2003"43.64


"2004"19.96


"2005"9.2

2006 18.83

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    23.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -16.10%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                   1 YEAR                 5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS .............. ...............          18.83                  16.84                        16.72
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ..........          17.37                  15.34                        15.10
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ .................................          12.92                  14.07                        13.91
 Russell 2000 Value Index/(3)/ .... ...............          23.48                  15.38                        15.15
 Morningstar Small Value Category Average .........          16.27                  13.85                        14.18
 /(1)/
  Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE YEAR ENDED OCTOBER 31, 2006                           CLASS
 Management Fees....................................            0.75%
 Other Expenses /(1)/ ..............................            0.01
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.76%
 Expense Reimbursement /(//2//)/ ...................            0.01
                                                                ----
                                        NET EXPENSES            0.75%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                                             1     3     5    10
 INSTITUTIONAL CLASS                                      $77   $242  $421  $941

WEST COAST EQUITY FUND

SUB-ADVISOR(S): Edge Asset Management, Inc. (formerly known as WM Advisors,
         Inc.) ("Edge")

OBJECTIVE: The Fund seeks to provide long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below-investment grade bonds and REIT securities.

MAIN STRATEGIES AND RISKS

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of small, medium, and large capitalization West Coast companies. The Sub-Advisor, Edge, defines West Coast companies to include those with: (i) principal executive offices located in the region, which includes Alaska, California, Oregon and Washington; (ii) over 50% of their work force employed in the region; or (iii) over 50% of their sales within the region. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund which could be adversely impacted by economic trends within this four-state area.

The Fund may invest up to 20% of its assets in both REIT securities and below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may invest up to 25% of its net assets in U.S. dollar denominated securities of foreign issuers.


In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and that generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Among the principal risks of investing in the Fund are:

                                                      .
  . Equity Securities Risk   . Exchange Rate Risk       Foreign Securities Risk
  .Geographic                .Real Estate
    Concentration Risk         Securities Risk        . MidCap Stock Risk
  .High Yield Securities
    Risk                     . Small Company Risk     . Underlying Fund Risk
  . Prepayment Risk

Edge has provided investment advice to the Fund since the Fund's inception.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(//1//)/

1997 32.88
1998 22.98
1999 42.35
2000 6.99
2001 6.69
2002 -22.19
2003 41.87
2004 13.63
2005 8.49
2006 12.17

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '98                                     45.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -25.10%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                    1 YEAR                   5 YEARS                    10 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) ...............           12.17                     8.83                       15.02
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ..........           11.69                     8.57                       13.52
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/..................................            8.57                     7.66                       12.71
 Russell 3000 Index /(3)/ .........................           15.72                     7.17                        8.64
 Morningstar Mid-Cap Blend Category Average .......           13.92                    10.51                       10.99
 /(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24,1986.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 /(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (ESTIMATED).

  FOR THE YEAR ENDED OCTOBER 31,    INSTITUTIONAL
  2006                                  CLASS
 Management Fees..................      0.48%
 Other Expenses...................      0.05
                                        ----
       TOTAL ANNUAL FUND OPERATING
                          EXPENSES      0.53%

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1     3     5    10
 INSTITUTIONAL CLASS                                                                                $54   $170  $296  $665

DIVERSIFIED INTERNATIONAL FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of companies: with their principal place of business or principal office outside the U.S.; companies for which the principal securities trading market is outside the U.S.; and companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S. Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


In choosing investments for the Fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.


The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks of investing in the Fund are:

  .Equity Securities
    Risk                   . Derivatives Risk        . Market Segment Risk
  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Active Trading Risk
  . Small Company Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(1)/

2001 -24.37

"2002"-16.38

"2003"33.98


"2004"20.23


"2005"23.73

2006 27.74

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.71%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -18.68%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                  1 YEAR                  5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ............................          27.74                    16.32                         8.82
     (AFTER TAXES ON DISTRIBUTIONS)..............          25.69                    15.55                         8.18
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES).....................................          20.34                    14.19                         7.52
 Citigroup BMI Global ex-US Index ...............          27.28                    18.08                        10.90
 Morningstar Foreign Large Blend Category Average          24.80                    13.19                         6.61
 /(1)/
  Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.90%
 Other Expenses /(1)/ ..............................            0.06
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            0.96%
 Expense Reimbursement /(//2//)/ ...................            0.06
                                                                ----
                                        NET EXPENSES            0.90%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $92   $299  $524  $1,172

INTERNATIONAL EMERGING MARKETS FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

The Fund may invest assets in smaller or mid capitalization companies. PGI defines a smaller capitalization company as having a market capitalization between approximately $39 million and $3.1 billion. PGI defines a mid capitalization company as having a market capitalization between approximately $1.2 billion and $20.3 billion.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks of investing in the Fund are:

  . Equity Securities Risk   . Derivatives Risk       . Small Company Risk
  .
    Foreign Securities Risk  . Exchange Rate Risk     . Active Trading Risk
  .Market Segment
    (SmallCap and MidCap)    . Emerging Market Risk   . Underlying Fund Risk
    Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(1)/

2001 -3.55

"2002"-6.82

"2003"56.95


"2004"25.91


"2005"35.87

2006 37.30

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.86%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -23.81%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                  1 YEAR                  5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ............................          37.30                    27.99                        21.61
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ........          34.84                    26.51                        20.35
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ...............................          25.31                    24.36                        18.72
 MSCI Emerging Markets Free Index - NDTR/(3)/ ...          32.17                    26.59                        21.11
 Morningstar Diversified Emerging Markets
 Category Average................................          32.36                    25.98                        20.58
 /(1)/
  Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred
  Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

  FOR THE PERIOD ENDED OCTOBER 31,
  2006
 Management Fees....................         1.20%
 Other Expenses /(1)/ ..............         0.15
                                             ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES         1.35%
 Expense Reimbursement /(2)/ .......         0.15
                                             ----
                        NET EXPENSES         1.20%
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

  a Percentage of Average Daily Net Assets

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $122  $413  $725  $1,611

INTERNATIONAL GROWTH FUND

SUB-ADVISOR(S): Principal Global Investors, LLC ("PGI")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.


PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


Among the principal risks of investing in the Fund are:

  .Equity Securities
    Risk                   . Derivatives Risk        . Market Segment Risk
  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Underlying Fund Risk
  . Small Company Risk     . Growth Stock Risk


PGI became the Sub-Advisor to the Fund on November 1, 2002.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2001"-21.06

"2002"-16.18


"2003"38.97


"2004"22.78


"2005"22.33

2006 24.35



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    18.41%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -21.38%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                  1 YEAR                  5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ................ .......              24.35                    16.82                        9.25
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ........          21.85                    15.34                        8.03
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ...............................          17.64                    14.21                        7.54
 CITI World Ex-US BMI Growth Index/(3)/ .........          23.69                    14.72                        6.78
 Morningstar Foreign Large Growth Category
 Average ........................................          23.78                    12.54                        5.70
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            0.99%
 Other Expenses /(1)/ ..............................            0.03
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            1.02%
 Expense Reimbursement /(2)/ .......................            0.03
                                                                ----
                                        NET EXPENSES            0.99%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).




 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $101  $322  $560  $1,245

PARTNERS GLOBAL EQUITY FUND

SUB-ADVISOR(S): J.P. Morgan Investment Management, Inc. ("Morgan")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
.. the locally based regional specialists who provide local market insights, including an assessment of:
  . Business characteristics: recurring demand for product and identifiable competitive advantage;
  . Financial characteristics: cash flow generation and improving returns on capital;
  . Management factors: focus on shareholder return and long-term strategic planning; and
  . Valuation: earnings and return based.
.. the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
.. the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
.. the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation); or .. portfolio construction issues in terms of stock, sector or country weightings.

Among the principal risks of investing in the Fund are:

  . Small Company Risk       . Derivatives Risk       . Emerging Markets Risk
  .
    Foreign Securities Risk  . Exchange Rate Risk     . MidCap Stock Risk
  .Market Segment
    (SmallCap and MidCap)
    Risk

Morgan has been the Fund's Sub-Advisor since March 1, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2006"16.37



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '06                                      7.87%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '06                                     -1.63%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR                                   LIFE OF FUND
 INSTITUTIONAL CLASS ................ ......                      16.37                                       14.33
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ...                      15.79                                       13.97
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)/(2)/........................                      11.56                                       12.31
 MSCI World Index - ND/(3)/ ................
 I .........................................                      20.07                                       15.56
 Morningstar World Stock Category Average ..                      19.52                                       16.48
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2005).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  FOR THE PERIOD ENDED               INSTITUTIONAL
  OCTOBER 31, 2006                       CLASS
 Management Fees............             0.95%
 Other Expenses /(1)/ ......             0.15
                                         ----
           TOTAL ANNUAL FUND
          OPERATING EXPENSES             1.10%
 Expense Reimbursement /(2)/             0.15
                                         ----
                NET EXPENSES             0.95%
 ///(1)/
  Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 INSTITUTIONAL CLASS                                                                 $97   $335  $592  $1,327

PARTNERS INTERNATIONAL FUND

SUB-ADVISOR(S): Pyramis Global Advisors, LLC (formerly known as Fidelity
          Management & Research Company) ("Pyramis")

OBJECTIVE: The Fund seeks long-term growth of capital.

INVESTOR PROFILE: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

MAIN STRATEGIES AND RISKS

The Sub-Advisor, Pyramis, normally invests the Fund's assets primarily in non-U.S. securities. Pyramis normally invests the Fund's assets primarily in common stocks. Pyramis normally diversifies the Fund's investments across different countries and regions. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


Pyramis may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If Pyramis's strategies do not work as intended, the Fund may not achieve its objective.


Among the principal risks of investing in the Fund are:

  . Small Company Risk        . Derivatives Risk      . Underlying Fund Risk
  . Foreign Securities Risk   . Exchange Rate Risk    . Mid Cap Stock Risk
  .Market Segment (Small
    Cap and Mid Cap) Risk


Pyramis has been the Fund's Sub-Advisor since December 29, 2003.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2004"20.49

"2005"13.58

2006 26.56



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     14.66%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '05
  -0.42%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                                  1 YEAR                          LIFE OF FUND
 INSTITUTIONAL CLASS .........................................             26.56                              20.21
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ .....................             25.03                              19.29
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/ ..             18.68                              17.31
 MSCI EAFE (Europe, Australia, Far East) Index - ND/(3).......
 /............................................................             26.34                              19.83
 Morningstar Foreign Large Blend Category Average ............             24.80                              18.97
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)// /Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

 ANNUAL FUND OPERATING EXPENSES

 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                            INSTITUTIONAL
  FOR THE PERIOD ENDED OCTOBER 31, 2006                         CLASS
 Management Fees....................................            1.09%
 Other Expenses /(1)/ ..............................            0.04
                                                                ----
                TOTAL ANNUAL FUND OPERATING EXPENSES            1.13%
 Expense Reimbursement /(2)/ .......................            0.04
                                                                ----
                                        NET EXPENSES            1.09%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------------
                                                             1     3     5      10
 INSTITUTIONAL CLASS                                      $111  $355  $618  $1,371

PRINCIPAL LIFETIME FUNDS

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor's particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as "target date funds." The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, and Principal LifeTime Strategic Income (the "Principal LifeTime Funds").


OBJECTIVE: The investment objective of each of the Principal LifeTime 2010, 2020, 2030, 2040, and 2050 Funds is to seek a total return consisting of long-term growth of capital and current income.

          The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.


MAIN STRATEGIES AND RISKS

To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the "underlying funds") that Principal Management Corporation ("Principal"), the manager of the Funds, and Principal Global Investors, LLC ("PGI"), the Funds' Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, "hybrid" securities - such as real estate securities and preferred securities, which may produce current income as well as capital gains - and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund's Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund's appropriate benchmark and peer group.


Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income
Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund's underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund's shares is affected by changes in the value of the securities it owns. The Fund's performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying fund to achieve their investment objectives.


The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. The primary risks associated with investing in the underlying funds are identified in the summary of each underlying funds in this prospectus.


The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

  .Equity Securities
    Risk                  . Growth Stock Risk         . Value Stock Risk
                          .Market Segment
  . Derivatives Risk        (LargeCap) Risk           . Exchange Rate Risk
  . Active Trading Risk   . Underlying Fund Risk



The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks:

                          .
                            Municipal Securities
  . Fixed-Income Risk       Risk                  . Portfolio Duration Risk
  .U.S. Government        .High Yield             .U.S. Government Securities
    Sponsored Securities    Securities Risk         Risk
    Risk



The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks:

  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Small Company Risk
  . Market Segment Risk    . Derivatives Risk



Each Principal LifeTime Fund is also subject to the following risks:



PAYMENT IN KIND LIQUIDITY RISK . Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.




CONFLICT OF INTEREST RISK . The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

PGI has provided investment advice to each Principal LifeTime Fund since its inception.


As of October 31, 2006, each Principal LifeTime Fund's assets were allocated among the underlying funds as identified in the table below

                                                                                                                       PRINCIPAL
                                                               PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                                                               LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME    STRATEGIC
                                                                 2010       2020       2030       2040       2050       INCOME
                       UNDERLYING FUND                           FUND       FUND       FUND       FUND       FUND        FUND
 Bond & Mortgage Securities                                      31.96%     24.33%     17.17%     11.85%      6.65%      38.47%
 Disciplined LargeCap Blend                                      10.37      15.43      17.31      18.94      21.09        5.33
 Inflation Protection                                             0.82                                                    1.31
 International Emerging Markets                                   0.69       0.99       1.16       1.10       1.11
 International Growth                                             5.93       9.55      12.12      12.61      14.91        3.71
 Large Cap Growth                                                 4.13       5.63       6.78       8.05       8.72        2.33
 LargeCap Value                                                   3.03       4.15       5.12       6.13       6.37        1.73
 Partners International                                           1.36       1.54       1.82       2.10       2.23        0.62
 Partners LargeCap Blend I                                        0.97       1.67       1.68       1.84       2.01        0.60
 Partners LargeCap Growth I                                       1.17       1.22       1.64       2.15       2.15        0.56
 Partners LargeCap Growth II                                      2.77       3.84       4.62       5.54       5.81        1.43
 Partners LargeCap Value                                          4.90       6.44       7.82       9.14      10.26        2.75
 Partners LargeCap Value I                                        0.76       0.98       1.19       1.26       1.37
 Partners MidCap Growth                                                      0.42       0.63       0.70       0.86
 Partners MidCap Value I                                                     0.43       0.64       0.71       0.87
 Partners SmallCap Growth I                                                             0.45       0.71       0.88
 Partners SmallCap Growth III                                     0.52       1.62       1.97       2.44       2.89
 Partners SmallCap Value I                                                              0.45       0.71       0.98
 Preferred Securities                                             9.14       9.25       6.13       4.05       2.72       10.04
 Real Estate Securities                                           8.73       8.66       7.16       4.89       2.67        6.97
 SmallCap S&P 600 Index                                           3.61       2.24       2.15       2.62       2.52        2.14
 SmallCap Value                                                   0.56       1.61       1.99       2.46       2.93
 Ultra Short Bond                                                 8.58                                                   22.01
                                                        TOTAL   100.00%    100.00%    100.00%    100.00%    100.00%     100.00%




HISTORICAL PERFORMANCE
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund's total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund's investment return is net of the operating expenses of each of the underlying funds.

                        PRINCIPAL LIFETIME 2010 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-4.45

"2003"18.79


"2004"11.76


"2005"5.57

2006 12.02



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     8.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -5.44%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                  1 YEAR                  5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ............................          12.02                    8.45                         7.38
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ........          10.80                    7.61                         6.56
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ...............................           8.01                    6.87                         5.93
 S&P 500 Index/(3)/ .............................          15.79                    6.19                         4.10
 Lehman Brothers Aggregate Bond Index/(3)/ ......           4.33                    5.06                         5.33
 Morningstar Conservative Allocation Category
 Average.........................................           8.17                    5.66                         4.29
 Morningstar Target-Date 2000-2014 Category
 Average/(//4//)/................................           8.60                    5.39                         4.99
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

                        PRINCIPAL LIFETIME 2020 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-7

"2003"21.58


"2004"12.32


"2005"7.66

2006 14.21

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -7.56%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                  1 YEAR                  5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ............................          14.21                    9.32                         8.06
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ........          13.06                    8.51                         7.27
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ...............................           9.50                    7.66                         6.57
 S&P 500 Index/(3)/ .............................          15.79                    6.19                         4.10
 Lehman Brothers Aggregate Bond Index/(3)/ ......           4.33                    5.06                         5.33
 Morningstar Moderate Allocation Category Average          11.26                    6.09                         4.88
 Morningstar Target-Date 2015-2029 Category
 Average/(//4//)/ ................... ...........          12.41                    6.88                         5.67
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

                        PRINCIPAL LIFETIME 2030 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-10.05

"2003"23.31


"2004"12.83


"2005"8.37

2006 15.31

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.44%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -9.97%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                  1 YEAR                  5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ............................          15.31                    9.35                         7.91
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ........          14.23                    8.61                         7.18
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ...............................          10.25                    7.74                         6.48
 S&P 500 Index/(3)/ .............................          15.79                    6.19                         4.10
 Lehman Brothers Aggregate Bond Index/(3)/ ......           4.33                    5.06                         5.33
 Morningstar Moderate Allocation Category Average          11.26                    6.09                         4.88
 Morningstar Target-Date 2030+ Category
 Average/(//4//)/ ...............................          14.40                    7.60                         5.84
 ///(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

                        PRINCIPAL LIFETIME 2040 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-12.61

"2003"24.48


"2004"13


"2005"8.82

2006 15.61

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    12.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -12.08%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                  1 YEAR                  5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ............................          15.61                    9.11                         8.06
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ........          14.59                    8.47                         7.41
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/................................          10.44                    7.59                         6.66
 S&P 500 Index/(3)/ .............................          15.79                    6.19                         4.10
 Lehman Brothers Aggregate Bond Index/(3)/ ......           4.33                    5.06                         5.33
 Morningstar Moderate Allocation Category
 Average*......................... ..............          11.26                    6.09                         4.88
 Morningstar Target-Date 2030+ Category
 Average/(//4//)/ ...............................          14.40                    7.60                         5.84
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

                        PRINCIPAL LIFETIME 2050 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-15.72

"2003"26.44


"2004"13.29


"2005"9.34

2006 16.14

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -14.68%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIOD ENDED DECEMBER 31, 2006                   1 YEAR                  5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ............................          16.14                    8.92                         7.37
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ........          15.19                    8.36                         6.80
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ...............................          10.83                    7.49                         6.11
 S&P 500 Index/(3)/ .............................          15.79                    6.19                         4.10
 Lehman Brothers Aggregate Bond Index/(3)/ ......           4.33                    5.06                         5.33
 Morningstar Large Blend Category Average .......          14.12                    5.92                         4.10
 Morningstar Target-Date 2030+ Category
 Average/(1)/....................................          14.40                    7.60                         5.84
 /(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

  /(1)/

                  PRINCIPAL LIFETIME STRATEGIC INCOME FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR

"2002"-1.69

"2003"15.29


"2004"11.06


"2005"4.12

2006 9.13

LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     7.04%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02
  -3.33%

 AVERAGE ANNUAL TOTAL RETURNS (%)

  FOR THE PERIODS ENDED DECEMBER 31, 2006                  1 YEAR                  5 YEARS                    LIFE OF FUND
 INSTITUTIONAL CLASS ............................           9.13                    7.42                         6.65
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ........           7.76                    6.47                         5.72
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/ ...............................           6.08                    5.89                         5.22
 S&P 500 Index/(3)/ .............................          15.79                    6.19                         4.10
 Lehman Brothers Aggregate Bond Index/(3)/ ......           4.33                    5.06                         5.33
 Morningstar Conservative Allocation Category
 Average........................... .............           8.17                    5.66                         4.29
 Morningstar Target-Date 2000-2014 Category
 Average/(//4//)/ ...............................           8.60                    5.39                         4.99
 ///(1)/ Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3)/ Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//4//)/
  Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 /(1)/

FEES AND EXPENSES OF THE PRINCIPAL LIFETIME FUNDS

The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Institutional Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2006. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2006.
                         ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY
                                   NET ASSETS*

                                                     INSTITUTIONAL CLASS SHARES
 -----------------------------------------------------------------------------------------------------------------------------------

                                                             PRINCIPAL       PRINCIPAL       PRINCIPAL       PRINCIPAL
                                                              LIFETIME        LIFETIME        LIFETIME        LIFETIME
                                                                2010            2020            2030            2040
  FOR THE YEAR ENDED OCTOBER 31, 2006                           FUND            FUND            FUND            FUND
 Management Fees.........................................     0.1225%         0.1225%         0.1225%         0.1225%
 12b-1 Fees..............................................     0.0000          0.0000          0.0000          0.0000
 Other Expenses/(1)/ ....................................     0.0000          0.0000          0.0000          0.0100
                                                              ------          ------          ------          ------
                     TOTAL ANNUAL FUND OPERATING EXPENSES     0.1225%         0.1225%         0.1225%         0.1325%
 Fee Reduction and/or Expense Reimbursement at
 Principal LifeTime Fund level /(//2//)/ ................     0.0000          0.0000          0.0000          0.0100
                                                              ------          ------          ------          ------
                                             NET EXPENSES     0.1225%         0.1225%         0.1225%         0.1225%
 Acquired Fund ("Underlying Fund") Fees and Expenses          0.6000          0.6800          0.6900          0.6900
                                                              ------          ------          ------          ------
                     TOTAL ANNUAL FUND OPERATING EXPENSES     0.7225%         0.8025%         0.8125%         0.8125%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).
                                                     INSTITUTIONAL CLASS SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                             PRINCIPAL         LIFETIME
                                                              LIFETIME        STRATEGIC
                                                                2050            INCOME
  FOR THE YEAR ENDED OCTOBER 31, 2006                           FUND             FUND
 Management Fees.........................................     0.1225%          0.1225%
 12b-1 Fees..............................................     0.0000           0.0000
 Other Expenses/(1)/ ....................................     0.0100           0.0100
                                                              ------           ------
                     TOTAL ANNUAL FUND OPERATING EXPENSES     0.1325%          0.1325%
 Fee Reduction and/or Expense Reimbursement at
 Principal LifeTime Fund level /(//2//)/ ................     0.0100           0.0100
                                                              ------           ------
                                             NET EXPENSES     0.1225%          0.1225%
 Acquired Fund ("Underlying Fund") Fees and Expenses          0.7100           0.5600
                                                              ------           ------
                     TOTAL ANNUAL FUND OPERATING EXPENSES     0.8325%          0.6825%
 ///(1)/Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 ///(2)/
  Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the
  Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).



EXAMPLE
The examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, including the operating expenses of the underlying funds, remain the same. If the separate Fund expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
:

                          INSTITUTIONAL CLASS SHARES
 ------------------------------------------------------------------------------
                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------
                                            1     3     5      10
 PRINCIPAL LIFETIME 2010
 FUND                                    $74   $231  $402  $  897
 PRINCIPAL LIFETIME 2020
 FUND                                     82    256   446     993
 PRINCIPAL LIFETIME 2030
 FUND                                     83    259   451   1,005
 PRINCIPAL LIFETIME 2040
 FUND                                     83    261   455   1,015
 PRINCIPAL LIFETIME 2050
 FUND                                     85    267   465   1,036
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND                    70    220   384     860

STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS

Principal Investors Fund provides a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a "Portfolio," collectively the ''Portfolios''). The SAM Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios currently invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds identified below and the Money Market Fund ("Underlying Funds"). The "Equity Funds" include the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds. The "Fixed-Income Funds" include the Short-Term Income, Mortgage Securities, Income, and High Yield II Funds. Each of the SAM Portfolios may also invest in the Institutional Class shares of other equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor's discretion. Each of the Underlying Funds is a series of Principal Investors Fund. The Sub-Advisor for the Portfolios is Edge Asset Management, Inc. ("Edge").

MAIN STRATEGIES FOR THE PORTFOLIOS
In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge's outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:
.. short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
.. other short-term fixed-income securities rated A or higher by Moody's
  Investors Services, Inc. (''Moody's''), Fitch Ratings (''Fitch''), or Standard & Poor's (''S&P'') or, if unrated, of comparable quality in the opinion of Edge;
.. commercial paper, including master notes;
.. bank obligations, including negotiable certificates of deposit, time deposits, and bankers' acceptances; and
.. repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio's assets, Edge will generally consider, among other things, the following factors:

 Federal Reserve         Government budget       State and federal fiscal
 monetary policy         deficits                policies
 Consumer debt           Tax policy              Trade pacts
 Corporate profits       Demographic trends      Interest rate changes
 Governmental
 Elections               Mortgage demand         Business confidence
 Employment trends       Business spending       Geopolitical risks
                         Inflationary
 Consumer spending       pressures               Wage and payroll trends
 Currency flows          Housing trends          Investment flows
 Commodity prices        GDP growth              Import prices
                         Historical financial
 Yield spreads           market returns          Factory capacity utilization
                                                 Market capitalization relative
 Stock market volume     Inventories             values
 Capital goods
 expenditures            Investor psychology     Productivity growth
 Historical asset
 class returns           Technology trends       Asset class correlations
 Cyclical and secular    Risk/return
 economic trends         characteristics         Business activity
                                                 Performance attribution by
 Volatility analysis     Stock valuations        allocation and sector
 Consumer confidence



The discussion of each Portfolio's and Underlying Fund's principal investment strategies includes some of the principal risks of investing in such a portfolio or fund. You can find a more detailed description of these and other principal risks of an investment in each Portfolio or Underlying Fund under ''Certain Investment Strategies and Related Risks.''


MAIN RISKS
There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio's shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio's investments are invested in the Underlying Funds and, as a result, the Portfolio's performance is directly related to their performance. A Portfolio's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio's broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio's overall price swings. However, the Portfolio's share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.


Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them. The greater the investment by each Portfolio in Underlying Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

  . Equity Securities Risk                                  . Growth Stock Risk         . Value Stock Risk
                                                            .Market Segment
  . Derivatives Risk                                          (LargeCap) Risk           . Exchange Rate Risk
  . Active Trading Risk                                     . Underlying Fund Risk



The greater the investment by each Portfolio in Underlying Funds that invest primarily in bonds, or other forms of fixed-income securities, the greater the potential exposure to the following risks:

                           .
                             Municipal Securities
  . Fixed-Income Risk        Risk                  . Portfolio Duration Risk
  .U.S. Government                                 .
    Securities Risk        . Prepayment Risk         High Yield Securities Risk
  .U.S. Government         .Real Estate
    Sponsored Securities     Securities Risk       .Eurodollar and Yankee
    Risk                                             Obligations Risk

The greater the investment by each Portfolio in Underlying Funds that invest in foreign investments, the greater the exposure to the following risks:

  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Small Company Risk
  . Market Segment Risk    . Derivatives Risk



Each Portfolio is also subject to the following risks:



PAYMENT IN KIND LIQUIDITY RISK . Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.



CONFLICT OF INTEREST RISK . The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.


Edge has provided investment advice to each SAM Portfolio since the inception of the Portfolios.


As of October 31, 2006, the Portfolios' assets were allocated among the Underlying Funds as follows:

                                  FLEXIBLE           CONSERVATIVE                             CONSERVATIVE           STRATEGIC
                                   INCOME              BALANCED            BALANCED              GROWTH               GROWTH
 UNDERLYING FUND /(1)/            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
  REIT Fund                          1.07%               2.19%                3.27%               4.33%                 4.33%
  Equity Income Fund                 4.59                9.15                12.18               16.13                 17.09
  Growth & Income Fund               6.16                8.10                12.12               16.04                 17.03
  West Coast Equity Fund             1.32                4.00                 6.01                7.84                  8.88
  MidCap Stock Fund                  2.88                3.43                 5.10                6.57                  8.04
  Growth Fund                        7.35                9.93                15.87               19.66                 23.02
  SmallCap Value Fund                1.13                1.23                 2.05                2.82                  3.03
  SmallCap Growth Fund               1.08                1.13                 1.87                2.61                  2.81
  International Growth Fund                              5.40                 8.25               10.21                 11.70
  Short Term Income Fund            11.72                5.56                 0.94
  U.S. Government Securities
  Fund                              31.06               26.06                17.04                7.30
  Income Fund                       24.76               17.72                10.26                3.88
  High Yield Fund                    6.56                5.75                 4.55                2.52                  4.03
  Other Assets                       0.32                0.35                 0.49                0.09                  0.04
                       TOTAL       100.00%             100.00%              100.00%             100.00%               100.00%
 ///(1)/
  As of October 31, 2006, each of the Underlying Funds was a series of WM Group of Funds ("WMA"). Each of those WMA Underlying
  Funds has been combined into a series of Principal Investors Fund ("PIF") as follows:

         WMA ACQUIRED FUNDS                 PIF ACQUIRING FUNDS
   Equity Income Fund                 Equity Income Fund I
   Growth Fund                        LargeCap Growth Fund
   Growth & Income Fund               Disciplined LargeCap Blend Fund
   High Yield Fund                   High Yield Fund II
   Income Fund                        Income Fund
   International Growth Fund          Diversified International Fund
   Mid Cap Stock Fund                 MidCap Stock Fund
   Money Market Fund                 Money Market Fund
   REIT Fund                          Real Estate Securities Fund
   Short-Term Income Fund             Short-Term Income Fund
   Small Cap Growth Fund              SmallCap Growth Fund
   Small Cap Value Fund               SmallCap Value Fund
   U.S. Government Securities Fund    Mortgage Securities Fund
   West Coast Equity Fund             West Coast Equity Fund

OTHER COMMON RISKS . Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks associated with such investments including:

  .Fixed-Income            .U.S. Government
    Securities Risk          Securities Risk           . Derivatives Risk



HISTORICAL PERFORMANCE
A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio's total return has varied year-by-year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio's investment return is net of the operating expenses of each of the Underlying Funds.

                         FLEXIBLE INCOME PORTFOLIO


OBJECTIVE . The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.



PRINCIPAL INVESTMENT STRATEGIES . All of the Portfolios allocate their assets among certain of the Funds in pursuing their objectives. The Flexible Income Portfolio generally invests no more than 30% of its net assets in the Equity Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, Mortgage Securities, Income, High Yield II, and Money Market Funds. Subject to the limits in the prior paragraph, the Portfolio may also invest up to 30% of its assets in each of the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, and SmallCap Growth Funds.


The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(//1//)/

1997 10.19
1998 9.23
1999 8.58
2000 5.11
2001 4.35
2002 1.04
2003 12.08
2004 5.73
2005 2.66
2006 6.70


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      6.13%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                     -2.01%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIOD ENDED DECEMBER 31, 2006                          1 YEAR                 5 YEARS                  10 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) .....................           6.70                   5.57                     6.52
     (AFTER TAXES ON DISTRIBUTIONS)/ //(2)/ .............           5.32                   4.25                     4.58
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)
     /(2)/...............................................           4.43                   4.00                     4.44
 Lehman Brothers Aggregate Bond Index /(//3//)/ .........           4.33                   5.06                     6.24
 S&P 500 Index /(//3//)/ ................................          15.79                   6.19                     8.42
 20% S&P Index and 80% Lehman Brothers Aggregate Bond
 Index /(//3//)/.........................................           6.62                   5.44                     6.89
 Morningstar Conservative Allocation Category Average               8.17                   5.66                     5.91
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The
  Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(3//)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


                      CONSERVATIVE BALANCED PORTFOLIO


OBJECTIVE . The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.



PRINCIPAL INVESTMENT STRATEGIES . All of the Portfolios allocate their assets among certain of the Funds in pursuing their objectives. The Conservative Balanced Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and the Money Market Fund and between 20% and 60% of its net assets in the Equity Funds.


Subject to the limits in the prior paragraph, the Portfolio may invest up to 40% of its assets in each of the Short Term Income, Mortgage Securities, Income, High Yield II, and Money Market Funds. Subject to the limits in the prior paragraph, the Portfolio may also invest up to 30% of its assets in each of the Real Estate Securities, Equity Income I, Diversified LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds.


The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.


The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(//1//)/

1997 8.26
1998 5.29
1999 1.98
2000 4.01
2001 2.21
2002 -2.98
2003 15.98
2004 7.38
2005 3.80
2006 8.66



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                     -4.84%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                            1 YEAR                5 YEARS                 10 YEARS
 INSTITUTIONAL CLASS(BEFORE TAXES) ..                                 8.66                  6.39                     5.35
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ..................          7.54                  5.35                     3.70
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) /(2)/          5.85                  4.91                     3.56
 Lehman Brothers Aggregate Bond Index /(//3//)/ ............          4.33                  5.06                     6.24
 S&P 500 Index /(//3//)/ ...................................         15.79                  6.19                     8.42
 40% S&P 500 Index and 60% Lehman Brothers Aggregate Bond
 Index/(//3//)/.............................................          8.91                  5.75                     7.45
 Morningstar Conservative Allocation Category Average ......          8.17                  5.66                     5.91
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The
  Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


                             BALANCED PORTFOLIO


OBJECTIVE . The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.



PRINCIPAL INVESTMENT STRATEGIES . All of the Portfolios allocate their investments among certain of the Funds in pursuing their objectives. The Balanced Portfolio invests at least 30% and no more than 70% of its net assets in the Equity Funds and at least 30% and no more than 70% of its net assets in the Fixed-Income Funds.


Subject to the limits in the prior paragraph, the Portfolio may invest up to 40% of its assets in each of the Short Term Income, Mortgage Securities, Income, High Yield II, and Money Market Funds. Subject to the limits in the prior paragraph, the Portfolio may also invest up to 30% of its assets in each of the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.


The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(//1//)/

1997 10.29
1998 16.13
1999 26.97
2000 0.20
2001 -0.50
2002 -9.41
2003 21.34
2004 9.23
2005 5.21
2006 10.36



LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '99                                     15.44%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                     -8.79%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                            1 YEAR                5 YEARS                 10 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) . .....                          10.36                  6.87                     8.50
     (AFTER TAXES ON DISTRIBUTIONS))/(2)/ ..................          9.67                  6.21                     6.95
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)/(2)/           7.01                  5.57                     6.51
 Lehman Brothers Aggregate Bond Index /(//3//)/ ............          4.33                  5.06                     6.24
 S&P 500 Index /(//3//)/ ...................................         15.79                  6.19                     8.42
 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond
 Index /(//3//)/............................................         11.20                  5.98                     7.88
 Morningstar Moderate Allocation Category Average ..........         11.26                  6.09                     7.12
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The
  Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

                       CONSERVATIVE GROWTH PORTFOLIO


OBJECTIVE . The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES . All of the Portfolios allocate their assets among certain of the Funds in pursuing their objectives. The Conservative Growth Portfolio generally invests at least 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 30% of its assets in each of the Short Term Income, Mortgage Securities, Income, High Yield II, and Money Market Funds. Subject to the limits of the prior paragraph, the Portfolio may also invest up to 40% of its assets in each of the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds.


The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.


The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.


The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(//1//)/

1997 8.68
1998 18.82
1999 40.28
2000 -2.96
2001 -4.20
2002 -15.70
2003 26.97
2004 10.88
2005 6.24
2006 11.89


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '99                                     22.16%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '02 AND Q3 '01                        -12.69%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                 1 YEAR                       5 YEARS                     10 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) .                      11.89                         7.12                        9.04
     (AFTER TAXES ON DISTRIBUTIONS) /(2)/ ....             11.67                         6.83                        7.87
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES) /(2)/............................              8.00                         6.04                        7.28
 Lehman Brothers Aggregate Bond Index
 /(//3//)/ ...................................              4.33                         5.06                        6.24
 S&P 500 Index /(//3//)/ .....................             15.79                         6.19                        8.42
 80% S&P 500 Index and 20% Lehman Brothers
 Aggregate Bond Index /(//3//)/ ..............             13.50                         6.12                        8.21
 Morningstar Moderate Allocation Category
 Average......................................             11.26                         6.09                        7.12
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The
  Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(4)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


                         STRATEGIC GROWTH PORTFOLIO


OBJECTIVE . The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a high level of capital growth, and a corresponding level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES . All of the Portfolios allocate their assets among certain of the Funds in pursuing their objectives. The Strategic Growth Portfolio generally invests at least 75% of its net assets in the Equity Funds.

The Portfolio may invest up to 25% of its assets in each of the Short Term Income, High Yield II, and Money Market Funds. Subject to the limits in the prior paragraph, the Portfolio may also invest up to 50% of its assets in each of the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds.


The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.


The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR /(//1//)/

1997 12.38
1998 22.63
1999 44.48
2000 -4.43
2001 -6.69
2002 -20.84
2003 31.27
2004 11.92
2005 6.98
2006 12.75


LOGO

  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '99                                     25.23%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -16.73%

 AVERAGE ANNUAL TOTAL RETURNS (%)/(1)/

  FOR THE PERIODS ENDED DECEMBER 31, 2006                    1 YEAR                   5 YEARS                    10 YEARS
 INSTITUTIONAL CLASS (BEFORE TAXES) ...............           12.75                     7.00                       9.55
     (AFTER TAXES ON DISTRIBUTIONS)/(2)/ ..........           12.55                     6.91                       8.48
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)/(2)/..................................            8.55                     6.04                       7.80
 Lehman Brothers Aggregate Bond Index /(//3//)/ ...            4.33                     5.06                       6.24
 S&P 500 Index /(//3//)/ ..........................           15.79                     6.19                       8.42
 Russell 3000 Index /(//3//)/ .....................           15.72                     7.17                       8.64
 Morningstar Large Blend Category Average .........           14.12                     5.92                       7.79
 ///(1)/
  The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The
  Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 ///(2)/
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ///(//3//)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

FEES AND EXPENSES OF THE PORTFOLIOS
Each of the Portfolios offers the Institutional Class shares,. This section describes the fees and expenses that you may pay if you invest in the Institutional Class shares of a Portfolio. Estimated expenses of the underlying funds in which the portfolios invest are included. The examples below are intended to help you compare the cost of investing in the Portfolios with the costs of investing in other mutual funds. The examples assume that your $10,000 investment in the noted class of shares has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission (the ''SEC''), and that the Portfolio's operating expenses, including the operating expenses of the underlying funds, remain the same. Your actual costs may be higher or lower than those in the examples.

                                                                 ANNUAL FUND OPERATING EXPENSES
             10 YEARS                                                     (ESTIMATED)
                                                                       (EXPENSES THAT ARE
                                                                   DEDUCTED FROM FUND ASSETS)
                                                                                                        ACQUIRED
                                                                                                          FUND         TOTAL
                                                                                                      ("UNDERLYING    ANNUAL
                                                                    GROSS                   NET FEES     FUND")        FUND
                                   MANAGEMENT   12B-1     OTHER    FEES AND     EXPENSE       AND       FEES AND     OPERATING
  INSTITUTIONAL CLASS SHARES          FEES     FEES /1/  EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSE     EXPENSES     EXPENSES
 Flexible Income Portfolio           0.31%      0.00%     0.00%     0.31%        0.00%       0.31%       0.56%         0.87%
 Conservative Balanced Portfolio     0.31       0.00      0.00      0.31         0.00        0.31        0.59          0.90
 Balanced Portfolio                  0.31       0.00      0.00      0.31         0.00        0.31        0.62          0.93
 Conservative Growth Portfolio       0.31       0.00      0.00      0.31         0.00        0.31        0.66          0.97
 Strategic Growth Portfolio          0.31       0.00      0.00      0.31         0.00        0.31        0.68          0.99



EXAMPLE
The examples below are intended to help you compare the cost of investing in the Portfolios with the costs of investing in other mutual funds. The examples assume that your $10,000 investment in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          INSTITUTIONAL CLASS SHARES
 ------------------------------------------------------------------------------
                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------
                                            1     3     5      10
 FLEXIBLE INCOME PORTFOLIO               $ 89  $278  $482  $1,073
 CONSERVATIVE BALANCED
 PORTFOLIO                                 92   287   498   1,108
 BALANCED PORTFOLIO                        95   296   515   1,143
 CONSERVATIVE GROWTH
 PORTFOLIO                                 99   309   536   1,190
 STRATEGIC GROWTH PORTFOLIO               101   315   547   1,213

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Institutional Class of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.


ONGOING FEES
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.

Princor is the Fund's principal underwriter for INstitutional Class Shares. It may, from time-to-time, at its expense, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers' support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor's resources and from its retention of underwriting concessions.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized, and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS

A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES

The Bond & Mortgage Securities, High Yield, Inflation Protection, Short-Term Bond, and Ultra Short Bond Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")

Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the possibility that the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.


CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING

As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S. and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political, and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES

The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


FUND OF FUNDS

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT OF THE FUNDS


THE MANAGER

Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio manager appointed by Principal for each Principal LifeTime Fund is Douglas A. Loeffler. The portfolio manager appointed by PGI for each Principal LifeTime Fund is Dirk Laschanzky. On behalf of PGI, Mr. Laschanzky develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges. On behalf of Principal, Mr. Loeffler implements the strategic asset allocation Mr. Laschanzky sets.


DOUGLAS A. LOEFFLER, CFA . Mr. Loeffler is a Vice President of Principal. He is the senior member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program. He is responsible for preparing periodic evaluation reports including both qualitative and quantitative analysis. Mr. Loeffler participates in the manager selection process and portfolio reviews. Joining Principal in 2004, he has 16 years of investment experience including 14 years in the mutual fund industry (Scudder and Founders Asset Management). His background includes quantitative analysis, fundamental analysis and portfolio management focusing on non-U.S. stocks. Mr. Loeffler earned an MBA in Finance at the University of Chicago and a degree in Economics from Washington State University. He has earned the right to use the Chartered Financial Analyst designation.


THE SUB-ADVISORS

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


The portfolio managers listed below for the Partners SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

                                                    DAY-TO-DAY
           FUND                                     FUND MANAGEMENT
           ----                                     ---------------
           Partners LargeCap Value                  Marilyn G. Fedak
                                                    Mark R. Gordon
                                                    John Mahedy
                                                    Chris Marx
                                                    John D. Phillips, Jr.
           Partners SmallCap Growth I               Bruce K. Aronow
                                                    Michael W. Doherty
                                                    N. Kumar Kirpalani
                                                    Samantha S. Lau
                                                    James Russo




BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining AllianceBernstein in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining AllianceBernstein in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



MARK R. GORDON, CFA . Mr. Gordon joined AllianceBernstein in 1983. In 2004, he assumed the position of Executive Vice President and Director of Global Quantitative Research. Mr. Gordon also serves on AllianceBernstein's Executive Committee. He earned a BS from Brown University, and pursued graduate studies in applied mathematics and statistics at Princeton University and New York University. Mr. Gordon has earned the right to use the Chartered Financial Analyst designation.

N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.



MARILYN G. FEDAK, CFA . Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein's Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.



JOHN MAHEDY, CPA . Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research-US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.



CHRISTOPHER W. MARX . Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager and member of the US Value Equities Investment Policy Group. He is also chairman of AllianceBernstein's Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.



JAMES RUSSO, CFA . Mr. Russo is Vice President and Senior Portfolio Manager. Mr. Russo joined AllianceBernstein in 2006 to work on the Small and SMID Cap Growth team. Prior to joining the firm, Mr. Russo spent 12 years at JPMorgan, a financial services firm, where he held positions as an analyst and portfolio manager in US Equity for nine years and in the Private Bank's Third Party Program for three years, most recently as Director of Manager Research. Mr. Russo holds a BBA in Finance from Hofstra University, an MBA from NYU's Stern School of Business. Mr. Russo has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams
           Partners LargeCap Value II   Brendan Healy
                                        Charles A. Ritter




BRENDAN HEALY, CFA . Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.



E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



CHARLES A. RITTER, CFA . Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Cap Value since July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at The IBM Retirement Funds. He earned a BS from the University of Southern California.


SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset Management (US), which is a wholly owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           MidCap Value                 James P. Barrow
                                        Mark Giambrone



The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


JAMES P. BARROW . During Mr. Barrow's investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. Mr. Barrow is the lead portfolio manager for the Vanguard Windsor II and Selected Value Funds. He earned a BS from the University of South Carolina.



MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.

SUB-ADVISOR: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, NY, NY 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States. The Bank of New York began offering investment services in the 1830s and manages investments for institutions and individuals.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  James Boffa
                                        Kurt Zyla
           Partners LargeCap Value      James Boffa
                                        Kurt Zyla




JAMES BOFFA . Mr. Boffa is a Senior Short Term Portfolio Manager in the Short Term Money Management Department of BNY. He began his career with The Bank of New York in 1980 managing an Operations Group. Mr. Boffa specializes in the management of overnight Short Term portfolios. He earned a Bachelor's degree in Business and Psychology from Pace University.



KURT ZYLA . Mr. Zyla is the Managing Director and Division Head of Index Fund Management at BNY. Prior to managing the Division in 1998, he was an index portfolio manager and worked in the Special Investment Products area, focusing on portfolio transitions/liquidations and equity derivative product strategies. Before joining BNY in 1989, Mr. Zyla worked in the Specialty Chemical's Division of Engelhard Corporation in the areas of technical sales and product management. He earned a BS in Chemical Engineering from New Jersey Institute of Technology and an MBA from New York University's Stern School of Business.


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           LargeCap Growth               Anthony Rizza
           MidCap Growth                 Clifford G. Fox
           Partners SmallCap Growth III  Clifford G. Fox




CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica, CA 90401, is a registered investment advisor.

Dimensional uses a team approach in managing the Partners SmallCap Value Fund
II. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.


The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has ten members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and review all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.


In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert
T. Deere coordinates the efforts of all other portfolio managers and trading personnel with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for coordinating the day-to-day management of the Fund.


Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.


The statement of additional information provides information about Mr. Deere's compensation, other accounts managed by Mr. Deere, and Mr. Deere's ownership of Fund shares.


SUB-ADVISOR: Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.)
         ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 1201 Third Avenue, 8th Floor, Seattle, WA 98101.

                                                  DAY-TO-DAY
           FUND                                   FUND MANAGEMENT
           ----                                   ---------------
           Equity Income I                        Joseph T. Suty
           High Yield II                          Gary J. Pokrzywinski
           Income                                 John R. Friedl
                                                  Gary J. Pokrzywinski
           MidCap Stock                           Daniel R. Coleman
           Mortgage Securities Fund               Craig V. Sosey
           Short-Term Income                      Craig V. Sosey
           Strategic Asset Management Portfolios  Randall L. Yoakum
            Balanced Portfolio                    Michael D. Meighan
            Conservative Balanced Portfolio
            Conservative Growth Portfolio
            Flexible Income Portfolio
            Strategic Growth Portfolio
           West Coast Equity                      Philip M. Foreman

PHILIP M. FOREMAN, CFA . Mr. Foreman, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor West Coast Equity Fund since 2002. Mr. Foreman has been employed by Edge since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at Edge from 1991 until 1999.



JOHN R. FRIEDL, CFA . Mr. Friedl, Portfolio Manager, has been co-manager of the predecessor Income Fund with Gary J. Pokrzywinski since March 2005. He has been employed as an investment professional at Edge since August 1998. He is responsible for the day-to-day management of the Fund.



MICHAEL D. MEIGHAN, CFA . Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.



GARY J. POKRZYWINSKI, CFA . Mr. Pokrzywinski, Chief Investment Officer of Edge. Since March 2005, he has been responsible for co-managing the predecessor Income Fund with John Friedl. As co-manager, Mr. Pokrzywinski contributes to the establishment of the philosophy and long term structure of the Fund. Between 1992 and March 2005 he had primary responsibility for the day-to-day management of the Income Fund. Mr. Pokrzywinski has been employed by Edge since July 1992.




CRAIG V. SOSEY . Mr. Sosey, Portfolio Manager of Edge, has had primary responsibility for the day-to-day management of the predecessor Short Term Income and predecessor U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by Edge since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.



JOSEPH T. SUTY, CFA . Mr. Suty, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor Equity Income Fund since October 2005. Prior to joining Edge in September 2005, Mr. Suty managed personal and foundation portfolios from January 2005 until August 2005. From December 1991 until December 2004, Mr. Suty was a portfolio manager of large-cap value stocks at Washington Capital Management, Inc., where he was a principal and director of the firm.



RANDALL L. YOAKUM, CFA . Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1999. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.

SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Joseph W. Garner
                                        Kenneth G. Mertz II
                                        Stacey L. Sears



The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.



JOSEPH W. GARNER . Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.



KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

SUB-ADVISOR: Essex Investment Management Company, LLC ("Essex") is a
         Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                             DAY-TO-DAY
           FUND                              FUND MANAGEMENT
           ----                              ---------------
           Partners SmallCap Growth Fund II  Nancy B. Prial




NANCY B. PRIAL, CFA . Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("Goldman Sachs") is part of the Investment Management Division ("IMD") of Goldman, Sachs & Co. Goldman Sach's principal office is located at 32 Old Slip, New York, NY 10005.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Kelly Flynn
                                        Sean Gallagher
                                        Lisa Parisi
                                        Edward Perkin
                                        Eileen Rominger




DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at Goldman Sachs. She joined Goldman Sachs as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.

DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at Goldman Sachs. Mr. Berdon joined Goldman Sachs as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Managing Director and Portfolio Manager at Goldman Sachs. Mr. Braun joined Goldman Sachs as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined Goldman Sachs as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at Goldman Sachs. Mr. Carroll joined Goldman Sachs as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



SALLY POPE DAVIS . Ms. Pope Davis is a Vice President and Portfolio Manager at Goldman Sachs. She joined Goldman Sachs as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



KELLY FLYNN . Mr. Flynn is a Vice President and a Portfolio Manager for the US Value Team, where he has broad research responsibilities across value the strategies. Prior to joining Goldman Sachs Asset Management in 2002, Mr. Flynn spent 3 years at Lazard Asset Management as a Portfolio Manager for Small Cap/SMID Cap Value products. He received a BA from Harvard and an MBA from the Wharton School of Business at the University of Pennsylvania.



SEAN GALLAGHER . Mr. Gallagher is a Managing Director and Portfolio Manager at Goldman Sachs. Mr. Gallagher joined Goldman Sachs as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined Goldman Sachs as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



LISA PARISI . Ms. Parisi is a Managing Director and Portfolio Manager at Goldman Sachs. Ms. Parisi joined Goldman Sachs as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.



EDWARD PERKIN. . Mr. Perkin is a Vice President and Portfolio Manager at Goldman Sachs. Mr. Perkin joined Goldman Sachs as a research analyst in June 2002. He became a portfolio manager in June 2004. From August 2000 to May 2002, Mr. Perkin earned his MBA at Columbia Business School, during which time he served as a research intern for Fidelity Investments and Gabelli Asset Management. From September 1997 to May 2000, Mr. Perkin was a senior research analyst for a subsidiary of Fiserv, where he oversaw all matters related to compliance and historical market data.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at Goldman Sachs. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park
         Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Global Equity       Matthew Beesley
                                        Edward Walker
                                        Howard Williams
           Partners SmallCap Value I    Christopher T. Blum
                                        Dennis S. Ruhl




MATTHEW BEESLEY, CFA . Mr. Beesley is a portfolio manager in Morgan's Global Portfolios Group, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.



CHRISTOPHER T. BLUM, CFA . Managing Director of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.



DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.



EDWARD WALKER, CFA . Mr. Walker is a portfolio manager in Morgan's Global Portfolios Group, based on London. He is manager of the JP Morgan Fleming Overseas Investment Trust, open-ended global retail funds and co-manages the JPMorgan Total Return Fund. Previously Mr. Walker held a range of analyst positions, most recently as the global sector specialist responsible for technology. He joined the Global Portfolios group in 1997 as a graduate trainee and holds an MA in Economics from Cambridge University. He has earned the right to use the Chartered Financial Analyst designation.



HOWARD WILLIAMS . Mr. Williams is a managing director and head of Morgan's Global Portfolios Group, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.

SUB-ADVISOR: Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Bruce Jacobs
                                        Ken Levy




BRUCE JACOBS, PH.D . Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania's Wharton School.



KEN LEVY, CFA . Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania's Wharton School. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

Day-to-day portfolio management is performed by an investment management team. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value I      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens
           Partners SmallCap Value      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens

DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Partners SmallCap Growth III  Stephen C. Brink
                                         Timothy Butler
                                         Michael Clulow
                                         Gretchen Novak
                                         Ronald A. Sauer




STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products, backing up lead portfolio manager Ron Sauer. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and has earned the right to use the Chartered Financial Analyst designation.

TIMOTHY P. BUTLER . Mr. Butler is an equity analyst concentrating on financial services and financial technology companies for all Mazama strategies. He works closely with Steve Brink, the firm's Director of Research, in covering this sector. Mr. Butler worked most recently at Pacific Crest Securities, where he was Senior Research Analyst specializing in financial technology stocks. Prior to this, he worked at Stifel, Nicolaus & Co., also as a Research Analyst focused on specialty finance companies. Mr. Butler completed his MBA at the University of Texas in 1990, graduating cum laude, and earned a BA in Business Administration from Wichita State University in 1988, where he graduated summa cum laude and was elected to the Beta Gamma Sigma honor society.



MICHAEL D. CLULOW, CFA . Mr. Clulow works out of the firm's New York research office, specializing in research and analysis of small & mid cap healthcare companies, including biotech and emerging pharmaceutical companies. He has been an investment analyst since 1995, most recently as Senior Analyst, Healthcare IT & Pharmaceutical Outsourcing Sectors with UBS Warburg in New York, NY. Previously he worked as a healthcare analyst at CIBC World Markets. Mr. Clulow earned a BS in Finance at Miami University and an MBA with honors in Finance and Economics at New York University's Leonard N. Stern School of Business in 1996. He has earned the right to use the Chartered Financial Analyst designation.



GRETCHEN NOVAK, CFA . Ms. Novak is responsible for researching consumer discretionary and consumer staple companies for all Mazama strategies and is an Associate Portfolio Manager, supporting Ron Sauer and Steve Brink in overseeing the investment process. Formerly an Equity Analyst with Cramer Rosenthal McGlynn, LLC, she specialized in small and mid-cap stocks with focus on consumer discretionary companies and secondary emphasis on consumer staples and utility/energy service companies. She earned her BA in Business Administration with concentration in finance from the University of Washington in 1994, graduating cum laude and elected to Phi Beta Kappa and Beta Gamma Sigma honor society. She has earned the right to use the Chartered Financial Analyst designation.



RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon").

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole
           Partners SmallCap Blend      Ronald P. Gala
                                        Peter D. Goslin
           Partners SmallCap Value I    Ronald P. Gala
                                        Peter D. Goslin




RONALD P. GALA, CFA . Mr. Gala is a Senior Vice President and principal of Mellon Equity and joined the firm in 1993. Mr. Gala earned an MBA in Finance from the University of Pittsburgh and a BS in Business Administration from Duquesne University. He has earned the right to use the Chartered Financial Analyst designation.

PETER D. GOSLIN, CFA . Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.



ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Joining the company in 1990, Mr. O'Toole is a Senior Vice President and a principal of Mellon Equity. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned an MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           High Yield                   Lawrence A. Post
                                        Allan Schweitzer

LAWRENCE A. POST . Mr. Post founded Post Advisory Group in 1992. Post was purchased by Principal in 2004. Mr. Post has over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer earned a Bachelor's degree in Business Administration from Washington University at St. Louis and a Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


SUB-ADVISOR: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Jeffrey A. Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael Ade
                                                Mihail Dobrinov
                                                Michael L. Reynal
           International Growth                 Steve Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
           MidCap Value                         Jeffrey A. Schwarte
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Thomas Morabito
                                                Phil Nordhus
           SmallCap Growth                      Mariateresa Monaco
           SmallCap S&P 600 Index               Dirk Laschanzky
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
                                                Craig Dawson

MICHAEL ADE, CFA . Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor's degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master's degree from the University of Iowa and a Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer is a portfolio manager at PGI. He is a co-manager of the ultra short and short-term bond portfolios. He is also head of the Structured Debt group that covers asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). He joined PGI in 2001 and is the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master's in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor's degree in Mathematics from Trinity College, Cambridge England.

CRAIG DAWSON, CFA . Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



MIHAIL DOBRINOV, CFA . Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for Principal Global Investors. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)



BRAD FREDERICKS. . Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor's degree in Finance from Iowa State University. Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semi-conductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



STEVEN LARSON, CFA. . Mr. Larson is an portfolio manager for Principal. He is responsible for co-managing Principal's international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MARIATERESA MONACO . Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm's international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

PHIL NORDHUS, CFA . Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor's degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI's Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ's College at the University of Cambridge and a BA in History from Middlebury College.



ALICE ROBERTSON . Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for PGI. He specializes in short-term and long duration portfolios, as well as the Inflation Protection Fund and stable value mandates. He also has experience in managing mortgage-backed securities. Mr. Schafer joined the firm in 1977 and in the early 1980s he developed the firm's secondary mortgage marketing operation. In 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985, institutional portfolios in 1992 and stable value portfolios in 2000. He has earned a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor's degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms. Stange earned an MBA and a Bachelor's degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for PGI's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She earned an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She has also earned the right to use the Chartered Financial Analyst designation.

TIMOTHY R. WARRICK, CFA . Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal - REI's address is 801 Grand Avenue, Des Moines, IA 50392.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment area of the firm since 1987. He earned an MBA in Business Administration and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Pyramis Global Advisors, LLC (formerly known as Fidelity Management
         & Research Company) ("Pyramis") is the Sub-Advisor. Pyramis's address is 82 Devonshire Street, Boston, MA 02109.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners International       Cesar Hernandez
           Partners MidCap Growth II    Bahaa W. Fam




BAHAA W. FAM . Mr. Fam is a vice president and a portfolio manager for Pyramis. Mr. Fam joined Pyramis in 1994 and served as the firm's director of quantitative research from 1998-2004. Mr. Fam received a BS in electrical engineering/ computer science from John Hopkins University and an MS with a concentration in optimization theory and economic systems, also from Johns Hopkins.



CESAR E. HERNANDEZ, CFA . Mr. Hernandez is a Senior Vice President and Portfolio Manager at Pyramis. He developed the Select International discipline at Pyramis and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline's inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He has earned the right to use the Chartered Finanical Analyst designation and is a member of the Boston Security Analysts Society.

SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor's degree in Industrial Relations from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      Anna M. Dopkin
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps





ANNA M. DOPKIN, CFA . Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Co-Director of U.S. Equity Research, and a member of the firm's Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in it Mortgage SEcurities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.Ms. Dopkin serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, she, along with Mr. Whitney, is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the Fund.



ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in

Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee and Brokerage Control Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Ms. Dopkin, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Tara R. Hedlund
                                        Christopher K. McHugh
                                        Jason D. Schrotberger




TARA R. HEDLUND, CFA, CPA . Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.



CHRISTOPHER K. MCHUGH . Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.



JASON D. SCHROTBERGER, CFA . Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a
         Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.

Investment decisions for the Partners LargeCap Value I Fund are made by investment management teams at UBS Global AM, including Thomas M. Cole, Thomas
J. Digenan, John C. Leonard and Scott C. Hazen. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.


The day-to-day portfolio management for the Partners SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value I    Thomas M. Cole
                                        Thomas J. Digenan
                                        Scott C. Hazen
                                        John C. Leonard
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik




THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.



PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



SCOTT C. HAZEN, CFA . Mr. Hazen joined UBS Global AM in 1992 and participates in the analysis and development of U.S. Equity portfolios. Prior to joining the portfolio management team in 2004, Mr. Hazen served as a member of the firm's global investment team responsible for providing client service and relationship management to the firm's clients. He earned a BBA from the University of Notre Dame and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Investment Analysts Society of Chicago.

JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.


SUB-ADVISOR: Vaughan Nelson Investment Management, LP ("Vaughan Nelson") is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of IXIS Asset Management US Group, L.P.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value II   Chris D. Wallis
                                        Scott J. Weber




CHRIS D. WALLIS, CFA . Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 14 years of investment/financial analysis and accounting experience.



SCOTT J. WEBER . Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over nine years of investment management and financial analysis experience.


THE SUB-SUB-ADVISORS

Principal Global Investors, LLC ("PGI") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by PGI.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


See the discussion regarding Post provided in connection with the High Yield Fund for a description of the firm and the individuals who serve as portfolio managers.

DUTIES OF PRINCIPAL AND SUB-ADVISORS
Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2006 was:

       Bond & Mortgage                       Partners MidCap Growth
       Securities                0.53%       I                           1.00%
       Disciplined LargeCap                  Partners MidCap Growth
       Blend                     0.59%       II                          1.00%
       Diversified
       International             0.90%       Partners MidCap Value       1.00%
       Equity Income I           N/A*        Partners MidCap Value I     1.00%
       Government & High
       Quality Bond              0.40%       Partners SmallCap Blend     1.00%
       High Quality                          Partners SmallCap
       Intermediate-Term Bond    0.40%       Growth I                    1.10%
                                             Partners SmallCap
       High Yield                0.65%       Growth II                   1.00%
                                             Partners SmallCap
       High Yield II             N/A*        Growth III                  1.10%
       Income                    N/A*        Partners SmallCap Value     1.00%
                                             Partners SmallCap Value
       Inflation Protection      0.40%       I                           1.00%
       International Emerging                Partners SmallCap Value
       Markets                   1.35%/(1)/  II                          1.00%
       International Growth      0.99%       Preferred Securities        0.75%
       LargeCap Growth           0.54%/(2)/  Principal LifeTime 2010   0.1225%
       LargeCap S&P 500 Index    0.15%       Principal LifeTime 2020   0.1225%
       LargeCap Value            0.45%       Principal LifeTime 2030   0.1225%
       MidCap Blend              0.64%       Principal LifeTime 2040   0.1225%
       MidCap Growth             0.65%       Principal LifeTime 2050   0.1225%
                                             Principal Lifetime
       MidCap Stock              N/A*        Strategic Income          0.1225%
       MidCap S&P 400 Index      0.15%       Real Estate Securities      0.84%
       MidCap Value              0.65%       SAM Balanced                N/A*
                                             SAM Conservative
       Money Market              0.40%       Balanced                    N/A*
       Mortgage Securities       N/A*        SAM Conservative Growth     N/A*
       Partners Global Equity    0.95%       SAM Flexible Income         N/A*
       Partners International    1.09%       SAM Strategic Growth        N/A*
       Partners LargeCap Blend   0.74%       Short-Term Bond             0.40%
       Partners LargeCap Blend
       I                         0.45%       Short-Term Income           N/A*
       Partners LargeCap
       Growth I                  0.74%       SmallCap Blend              0.75%
       Partners LargeCap
       Growth II                 0.99%       SmallCap Growth             0.75%
       Partners LargeCap Value   0.77%       SmallCap S&P 600 Index      0.15%
       Partners LargeCap Value
       I                         0.80%       SmallCap Value              0.75%
       Partners LargeCap Value
       II                        0.85%       Ultra Short Bond            0.40%
       Partners MidCap Growth    1.00%       West Coast Equity           N/A*


/ //(1)/ The Fund's management fees have decreased effective October 1, 2006.

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
International Emerging
Markets                          1.20%       1.18%       1.16%        1.15%

/ //(2)/ The Fund's management fees have increased effective January 16, 2007.

                             FIRST $500  NEXT $500  NEXT $1  NEXT $1   OVER $3
           FUND               MILLION     MILLION   BILLION  BILLION   BILLION
           ----               -------     -------   -------  -------   -------
LargeCap Growth                0.68%       0.65%     0.62%    0.58%     0.55%


 * Each of the Funds in the table below pays a fee to Principal (as a percentage of the average daily net assets) as shown.

                                 FIRST $250      NEXT $250        OVER $500
            FUND                  MILLION         MILLION          MILLION
            ----                  -------         -------          -------
Equity Income I                    0.60%           0.55%            0.50%


            FUND                FIRST $250 MILLION        OVER $250 MILLION
            ----                ------------------        -----------------
High Yield II                         0.625%                   0.500%


            FUND                 FIRST $2 BILLION          OVER $2 BILLION
            ----                 ----------------          ---------------
Income                                0.50%                     0.45%
Mortgage Securities                   0.50                      0.45


                                FIRST $1    NEXT $1     NEXT $1      OVER $3
            FUND                BILLION     BILLION     BILLION      BILLION
            ----                -------     -------     -------      -------
MidCap Stock                     0.75%       0.70%       0.65%        0.60%


                                 FIRST $200      NEXT $300        OVER $500
            FUND                  MILLION         MILLION          MILLION
            ----                  -------         -------          -------
Short-Term Income                  0.50%           0.45%            0.40%


                                FIRST $500        NEXT $500         OVER $1
            FUND                  MILLION          MILLION          BILLION
            ----                  -------          -------          -------
West Coast Equity                 0.625%           0.500%           0.375%


                        FIRST $500  NEXT $500  NEXT $1  NEXT $1  NEXT $1  NEXT $1   OVER $5
         FUND            MILLION     MILLION   BILLION  BILLION  BILLION  BILLION   BILLION
         ----            -------     -------   -------  -------  -------  -------   -------
SAM Balanced Portfolio
*                         0.55%       0.50%     0.45%    0.40%    0.35%    0.30%     0.25%
SAM Conservative
Balanced Portfolio *      0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Conservative
Growth Portfolio *        0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Flexible Income
Portfolio *               0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Strategic Growth
Portfolio *               0.55        0.50      0.45     0.40     0.35     0.30      0.25
* Breakpoints based on aggregate SAM Portfolio net assets



A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2006 and in the annual report to shareholders for the fiscal year ended October 31, 2006.

The Fund and Principal, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

Principal will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the High Yield, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Growth II, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I and Partners SmallCap Value II Funds intend to rely on the order.



DISTRIBUTION AGREEMENTS
Principal may pay compensation, from its own resources, to certain financial intermediaries for the distribution, promotion, and sale of Fund shares. If one mutual fund sponsor makes greater distribution assistance payments than another, your investment representative or his or her financial intermediary may have an incentive to recommend one fund complex over another.

PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):

  . on a day that the NYSE is open and
  . prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.



NOTES:


.. If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's Net Asset Value ("NAV") are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES


Shares may be purchased from Princor, the Fund's principal underwriter for Institutional Class shares. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.


The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor's trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.


REDEMPTION OF FUND SHARES


You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.



DISTRIBUTIONS IN KIND . Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.



REDEMPTION FEES . The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in "Exchange of Fund Shares."

EXCHANGE OF FUND SHARES


An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of Principal Investors Fund, provided that:
.. the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund, .. the share class of such other Fund is available through the plan, and .. the share class of such other Fund is available in the shareholder's state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management's judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection, and Short-Term Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.
.. The Preferred Securities, SAM Flexible Income, Conservative Balanced,
  Conservative Growth, and Balanced Portfolios and the Real Estate Securities Fund each pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September, and December.
.. The other Funds (except Money Market, High Yield II, Income, Mortgage
  Securities, Short-Term Income, and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund.


The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

The High Yield II, Income, Mortgage Securities, Short-Term Income, and Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the last business day of each month (or the previous business day) the Fund will pay out its accumulated declared dividends.

FUND ACCOUNT INFORMATION


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
The Funds are not designed for frequent trading or market timing activity. The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the Funds by
  . forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and .. Increase expenses of the Fund due to
  . increased broker-dealer commissions and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund. The potential negative impact and harms of undetected excessive trading in shares of the underlying funds in which the Principal LifeTime Funds or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any fund shareholder.


We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;
.. Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
.. Limiting the number of exchanges during a year;
.. Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.


ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s); .. to change ownership of an account;
.. to add telephone transaction services and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 30 days.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish month-end portfolio holdings information for the Funds described in this Prospectus on the principal.com website and the PrincipalFunds.com website on the last business day of the following month. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will remain on the website until the Fund files portfolio holding information with the SEC for a period that includes the date on which the holdings are published on the websites. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website.


Third parties who need portfolio holdings information to provide services to the Funds may be provided such information prior to its posting on the website, solely for legitimate business purposes and subject to confidentiality agreements. A description of the Funds' policies and procedures with respect to the disclosure of the portfolio securities is available in the Funds' Statement of Additional Information.

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). Except as otherwise stated in the following paragraph, this information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in Principal Investors Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2006, which is available upon request, and incorporated by reference into the SAI.


The information for the Equity Income I, High Yield II, Income, MidCap Stock, Mortgage Securities, Short-Term Income, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, and West Coast Equity Funds has been derived from the financial statements for their predecessor funds. The financial statements for the predecessor funds were audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, whose report, along with each predecessor fund's financial statements, is included in the predecessor funds' Annual Report to Shareholders for the fiscal year ended October 31, 2006, which is available upon request, and incorporated by reference into the SAI. To request a free copy of the latest annual or semiannual report for the Fund or the Predecessor Funds, you may telephone 1-800-247-4123. The following table is a listing of Funds and their corresponding predecessor fund.

      PRINCIPAL INVESTORS FUND                     PREDECESSOR FUND
 Equity Income Fund I                   Equity Income Fund
 High Yield Fund II                     High Yield Fund
 Income Fund                            Income Fund
 MidCap Stock Fund                      Mid Cap Stock Fund
 Mortgage Securities Fund               U.S. Government Securities Fund
 Short-Term Income Fund                 Short Term Income Fund
 West Coast Equity Fund                 West Coast Equity Fund



EQUITY INCOME FUND

For a Fund share outstanding throughout each period.



                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $20.07    $0.33(5)      $ 3.00       $ 3.33      $(0.34)      $(0.63)        $(0.97)
10/31/05        17.79     0.41(5)        2.25         2.66       (0.38)          --          (0.38)
10/31/04        15.46     0.29(5)        2.33         2.62       (0.29)          --          (0.29)
10/31/03        12.73     0.33(5)        2.73         3.06       (0.33)          --          (0.33)
10/31/02        14.85     0.40(5)       (1.85)       (1.45)      (0.35)       (0.32)         (0.67)

CLASS B SHARES
Year Ended:
10/31/06       $19.93    $0.15(5)      $ 2.98       $ 3.13      $(0.17)      $(0.63)        $(0.80)
10/31/05        17.67     0.24(5)        2.24         2.48       (0.22)          --          (0.22)
10/31/04        15.36     0.14(5)        2.30         2.44       (0.13)          --          (0.13)
10/31/03        12.65     0.20(5)        2.71         2.91       (0.20)          --          (0.20)
10/31/02        14.78     0.27(5)       (1.85)       (1.58)      (0.23)       (0.32)         (0.55)

CLASS C SHARES
Year Ended:
10/31/06       $19.79    $0.16(5)      $ 2.96       $ 3.12      $(0.20)      $(0.63)        $(0.83)
10/31/05        17.57     0.26(5)        2.22         2.48       (0.26)          --          (0.26)
10/31/04        15.29     0.16(5)        2.30         2.46       (0.18)          --          (0.18)
10/31/03        12.62     0.22(5)        2.68         2.90       (0.23)          --          (0.23)
10/31/02(4)     15.09     0.18(5)       (2.43)       (2.25)      (0.22)          --          (0.22)

CLASS I SHARES
Year Ended:
10/31/06       $20.07    $0.40(5)      $ 3.00       $ 3.40      $(0.41)      $(0.63)        $(1.04)
10/31/05        17.79     0.48(5)        2.24         2.72       (0.44)          --          (0.44)
10/31/04        15.45     0.35(5)        2.33         2.68       (0.34)          --          (0.34)
10/31/03        12.73     0.38(5)        2.72         3.10       (0.38)          --          (0.38)
10/31/02        14.85     0.45(5)       (1.85)       (1.40)      (0.40)       (0.32)         (0.72)

                                                     RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE   TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06     $22.43    17.16%     $1,514,188     0.87%       0.87%       1.56%       81%(7)
10/31/05      20.07    15.06         887,828     0.90        0.90        2.13        32
10/31/04      17.79    17.06         438,776     0.91        0.91        1.74        20
10/31/03      15.46    24.43         268,489     0.95        0.95        2.43        18
10/31/02      12.73   (10.35)        198,756     0.97        0.97        2.77        16

CLASS B SHARES
Year Ended:
10/31/06     $22.26    16.16%     $  330,900     1.73%       1.73%       0.70%       81%(7)
10/31/05      19.93    14.07         226,390     1.78        1.78        1.25        32
10/31/04      17.67    16.04         144,144     1.81        1.81        0.84        20
10/31/03      15.36    23.19         103,888     1.89        1.89        1.49        18
10/31/02      12.65   (11.20)         82,330     1.88        1.88        1.86        16

CLASS C SHARES
Year Ended:
10/31/06     $22.08    16.28%     $  251,685     1.64%       1.64%       0.79%       81%(7)
10/31/05      19.79    14.16         128,523     1.68        1.68        1.35        32
10/31/04      17.57    16.16          33,770     1.70        1.70        0.95        20
10/31/03      15.29    23.29           5,973     1.78        1.78        1.60        18
10/31/02(4)   12.62   (15.07)          1,780     1.80(6)     1.80(6)     1.94(6)     16

CLASS I SHARES
Year Ended:
10/31/06     $22.43    17.53%     $1,686,604     0.55%       0.55%       1.88%       81%(7)
10/31/05      20.07    15.39       1,294,804     0.58        0.58        2.45        32
10/31/04      17.79    17.51         908,925     0.59        0.59        2.06        20
10/31/03      15.45    24.77         529,665     0.61        0.61        2.77        18
10/31/02      12.73   (10.04)        350,185     0.63        0.63        3.11        16

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by drecits allowed by the custodian.

(2) Ratio of operating expenses to aveage net assets includes expenses paid indirectly through custodian credits.

(3)  The REIT Fund commenced operations on march 1, 2003.

(4)  The Equity Income Fund commenced selling Class C shares on March 1, 2002.

(5)  Per share numbers have been calculated using the average shares method.

(6)  Annualized.

(7) The Equity Income Fund had unusually high portfolio turnover due to a change in the portfolio manager.

Financial Highlights

WEST COAST EQUITY FUND

For a Fund share outstanding throughout each period.

                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET        NET      UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE    INVESTMENT   GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING    INCOME/        ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    (LOSS)     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $38.99    $ 0.18        $ 5.02       $ 5.20    $(0.13)        $(0.97)        $(1.10)
10/31/05        35.04      0.25          4.33         4.58     (0.20)         (0.43)         (0.63)
10/31/04        32.14      0.06(4)       2.84         2.90        --             --             --
10/31/03        23.73      0.04(4)       8.37         8.41        --             --             --
10/31/02        28.89      0.02(4)      (4.09)       (4.07)    (0.07)         (1.02)         (1.09)

CLASS B SHARES
Year Ended:
10/31/06       $34.84    $(0.18)       $ 4.47       $ 4.29    $   --         $(0.97)        $(0.97)
10/31/05        31.48     (0.09)         3.88         3.79        --          (0.43)         (0.43)
10/31/04        29.14     (0.24)(4)      2.58         2.34        --             --             --
10/31/03        21.73     (0.20)(4)      7.61         7.41        --             --             --
10/31/02        26.71     (0.23)(4)     (3.73)       (3.96)    (0.00)(5)      (1.02)         (1.02)

CLASS C SHARES
Year Ended:
10/31/06       $34.94    $(0.16)       $ 4.50       $ 4.34    $   --         $(0.97)        $(0.97)
10/31/05        31.56     (0.06)         3.88         3.82     (0.01)         (0.43)         (0.44)
10/31/04        29.20     (0.21)(4)      2.57         2.36        --             --             --
10/31/03        21.74     (0.18)(4)      7.64         7.46        --             --             --
10/31/02(3)     27.59     (0.14)(4)     (5.71)       (5.85)       --             --             --

CLASS I SHARES
Year Ended:
10/31/06       $39.39    $ 0.32        $ 5.07       $ 5.39    $(0.25)        $(0.97)        $(1.22)
10/31/05        35.39      0.39          4.37         4.76     (0.33)         (0.43)         (0.76)
10/31/04        32.39      0.17(4)       2.87         3.04     (0.04)            --          (0.04)
10/31/03        23.83      0.13(4)       8.43         8.56        --             --             --
10/31/02        29.00      0.12(4)      (4.10)       (3.98)    (0.17)         (1.02)         (1.19)

                                                      RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES    RATIO OF
                                               TO AVERAGE  TO AVERAGE      NET
               NET                             NET ASSETS  NET ASSETS  INVESTMENT
              ASSET                              BEFORE       AFTER      INCOME/
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-  (LOSS) TO   PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06     $43.09    13.50%      $880,755       0.85%       0.85%      0.44%        15%
10/31/05      38.99    13.13        735,037       0.91        0.91       0.68         13
10/31/04      35.04     9.06        621,924       0.94        0.94       0.17         12
10/31/03      32.14    35.44        523,308       1.02        1.02       0.14         14
10/31/02      23.73   (14.94)       375,821       1.05        1.05       0.07         16

CLASS B SHARES
Year Ended:
10/31/06     $38.16    12.45%      $184,340       1.78%       1.78%     (0.49)%       15%
10/31/05      34.84    12.09        167,531       1.85        1.85      (0.26)        13
10/31/04      31.48     8.03        141,134       1.89        1.89      (0.78)        12
10/31/03      29.14    34.10        122,221       2.01        2.01      (0.85)        14
10/31/02      21.73   (15.73)       102,208       2.00        2.00      (0.88)        16

CLASS C SHARES
Year Ended:
10/31/06     $38.31    12.53%      $ 21,039       1.69%       1.69%     (0.40)%       15%
10/31/05      34.94    12.18         13,613       1.78        1.78      (0.19)        13
10/31/04      31.56     8.12          9,000       1.80        1.80      (0.69)        12
10/31/03      29.20    34.27          3,593       1.90        1.90      (0.74)        14
10/31/02(3)   21.74   (21.20)         1,341       1.96(6)     1.96(6)   (0.84)(6)     16

CLASS I SHARES
Year Ended:
10/31/06     $43.56    13.88%      $826,593       0.53%       0.53%      0.76%        15%
10/31/05      39.39    13.55        621,993       0.58        0.58       1.01         13
10/31/04      35.39     9.39        515,464       0.61        0.61       0.50         12
10/31/03      32.39    35.92        349,363       0.67        0.67       0.49         14
10/31/02      23.83   (14.65)       195,029       0.70        0.70       0.42         16

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by drecits allowed by the custodian.

(2) Ratio of operating expenses to aveage net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Amount represents less than $0.01 per share.

(6)  Annualized.

Financial Highlights

MID CAP STOCK FUND

For a Fund share outstanding throughout each period.

                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET        NET      UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE    INVESTMENT   GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING    INCOME/        ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    (LOSS)     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $19.23   $ 0.10(4)      $ 3.02       $ 3.12      $(0.26)      $(1.23)        $(1.49)
10/31/05        17.06     0.24(4)        2.56         2.80       (0.03)       (0.60)         (0.63)
10/31/04        15.34     0.02(4)        1.75         1.77       (0.01)       (0.04)         (0.05)
10/31/03        12.39     0.01(4)        2.94         2.95          --           --             --
10/31/02        13.50    (0.01)(4)      (0.60)       (0.61)         --        (0.50)         (0.50)

CLASS B SHARES
Year Ended:
10/31/06       $18.23   $(0.09)(4)     $ 2.85       $ 2.76      $(0.10)      $(1.23)        $(1.33)
10/31/05        16.33     0.06(4)        2.44         2.50          --        (0.60)         (0.60)
10/31/04        14.82    (0.14)(4)       1.69         1.55          --        (0.04)         (0.04)
10/31/03        12.09    (0.13)(4)       2.86         2.73          --           --             --
10/31/02        13.31    (0.15)(4)      (0.57)       (0.72)         --        (0.50)         (0.50)

CLASS C SHARES
Year Ended:
10/31/06       $18.28   $(0.06)(4)     $ 2.85       $ 2.79      $(0.18)      $(1.23)        $(1.41)
10/31/05        16.36     0.08(4)        2.44         2.52          --        (0.60)         (0.60)
10/31/04        14.83    (0.13)(4)       1.70         1.57          --        (0.04)         (0.04)
10/31/03        12.10    (0.12)(4)       2.85         2.73          --           --             --
10/31/02(3)     13.60    (0.10)(4)      (1.40)       (1.50)         --           --             --

CLASS I SHARES
Year Ended:
10/31/06       $19.47   $ 0.17(4)      $ 3.04       $ 3.21      $(0.31)      $(1.23)        $(1.54)
10/31/05        17.26     0.30(4)        2.59         2.89       (0.08)       (0.60)         (0.68)
10/31/04        15.50     0.08(4)        1.78         1.86       (0.06)       (0.04)         (0.10)
10/31/03        12.51     0.06(4)        2.97         3.03       (0.04)          --          (0.04)
10/31/02        13.59     0.04(4)       (0.60)       (0.56)      (0.02)       (0.50)         (0.52)

                                                      RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES    RATIO OF
                                               TO AVERAGE  TO AVERAGE      NET
               NET                             NET ASSETS  NET ASSETS  INVESTMENT
              ASSET                              BEFORE       AFTER      INCOME/
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-  (LOSS) TO   PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06     $20.86    17.12%      $215,201      1.09%       1.09%       0.53%        22%
10/31/05      19.23    16.75         93,180      1.12        1.12        1.32         28
10/31/04      17.06    11.57         59,491      1.14        1.14        0.12         23
10/31/03      15.34    23.81         38,676      1.16        1.16        0.07         28
10/31/02      12.39    (4.86)        28,248      1.25        1.25       (0.10)        27

CLASS B SHARES
Year Ended:
10/31/06     $19.66    15.95%      $ 30,663      2.07%       2.07%      (0.45)%       22%
10/31/05      18.23    15.63         24,218      2.11        2.11        0.33         28
10/31/04      16.33    10.54         19,958      2.12        2.12       (0.86)        23
10/31/03      14.82    22.50         17,405      2.24        2.24       (1.01)        28
10/31/02      12.09    (5.79)        13,229      2.26        2.26       (1.11)        27

CLASS C SHARES
Year Ended:
10/31/06     $19.66    16.09%      $  8,051      1.95%       1.95%      (0.33)%       22%
10/31/05      18.28    15.73          4,303      1.99        1.99        0.45         28
10/31/04      16.36    10.60          1,769      2.04        2.04       (0.79)        23
10/31/03      14.83    22.56            550      2.15        2.15       (0.92)        28
10/31/02(3)   12.10   (11.03)            55      2.24(6)     2.24(6)    (1.09)(6)     27

CLASS I SHARES
Year Ended:
10/31/06     $21.14    17.41%      $725,604      0.78%       0.78%       0.84%        22%
10/31/05      19.47    17.11        766,698      0.80        0.80        1.64         28
10/31/04      17.26    12.02        616,052      0.80        0.80        0.45         23
10/31/03      15.50    24.27        369,772      0.81        0.81        0.42         28
10/31/02      12.51    (4.44)       231,409      0.83        0.83        0.32         27

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Amount represents less than $0.01 per share.

(6)  Annualized.

Financial Highlights

SHORT TERM INCOME FUND

For a Fund share outstanding throughout each period.

                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $2.31       $0.08       $ 0.01       $ 0.09      $(0.08)        $--          $(0.08)
10/31/05        2.38        0.08        (0.07)        0.01       (0.08)         --           (0.08)
10/31/04        2.39        0.08        (0.01)        0.07       (0.08)         --           (0.08)
10/31/03        2.34        0.09         0.06         0.15       (0.10)         --           (0.10)
10/31/02        2.41        0.12        (0.07)        0.05       (0.12)         --           (0.12)

CLASS B SHARES
Year Ended:
10/31/06       $2.31       $0.07       $ 0.01       $ 0.08      $(0.07)        $--          $(0.07)
10/31/05        2.38        0.06        (0.07)       (0.01)      (0.06)         --           (0.06)
10/31/04        2.39        0.06        (0.01)        0.05       (0.06)         --           (0.06)
10/31/03        2.34        0.07         0.06         0.13       (0.08)         --           (0.08)
10/31/02        2.41        0.10        (0.07)        0.03       (0.10)         --           (0.10)

CLASS C SHARES
Year Ended:
10/31/06       $2.31       $0.07       $ 0.01       $ 0.08      $(0.07)        $--          $(0.07)
10/31/05        2.38        0.06        (0.07)       (0.01)      (0.06)         --           (0.06)
10/31/04        2.39        0.06        (0.01)        0.05       (0.06)         --           (0.06)
10/31/03        2.34        0.07         0.06         0.13       (0.08)         --           (0.08)
10/31/02(3)     2.37        0.07        (0.03)        0.04       (0.07)         --           (0.07)

CLASS I SHARES
Year Ended:
10/31/06       $2.31       $0.09       $ 0.01       $ 0.10      $(0.09)        $--          $(0.09)
10/31/05        2.38        0.09        (0.07)        0.02       (0.09)         --           (0.09)
10/31/04        2.39        0.08        (0.01)        0.07       (0.08)         --           (0.08)
10/31/03        2.34        0.09         0.06         0.15       (0.10)         --           (0.10)
10/31/02        2.41        0.13        (0.07)        0.06       (0.13)         --           (0.13)

                                                      RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06      $2.32    4.15%       $ 32,081       0.95%       0.95%       3.54%       14%
10/31/05       2.31    0.49          36,287       0.93        0.81        3.36        13
10/31/04       2.38    2.87          54,082       0.92        0.83        3.23        14
10/31/03       2.39    6.28          71,920       0.97        0.84        3.58        33
10/31/02       2.34    2.18          28,106       1.09        0.96        5.03        28

CLASS B SHARES
Year Ended:
10/31/06      $2.32    3.36%       $ 16,411       1.71%       1.71%       2.78%       14%
10/31/05       2.31   (0.26)         23,617       1.70        1.56        2.61        13
10/31/04       2.38    2.11          31,812       1.70        1.58        2.48        14
10/31/03       2.39    5.49          44,310       1.70        1.59        2.83        33
10/31/02       2.34    1.41          24,621       1.77        1.71        4.28        28

CLASS C SHARES
Year Ended:
10/31/06      $2.32    3.39%       $  6,980       1.68%       1.68%       2.81%       14%
10/31/05       2.31   (0.26)         13,477       1.65        1.56        2.61        13
10/31/04       2.38    2.10          18,970       1.66        1.58        2.48        14
10/31/03       2.39    5.48          17,843       1.65        1.59        2.83        33
10/31/02(3)    2.34    1.61           5,743       1.68(5)     1.68(5)     4.31(5)     28

CLASS I SHARES
Year Ended:
10/31/06      $2.32    4.57%       $181,910       0.55%       0.55%       3.94%       14%
10/31/05       2.31    0.74         195,607       0.56        0.56        3.61        13
10/31/04       2.38    3.13         168,947       0.58        0.58        3.48        14
10/31/03       2.39    6.55         129,443       0.59        0.59        3.83        33
10/31/02       2.34    2.53          89,210       0.61        0.61        5.38        28

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Annualized.

Financial Highlights

U.S. GOVERNMENT SECURITIES FUND

For a Fund share outstanding throughout each period.

                                     INCOME FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $10.53    $0.44         $ 0.04        $0.48      $(0.47)        $--          $(0.47)
10/31/05        10.88     0.41(4)       (0.30)        0.11       (0.46)         --           (0.46)
10/31/04        10.89     0.40(4)        0.05         0.45       (0.46)         --           (0.46)
10/31/03        11.19     0.40(4)       (0.19)        0.21       (0.51)         --           (0.51)
10/31/02        11.20     0.54           0.04         0.58       (0.59)         --           (0.59)

CLASS B SHARES
Year Ended:
10/31/06       $10.52    $0.37         $ 0.05        $0.42      $(0.40)        $--          $(0.40)
10/31/05        10.87     0.33(4)       (0.30)        0.03       (0.38)         --           (0.38)
10/31/04        10.88     0.32(4)        0.05         0.37       (0.38)         --           (0.38)
10/31/03        11.18     0.32(4)       (0.19)        0.13       (0.43)         --           (0.43)
10/31/02        11.19     0.46           0.04         0.50       (0.51)         --           (0.51)

CLASS C SHARES
Year Ended:
10/31/06       $10.51    $0.37         $ 0.05        $0.42      $(0.40)        $--          $(0.40)
10/31/05        10.86     0.33(4)       (0.30)        0.03       (0.38)         --           (0.38)
10/31/04        10.87     0.32(4)        0.05         0.37       (0.38)         --           (0.38)
10/31/03        11.18     0.32(4)       (0.20)        0.12       (0.43)         --           (0.43)
10/31/02(3)     11.00     0.33           0.18         0.51       (0.33)         --           (0.33)

CLASS I SHARES
Year Ended:
10/31/06       $10.53    $0.49         $ 0.05        $0.54      $(0.52)        $--          $(0.52)
10/31/05        10.88     0.45(4)       (0.30)        0.15       (0.50)         --           (0.50)
10/31/04        10.89     0.44(4)        0.05         0.49       (0.50)         --           (0.50)
10/31/03        11.19     0.44(4)       (0.19)        0.25       (0.55)         --           (0.55)
10/31/02        11.20     0.58           0.04         0.62       (0.63)         --           (0.63)

                                                      RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-  INCOME TO   PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06     $10.54    4.74%      $   98,110      0.91%       0.91%       4.25%       13%
10/31/05      10.53    1.02          120,615      0.92        0.92        3.84        34
10/31/04      10.88    4.26          134,896      0.93        0.93        3.64        30
10/31/03      10.89    1.94          176,859      0.93        0.93        3.59        62
10/31/02      11.19    5.37          196,222      0.96        0.96        4.91        48

CLASS B SHARES
Year Ended:
10/31/06     $10.54    4.06%      $   85,761      1.66%       1.66%       3.50%       13%
10/31/05      10.52    0.28          122,147      1.65        1.65        3.11        34
10/31/04      10.87    3.50          157,900      1.65        1.65        2.92        30
10/31/03      10.88    1.20          251,153      1.66        1.66        2.86        62
10/31/02      11.18    4.62          271,440      1.68        1.68        4.19        48

CLASS C SHARES
Year Ended:
10/31/06     $10.53    4.00%      $    7,964      1.63%       1.63%       3.53%       13%
10/31/05      10.51    0.29            6,775      1.64        1.64        3.12        34
10/31/04      10.86    3.53            6,279      1.64        1.64        2.93        30
10/31/03      10.87    1.12           13,354      1.64        1.64        2.88        62
10/31/02(3)   11.18    4.74           11,634      1.63(5)     1.63(5)     4.24(5)     48

CLASS I SHARES
Year Ended:
10/31/06     $10.55    5.25%      $1,521,330      0.52%       0.52%       4.64%       13%
10/31/05      10.53    1.41        1,642,617      0.54        0.54        4.22        34
10/31/04      10.88    4.65        1,260,104      0.55        0.55        4.02        30
10/31/03      10.89    2.32          658,676      0.57        0.57        3.95        62
10/31/02      11.19    5.77          365,912      0.58        0.58        5.29        48

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Annualized.

Financial Highlights

INCOME FUND

For a Fund share outstanding throughout each period.

                                     INCOME FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $9.05       $0.48       $ 0.05        $0.53      $(0.49)        $--          $(0.49)
10/31/05        9.46        0.45        (0.38)        0.07       (0.48)         --           (0.48)
10/31/04        9.35        0.46         0.15         0.61       (0.50)         --           (0.50)
10/31/03        9.02        0.51         0.38         0.89       (0.56)         --           (0.56)
10/31/02        9.32        0.60        (0.28)        0.32       (0.62)         --           (0.62)

CLASS B SHARES
Year Ended:
10/31/06       $9.08       $0.41       $ 0.05        $0.46      $(0.42)        $--          $(0.42)
10/31/05        9.49        0.38        (0.38)        0.00       (0.41)         --           (0.41)
10/31/04        9.37        0.39         0.16         0.55       (0.43)         --           (0.43)
10/31/03        9.04        0.44         0.38         0.82       (0.49)         --           (0.49)
10/31/02        9.35        0.54        (0.29)        0.25       (0.56)         --           (0.56)

CLASS C SHARES
Year Ended:
10/31/06       $9.08       $0.41       $ 0.05        $0.46      $(0.42)        $--          $(0.42)
10/31/05        9.49        0.38        (0.38)        0.00       (0.41)         --           (0.41)
10/31/04        9.37        0.39         0.16         0.55       (0.43)         --           (0.43)
10/31/03        9.04        0.45         0.38         0.83       (0.50)         --           (0.50)
10/31/02(3)     9.21        0.37        (0.17)        0.20       (0.37)         --           (0.37)

CLASS I SHARES
Year Ended:
10/31/06       $9.07       $0.51       $ 0.05        $0.56      $(0.52)        $--          $(0.52)
10/31/05        9.48        0.49        (0.38)        0.11       (0.52)         --           (0.52)
10/31/04        9.36        0.50         0.16         0.66       (0.54)         --           (0.54)
10/31/03        9.03        0.55         0.38         0.93       (0.60)         --           (0.60)
10/31/02        9.34        0.64        (0.29)        0.35       (0.66)         --           (0.66)

                                                      RATIOS TO AVERAGE
                                                NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-  INCOME TO   PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARES
Year Ended:
10/31/06      $9.09     6.02%      $143,590       0.89%       0.89%       5.27%       26%
10/31/05       9.05     0.75        147,521       0.91        0.91        4.83        20
10/31/04       9.46     6.68        147,695       0.92        0.92        4.90        24
10/31/03       9.35    10.10        153,654       0.94        0.94        5.42        33
10/31/02       9.02     3.63        130,512       0.97        0.97        6.61        20

CLASS B SHARES
Year Ended:
10/31/06      $9.12     5.23%      $ 99,751       1.65%       1.65%       4.51%       26%
10/31/05       9.08     0.02        128,067       1.65        1.65        4.09        20
10/31/04       9.49     6.03        152,065       1.65        1.65        4.17        24
10/31/03       9.37     9.31        194,396       1.65        1.65        4.71        33
10/31/02       9.04     2.79        142,186       1.68        1.68        5.90        20

CLASS C SHARES
Year Ended:
10/31/06      $9.12     5.23%      $ 10,412       1.64%       1.64%       4.52%       26%
10/31/05       9.08     0.01         10,761       1.66        1.66        4.08        20
10/31/04       9.49     6.02         11,580       1.65        1.65        4.17        24
10/31/03       9.37     9.33         15,274       1.63        1.63        4.73        33
10/31/02(3)    9.04     2.25          7,710       1.62(5)     1.62(5)     5.96(5)     20

CLASS I SHARES
Year Ended:
10/31/06      $9.11     6.41%      $963,326       0.52%       0.52%       5.64%       26%
10/31/05       9.07     1.13        903,915       0.54        0.54        5.20        20
10/31/04       9.48     7.18        834,726       0.55        0.55        5.27        24
10/31/03       9.36    10.51        679,139       0.56        0.56        5.80        33
10/31/02       9.03     3.94        487,376       0.56        0.56        7.02        20

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Annualized.

Financial Highlights

HIGH YIELD FUND

For a Fund share outstanding throughout each period.

                                 INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Year Ended:
10/31/06       $8.23     $0.61        $ 0.55        $ 1.16      $(0.60)        $--          $(0.60)
10/31/05        8.28      0.56         (0.03)         0.53       (0.58)         --           (0.58)
10/31/04        7.88      0.58          0.43          1.01       (0.61)         --           (0.61)
10/31/03        6.63      0.61(4)       1.31          1.92       (0.67)         --           (0.67)
10/31/02        7.44      0.71         (0.72)        (0.01)      (0.80)         --           (0.80)

CLASS B SHARES
Year Ended:
10/31/06       $8.27     $0.55        $ 0.55        $ 1.10      $(0.54)        $--          $(0.54)
10/31/05        8.32      0.50         (0.03)         0.47       (0.52)         --           (0.52)
10/31/04        7.91      0.52          0.44          0.96       (0.55)         --           (0.55)
10/31/03        6.66      0.56(4)       1.31          1.87       (0.62)         --           (0.62)
10/31/02        7.47      0.66         (0.72)        (0.06)      (0.75)         --           (0.75)

CLASS C SHARES
Year Ended:
10/31/06       $8.27     $0.55        $ 0.55        $ 1.10      $(0.54)        $--          $(0.54)
10/31/05        8.32      0.50         (0.03)         0.47       (0.52)         --           (0.52)
10/31/04        7.91      0.52          0.44          0.96       (0.55)         --           (0.55)
10/31/03        6.67      0.56(4)       1.30          1.86       (0.62)         --           (0.62)
10/31/02(3)     7.55      0.46         (0.86)        (0.40)      (0.48)         --           (0.48)

CLASS I SHARES
Year Ended:
10/31/06       $8.22     $0.64        $ 0.55        $ 1.19      $(0.63)        $--          $(0.63)
10/31/05        8.27      0.58         (0.03)         0.55       (0.60)         --           (0.60)
10/31/04        7.86      0.60          0.44          1.04       (0.63)         --           (0.63)
10/31/03        6.62      0.63(4)       1.30          1.93       (0.69)         --           (0.69)
10/31/02        7.43      0.73         (0.72)         0.01       (0.82)         --           (0.82)

                                                           RATIOS TO AVERAGE
                                                       NET ASSETS/SUPPLEMENTAL DATA
                                ------------------------------------------------------------
                                                RATIO OF    RATIO OF
                                                EXPENSES    EXPENSES
                                               TO AVERAGE  TO AVERAGE   RATIO OF
               NET                             NET ASSETS  NET ASSETS      NET
              ASSET                              BEFORE       AFTER    INVESTMENT
              VALUE               NET ASSETS   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
             END OF    TOTAL    END OF PERIOD    MENTS/      MENTS/      AVERAGE    TURNOVER
             PERIOD  RETURN(1)    (IN 000S)      WAIVERS   WAIVERS(2)  NET ASSETS     RATE
             ------  ---------  -------------  ----------  ----------  ----------  ---------
CLASS A SHARE
Year Ended:
10/31/06      $8.79    14.63%     $ 422,747      0.90%       0.90%       7.31%        85%
10/31/05       8.23     6.56        111,164      0.92        0.92        6.76         94
10/31/04       8.28    13.23         85,190      0.93        0.93        7.11         82
10/31/03       7.88    30.13         48,618      0.97        0.97        8.24         61
10/31/02       6.63    (0.48)        13,563      1.03        1.03        9.72         60

CLASS B SHARE
Year Ended:
10/31/06      $8.83    13.72%     $  83,143      1.66%       1.66%       6.55%        85%
10/31/05       8.27     5.75         73,667      1.68        1.68        6.00         94
10/31/04       8.32    12.50         80,036      1.69        1.69        6.35         82
10/31/03       7.91    29.08         83,665      1.73        1.73        7.48         61
10/31/02       6.66    (1.17)        44,004      1.78        1.78        8.97         60

CLASS C SHARE
Year Ended:
10/31/06      $8.83    13.74%     $  76,883      1.65%       1.65%       6.56%        85%
10/31/05       8.27     5.77         38,475      1.66        1.66        6.02         94
10/31/04       8.32    12.51         33,318      1.68        1.68        6.36         82
10/31/03       7.91    29.08         24,540      1.71        1.71        7.50         61
10/31/02(3)    6.67    (5.66)         2,556      1.78(5)     1.78(5)     8.97(5)      60

CLASS I SHARE
Year Ended:
10/31/06      $8.78    15.01%     $ 570,861      0.57%       0.57%       7.64%        85%
10/31/05       8.22     6.91        588,409      0.59        0.59        7.09         94
10/31/04       8.27    13.75        526,095      0.61        0.61        7.43         82
10/31/03       7.86    30.44        424,781      0.64        0.64        8.57         61
10/31/02       6.62    (0.15)       244,937      0.68        0.68       10.07         60

(1) Total return is not anualized for periods of less than year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Annualized.





                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
BOND & MORTGAGE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.62     $ 10.90     $ 10.70      $ 10.63     $ 10.71
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.51        0.44        0.40         0.38        0.50
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.28)        0.20         0.11      (0.02)
                          Total From Investment Operations         0.54        0.16        0.60         0.49        0.48
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.49)      (0.43)      (0.40)       (0.42)      (0.50)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)
                         Total Dividends and Distributions       (0.49)      (0.44)      (0.40)       (0.42)      (0.56)
Net Asset Value, End of Period                                  $ 10.67     $ 10.62     $ 10.90      $ 10.70     $ 10.63
Total Return..............................................        5.27%       1.45%       5.74%        4.63%       4.76%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $1,397,636    $771,847    $373,880     $165,504     $42,163
     Ratio of Expenses to Average Net Assets..............        0.56%       0.77%       0.59%        0.55%       0.55%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.53%       0.55%       0.55%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.85%       4.07%       3.71%        3.51%       4.72%
     Portfolio Turnover Rate..............................       274.5% 202.1%(  c)      150.5%        91.0%       46.7%


                                                                   2006        2005        2004 2003(     d)
                                                                   ----        ----        ---- ----
DISCIPLINED LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.37     $ 12.95     $ 12.12      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.19        0.18        0.11         0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.88        1.37        1.10         2.02
                          Total From Investment Operations         2.07        1.55        1.21         2.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.07)      (0.11)           -
     Distributions from Realized Gains....................       (0.20)      (0.06)      (0.27)           -
                         Total Dividends and Distributions       (0.33)      (0.13)      (0.38)           -
Net Asset Value, End of Period                                  $ 16.11     $ 14.37     $ 12.95      $ 12.12
Total Return..............................................       14.61%      12.07%      10.22%  21.20%(  e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $974,790    $523,512    $247,979      $11,910
     Ratio of Expenses to Average Net Assets..............        0.59%       0.60%       0.60% 0.60%(    f)
     Ratio of Net Investment Income to Average Net Assets.        1.27%       1.25%       0.89%     1.02%(f)
     Portfolio Turnover Rate..............................        92.4% 86.7%(   g)      106.2%    109.2%(f)


(a)  Calculated based on average shares outstanding during the period.

(b) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(c) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

(d)  Period from December 30, 2002, date operations  commenced,  through October
     31, 2003.

(e)  Total return amounts have not been annualized.

(f)  Computed on an  annualized  basis.

(g) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.45      $ 9.32      $ 8.01       $ 6.52      $ 7.46
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.18        0.14        0.11         0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.28        2.25        1.26         1.50      (0.88)
                          Total From Investment Operations         3.46        2.39        1.37         1.56      (0.86)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.05)      (0.06)       (0.07)      (0.08)
     Distributions from Realized Gains....................       (0.46)      (0.21)          -            -           -
                         Total Dividends and Distributions       (0.55)      (0.26)      (0.06)       (0.07)      (0.08)
Net Asset Value, End of Period                                  $ 14.36     $ 11.45      $ 9.32       $ 8.01      $ 6.52
Total Return..............................................       31.29%      26.07%      17.24%       24.09%    (11.60)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $44,939     $31,357     $15,831       $8,611     $20,504
     Ratio of Expenses to Average Net Assets..............        0.90%       0.90%       0.89%        0.90%       0.90%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 0.90%(   b)     0.90%(b)    0.90%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.35%       1.37%       1.23%        0.91%       1.15%
     Portfolio Turnover Rate..............................       107.5% 202.7%(  c) 160.2%(  d) 162.2%(   e)       71.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.10     $ 10.37     $ 10.35      $ 10.60     $ 10.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.45        0.39        0.37         0.36        0.50
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.27)        0.08       (0.18)        0.09
                          Total From Investment Operations         0.48        0.12        0.45         0.18        0.59
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.46)      (0.39)      (0.43)       (0.43)      (0.54)
                         Total Dividends and Distributions       (0.46)      (0.39)      (0.43)       (0.43)      (0.54)
Net Asset Value, End of Period                                  $ 10.12     $ 10.10     $ 10.37      $ 10.35     $ 10.60
Total Return..............................................        4.84%       1.14%       4.47%        1.70%       5.86%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $10         $10         $10          $10     $20,777
     Ratio of Expenses to Average Net Assets..............        0.52%       0.41%       0.40%        0.40%       0.40%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............        0.40%       0.40%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.48%       3.84%       3.52%        3.45%       5.06%
     Portfolio Turnover Rate..............................       271.5% 542.3%(  g)       95.2%       219.5%       49.9%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c)  Portfolio turnover rate excludes  approximately  $279,644,000 of securities from the  acquisition of Principal  International  Fund, Inc. and Principal
     International   SmallCap  Fund,   Inc.  and   $19,133,000   from  portfolio
     realignment.

(d) Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.

(e)  Portfolio  turnover  rate excludes  approximately  $8,876,000 of securities
     from  the   acquisitions   of  European  Fund,   Pacific  Basin  Fund,  and
     International SmallCap Fund and $5,654,000 from portfolio realignment.

(f) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(g) Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Fund Income, Inc.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.66     $ 10.71     $ 10.64      $ 10.62     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.50        0.41        0.38         0.46        0.54
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.26)        0.16         0.02        0.02
                          Total From Investment Operations         0.53        0.15        0.54         0.48        0.56
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.32)      (0.14)      (0.39)       (0.46)      (0.54)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)
                         Total Dividends and Distributions       (0.33)      (0.20)      (0.47)       (0.46)      (0.63)
Net Asset Value, End of Period                                  $ 10.86     $ 10.66     $ 10.71      $ 10.64     $ 10.62
Total Return..............................................        5.12%       1.46%       5.23%        4.62%       5.56%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,377      $2,494         $10          $10         $10
     Ratio of Expenses to Average Net Assets..............        0.65%       0.72%       0.43%        0.40%       0.40%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.40%       0.40%       0.40%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.76%       3.90%       3.56%        4.32%       5.22%
     Portfolio Turnover Rate..............................       268.6% 177.4%(  c)      152.5%        71.3%       60.8%


                                                                   2006 2005(    d)
                                                                   ---- ----
HIGH YIELD FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.24     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.73        0.54
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.09      (0.30)
                          Total From Investment Operations         0.82        0.24
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.45)          -
                         Total Dividends and Distributions       (0.45)          -
Net Asset Value, End of Period                                  $ 10.61     $ 10.24
Total Return..............................................        8.27%  2.40%(  e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $95,691     $71,355
     Ratio of Expenses to Average Net Assets..............        0.65% 0.65%(   f)
     Ratio of Net Investment Income to Average Net Assets.        7.13%    6.29%(f)
     Portfolio Turnover Rate..............................       104.3%    93.2%(f)


(a)  Calculated  based on average  shares  outstanding  during the  period.

(b) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(c) Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.

(d)  Period from December 29, 2004, date operations  commenced,  through October
     31, 2005.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.





                                                                   2006 2005(    a)
                                                                   ---- ----
INFLATION PROTECTION FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.81     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.50        0.45
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.23)      (0.30)
                          Total From Investment Operations         0.27        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.50)      (0.34)
     Distributions from Realized Gains....................       (0.01)          -
                         Total Dividends and Distributions       (0.51)      (0.34)
Net Asset Value, End of Period                                   $ 9.57      $ 9.81
Total Return..............................................        2.77%  1.49%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $110,930     $70,984
     Ratio of Expenses to Average Net Assets..............        1.53% 1.36%(   d)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............        0.40%    0.40%(d)
     Ratio of Net Investment Income to Average Net Assets.        5.22%    5.32%(d)
     Portfolio Turnover Rate..............................        51.4%    45.5%(d)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 19.46     $ 15.16     $ 13.06       $ 8.72      $ 8.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.24        0.28        0.16         0.03        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.09        5.18        2.10         4.31        0.42
                          Total From Investment Operations         7.33        5.46        2.26         4.34        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)          -       (0.16)           -       (0.10)
     Distributions from Realized Gains....................       (1.93)      (1.16)          -            -           -
                         Total Dividends and Distributions       (2.10)      (1.16)      (0.16)           -       (0.10)
Net Asset Value, End of Period                                  $ 24.69     $ 19.46     $ 15.16      $ 13.06      $ 8.72
Total Return..............................................       40.45%      37.88%      17.46%       49.77%       6.03%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $65,405      $1,507         $15          $13      $2,517
     Ratio of Expenses to Average Net Assets..............        1.34%       1.35%       1.34%        1.35%       1.35%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.35%(   f)     1.35%(f)          -%
     Ratio of Net Investment Income to Average Net Assets.        1.01%       1.47%       1.16%        0.34%       0.73%
     Portfolio Turnover Rate..............................       134.0% 181.2%(  g)      146.9%       144.7%      151.0%


(a)  Period from December 29, 2004, date operations  commenced,  through October
     31, 2005.

(b)  Calculated based on average shares  outstanding during the period.

(c)  Total return amounts have not been annualized.

(d)  Computed on an  annualized  basis.

(e) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.44     $ 10.07      $ 8.38       $ 6.63      $ 7.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.12        0.14        0.13         0.10      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.84        2.20        1.66         1.65      (0.86)
                          Total From Investment Operations         2.96        2.34        1.79         1.75      (0.87)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.10)      (0.10)           -       (0.08)
     Distributions from Realized Gains....................       (0.99)      (0.87)          -            -           -
                         Total Dividends and Distributions       (1.10)      (0.97)      (0.10)           -       (0.08)
Net Asset Value, End of Period                                  $ 13.30     $ 11.44     $ 10.07       $ 8.38      $ 6.63
Total Return..............................................       27.80%      24.71%      21.54%       26.40%    (11.58)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $1,129,504    $644,994    $354,090     $208,785    $117,442
     Ratio of Expenses to Average Net Assets..............        0.99%       1.00%       1.00%        1.00%       0.99%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%          -% 1.00%(    b)    1.00%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.99%       1.33%       1.42%        1.37%       0.93%
     Portfolio Turnover Rate..............................       134.7%      139.5%      156.2%       135.3%       96.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 7.09      $ 6.09      $ 5.86       $ 5.09      $ 6.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.05        0.04        0.02         0.02      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        1.00        0.22         0.75      (1.05)
                          Total From Investment Operations         0.75        1.04        0.24         0.77      (1.08)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.04)      (0.01)           -           -
                         Total Dividends and Distributions       (0.01)      (0.04)      (0.01)           -           -
Net Asset Value, End of Period                                   $ 7.83      $ 7.09      $ 6.09       $ 5.86      $ 5.09
Total Return..............................................       10.57%      17.05%       4.05%       15.22%    (17.50)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $487,805    $278,730    $121,840      $60,790     $23,787
     Ratio of Expenses to Average Net Assets..............        0.54%       0.55%       0.55%        0.55%       0.55%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.55%(b)     0.55%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.65%       0.63%       0.34%        0.38%       0.34%
     Portfolio Turnover Rate..............................        93.5% 169.0%(  c)       59.8% 59.2%(    d)       29.6%



(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

(d) Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP S&P 500 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.67      $ 8.67      $ 8.04       $ 6.76      $ 8.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.16        0.13        0.13         0.12        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.23        0.59        0.60         1.24      (1.35)
                          Total From Investment Operations         1.39        0.72        0.73         1.36      (1.24)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.13)      (0.10)       (0.08)      (0.09)
     Distributions from Realized Gains....................       (0.04)      (0.59)          -            -           -
                         Total Dividends and Distributions       (0.18)      (0.72)      (0.10)       (0.08)      (0.09)
Net Asset Value, End of Period                                   $ 9.88      $ 8.67      $ 8.67       $ 8.04      $ 6.76
Total Return..............................................       16.22%       8.48%       9.10%       20.35%    (15.54)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $30,128      $4,270         $10     $114,300          $7
     Ratio of Expenses to Average Net Assets..............        0.15%       0.15%       0.15%        0.15%       0.15%
     Ratio of Net Investment Income to Average Net Assets.        1.74%       1.65%       1.55%        1.54%       1.44%
     Portfolio Turnover Rate..............................         3.7% 11.5%(   b)       67.3%         1.1%       67.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.36     $ 10.67      $ 9.82       $ 8.27      $ 9.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.23        0.20        0.16         0.14        0.13
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.98        1.00        0.81         1.50      (0.90)
                          Total From Investment Operations         2.21        1.20        0.97         1.64      (0.77)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.13)      (0.12)       (0.09)      (0.10)
     Distributions from Realized Gains....................       (0.29)      (0.38)          -            -           -
                         Total Dividends and Distributions       (0.44)      (0.51)      (0.12)       (0.09)      (0.10)
Net Asset Value, End of Period                                  $ 13.13     $ 11.36     $ 10.67       $ 9.82      $ 8.27
Total Return..............................................       19.99%      11.54%       9.97%       19.97%     (8.54)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $354,854    $197,923     $97,881      $59,663     $27,086
     Ratio of Expenses to Average Net Assets..............        0.45%       0.45%       0.44%        0.45%       0.45%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 0.45%(   c)     0.45%(c)    0.45%(c)
     Ratio of Net Investment Income to Average Net Assets.        1.91%       1.77%       1.51%        1.59%       1.58%
     Portfolio Turnover Rate..............................        92.8% 181.1%(  d)      228.4%       179.1%      128.9%


(a)  Calculated  based on average  shares  outstanding  during the  period.

(b) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

(c)  Expense ratio without commission rebates.

(d) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.79     $ 12.90     $ 11.28       $ 9.01      $ 9.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.09        0.15        0.02         0.01        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.83        1.64        1.76         2.35      (0.28)
                          Total From Investment Operations         1.92        1.79        1.78         2.36      (0.20)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.03)      (0.11)       (0.04)      (0.08)
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -
     Tax Return of Capital Distribution...................           -           -           -        (0.05)          -
                         Total Dividends and Distributions       (0.79)      (0.90)      (0.16)       (0.09)      (0.08)
Net Asset Value, End of Period                                  $ 14.92     $ 13.79     $ 12.90      $ 11.28      $ 9.01
Total Return..............................................       14.43%      14.42%      15.89%       26.42%     (2.23)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $13         $12         $11         $697          $9
     Ratio of Expenses to Average Net Assets..............        0.64%       0.65%       0.64%        0.65%       0.65%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 0.65%(   b)     0.65%(b)    0.65%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.65%       1.15%       1.71%        0.69%       0.86%
     Portfolio Turnover Rate..............................        43.4% 133.8%(  c) 60.8%(   d) 35.3%(    e)       62.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 6.24      $ 5.37      $ 5.21       $ 4.00      $ 5.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.01)      (0.01)      (0.01)       (0.02)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.45        0.88        0.17         1.23      (1.71)
                          Total From Investment Operations         0.44        0.87        0.16         1.21      (1.72)
Less Dividends and Distributions:
Net Asset Value, End of Period                                   $ 6.68      $ 6.24      $ 5.37       $ 5.21      $ 4.00
Total Return..............................................        7.05%      16.20%       3.07%       30.25%    (30.07)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,945         $11      $5,937       $5,861          $5
     Ratio of Expenses to Average Net Assets..............        0.65%       0.65%       0.65%        0.65%       0.65%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.65%(b)     0.65%(b)    0.65%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.18)%     (0.18)%     (0.13)%      (0.39)%     (0.28)%
     Portfolio Turnover Rate..............................       146.1%      233.8%      324.2%       290.7%      276.9%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(d) Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.

(e) Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP S&P 400 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.54     $ 11.90     $ 10.95       $ 8.48      $ 9.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.17        0.14        0.12         0.09        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.57        1.88        1.05         2.45      (0.58)
                          Total From Investment Operations         1.74        2.02        1.17         2.54      (0.49)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.05)      (0.10)       (0.07)      (0.09)
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)
                         Total Dividends and Distributions       (0.69)      (0.38)      (0.22)       (0.07)      (0.16)
Net Asset Value, End of Period                                  $ 14.59     $ 13.54     $ 11.90      $ 10.95      $ 8.48
Total Return..............................................       13.27%      17.25%      10.74%       30.23%     (5.61)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $12,591      $1,305         $12          $11          $8
     Ratio of Expenses to Average Net Assets..............        0.15%       0.15%       0.15%        0.15%       0.15%
     Ratio of Net Investment Income to Average Net Assets.        1.22%       1.05%       1.01%        1.03%       0.95%
     Portfolio Turnover Rate..............................        31.7%       52.1%       55.9%        41.4%       48.5%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.79     $ 12.92     $ 11.77       $ 9.73      $ 9.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.20        0.19        0.13         0.08        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.03        2.53        1.15         2.07        0.04
                          Total From Investment Operations         2.23        2.72        1.28         2.15        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.03)      (0.13)       (0.11)      (0.11)
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)
                         Total Dividends and Distributions       (2.23)      (0.85)      (0.13)       (0.11)      (0.38)
Net Asset Value, End of Period                                  $ 14.79     $ 14.79     $ 12.92      $ 11.77      $ 9.73
Total Return..............................................       16.83%  22.00%( b)      10.98%       22.33%       1.19%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,893      $5,054        $806          $92          $9
     Ratio of Expenses to Average Net Assets..............        0.65%       0.65%       0.59%        0.65%       0.64%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 0.67%(   c)     0.65%(c)    0.65%(c)
     Ratio of Net Investment Income to Average Net Assets.        1.40%       1.31%       1.03%        0.86%       1.08%
     Portfolio Turnover Rate..............................       102.8%      167.8%      225.4%       186.5%      172.2%


(a)  Calculated  based on average  shares  outstanding  during the  period.

(b)  During 2005, the Class  experienced a significant  withdrawal of monies. As the remaining  shareholders  held  relatively  small  positions,  the total return amounts expressed herein are greater than those that would have been experienced  without the withdrawal.  In addition,  the Class experienced a
     reimbursement   from  the  Manager  relating  to  a  prior  period  expense
     adjustment.The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.

(c)  Expense ratio without commission  rebates.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MONEY MARKET FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.03        0.01         0.01        0.02
                          Total From Investment Operations         0.04        0.03        0.01         0.01        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.03)      (0.01)       (0.01)      (0.02)
                         Total Dividends and Distributions       (0.04)      (0.03)      (0.01)       (0.01)      (0.02)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Total Return..............................................        4.55%       2.56%       0.85%        0.89%       1.64%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $26,403    $140,592     $56,277      $23,684      $1,522
     Ratio of Expenses to Average Net Assets..............        0.40%       0.40%       0.40%        0.40%       0.40%
     Ratio of Net Investment Income to Average Net Assets.        4.11%       2.67%       0.89%        0.78%       1.53%


                                                                   2006 2005(    b)
                                                                   ---- ----
PARTNERS GLOBAL EQUITY FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.25     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.12        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.86        0.18
                          Total From Investment Operations         1.98        0.25
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)          -
                         Total Dividends and Distributions       (0.07)          -
Net Asset Value, End of Period                                  $ 12.16     $ 10.25
Total Return..............................................       19.39%  2.50%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $20,145     $11,184
     Ratio of Expenses to Average Net Assets..............        0.95% 0.95%(   d)
     Ratio of Net Investment Income to Average Net Assets.        1.02%    1.10%(d)
     Portfolio Turnover Rate..............................        61.2%    37.1%(d)


(a)  Calculated based on average shares outstanding during the period.

(b)  Period from March 1, 2005, date operations  commenced,  through October 31,
     2005.

(c)  Total return amounts have not been annualized.

(d)  Computed on an annualized basis.




                                                                   2006        2005 2004(    a)
                                                                   ----        ---- ----
PARTNERS INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.74     $ 10.89     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.18        0.17        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.05        1.82        0.83
                          Total From Investment Operations         3.23        1.99        0.89
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.05)          -
     Distributions from Realized Gains....................       (0.41)      (0.09)          -
                         Total Dividends and Distributions       (0.51)      (0.14)          -
Net Asset Value, End of Period                                  $ 15.46     $ 12.74     $ 10.89
Total Return..............................................       26.22%      18.33%  8.90%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $874,559    $537,573    $193,488
     Ratio of Expenses to Average Net Assets..............        1.09%       1.10% 1.09%(   d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.10%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.        1.26%       1.31%    0.63%(d)
     Portfolio Turnover Rate..............................        66.1%       60.1%    78.8%(d)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.37     $ 10.14      $ 9.40       $ 8.17      $ 9.11
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.12        0.12        0.08         0.10        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.78        0.75         1.17      (0.93)
                          Total From Investment Operations         1.59        0.90        0.83         1.27      (0.87)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.10)      (0.09)       (0.04)      (0.07)
     Distributions from Realized Gains....................       (0.44)      (0.57)          -            -           -
                         Total Dividends and Distributions       (0.53)      (0.67)      (0.09)       (0.04)      (0.07)
Net Asset Value, End of Period                                  $ 11.43     $ 10.37     $ 10.14       $ 9.40      $ 8.17
Total Return..............................................       15.84%       9.03%       8.84%       15.68%     (9.66)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $627,235    $557,357    $464,035     $289,273    $138,527
     Ratio of Expenses to Average Net Assets..............        0.74%       0.75%       0.72%        0.74%       0.73%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.75%(e)     0.75%(e)    0.75%(e)
     Ratio of Net Investment Income to Average Net Assets.        1.11%       1.21%       0.85%        1.13%       1.23%
     Portfolio Turnover Rate..............................        52.1% 51.8%(   f)       93.9%        41.7%       71.9%


(a)  Period from December 29, 2003, date operations  commenced,  through October
     31, 2004.

(b)  Calculated based on average shares outstanding during the period.

(c)  Total  return  amounts  have  not  been  annualized.

(d)  Computed on an annualized basis.

(e)  Expense  ratio without  commission  rebates.

(f) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and
     $136,000 from portfolio realignment.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND I
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.38      $ 7.72      $ 7.13       $ 6.03      $ 7.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.06        0.13        0.08         0.08        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.16        0.63        0.59         1.09      (1.51)
                          Total From Investment Operations         1.22        0.76        0.67         1.17      (1.44)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.06)      (0.08)       (0.07)      (0.08)
     Distributions from Realized Gains....................       (0.03)      (0.04)          -            -           -
                         Total Dividends and Distributions       (0.12)      (0.10)      (0.08)       (0.07)      (0.08)
Net Asset Value, End of Period                                   $ 9.48      $ 8.38      $ 7.72       $ 7.13      $ 6.03
Total Return..............................................       14.67%       9.86%       9.42%       19.52%    (19.29)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $95,233          $9          $9           $8          $7
     Ratio of Expenses to Average Net Assets..............        0.45%       0.45%       0.45%        0.44%       0.45%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 0.45%(   b)     0.45%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.65%       1.58%       1.10%        1.21%       1.05%
     Portfolio Turnover Rate..............................        65.1% 148.8%(  c)       76.5%        82.9%       89.4%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and
     $268,000 from portfolio realignment.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.11      $ 7.28      $ 7.00       $ 6.09      $ 7.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.04        0.02         0.02          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.52        0.83        0.28         0.90      (1.41)
                          Total From Investment Operations         0.56        0.87        0.30         0.92      (1.41)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)      (0.02)       (0.01)          -
     Distributions from Realized Gains....................       (0.31)          -           -            -           -
                         Total Dividends and Distributions       (0.31)      (0.04)      (0.02)       (0.01)          -
Net Asset Value, End of Period                                   $ 8.36      $ 8.11      $ 7.28       $ 7.00      $ 6.09
Total Return..............................................        6.86%      11.98%       4.28%       15.14%    (18.80)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $926,591    $775,660    $625,707     $513,520    $289,691
     Ratio of Expenses to Average Net Assets..............        0.74%       0.74%       0.68%        0.75%       0.75%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 0.75%(   b)     0.75%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.52%       0.48%       0.23%        0.39%       0.25%
     Portfolio Turnover Rate..............................        58.5% 66.5%(   c)      157.8%       130.9%      182.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.17      $ 7.76      $ 7.30       $ 6.19      $ 7.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.01        0.01      (0.01)           -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.91        0.56        0.47         1.11      (1.25)
                          Total From Investment Operations         0.92        0.57        0.46         1.11      (1.25)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.03)          -            -           -
     Distributions from Realized Gains....................       (0.09)      (0.13)          -            -           -
                         Total Dividends and Distributions       (0.10)      (0.16)          -            -           -
Net Asset Value, End of Period                                   $ 8.99      $ 8.17      $ 7.76       $ 7.30      $ 6.19
Total Return..............................................       11.30%       7.31%       6.30%       17.93%    (16.80)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $766,512    $715,195    $170,809      $56,784      $3,266
     Ratio of Expenses to Average Net Assets..............        0.99%       1.00%       1.00%        1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.        0.11%       0.12%     (0.10)%      (0.05)%     (0.07)%
     Portfolio Turnover Rate..............................       143.4%       95.2%      124.7%       193.9%      176.7%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.54     $ 12.67     $ 11.42       $ 9.39     $ 10.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.25        0.21        0.18         0.18        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.51        0.94        1.24         1.95      (1.07)
                          Total From Investment Operations         2.76        1.15        1.42         2.13      (0.96)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.18)      (0.17)       (0.10)      (0.06)
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)
                         Total Dividends and Distributions       (0.69)      (0.28)      (0.17)       (0.10)      (0.10)
Net Asset Value, End of Period                                  $ 15.61     $ 13.54     $ 12.67      $ 11.42      $ 9.39
Total Return..............................................       21.18%       9.14%      12.56%       22.86%     (9.32)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $2,028,156  $1,397,435  $1,170,226     $964,633    $441,889
     Ratio of Expenses to Average Net Assets..............        0.77%       0.78%       0.78%        0.77%       0.80%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 0.80%(   b)     0.80%(b)    0.80%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.73%       1.58%       1.50%        1.79%       1.59%
     Portfolio Turnover Rate..............................        20.7% 28.1%(   c)       26.4%        16.2%        7.8%


                                                                   2006        2005 2004(    d)
                                                                   ----        ---- ----
PARTNERS LARGECAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.80     $ 10.53     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.16        0.14        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.04        1.17        0.48
                          Total From Investment Operations         2.20        1.31        0.53
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.04)          -
     Distributions from Realized Gains....................       (0.13)          -           -
                         Total Dividends and Distributions       (0.23)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.77     $ 11.80     $ 10.53
Total Return..............................................       18.85%      12.49%  5.30%(  e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $563,868    $287,911      $5,225
     Ratio of Expenses to Average Net Assets..............        0.80%       0.80% 0.80%(   f)
     Ratio of Net Investment Income to Average Net Assets.        1.29%       1.26%    1.22%(f)
     Portfolio Turnover Rate..............................        41.3%       58.9%    32.7%(f)


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and
     $331,000 from portfolio realignment.

(d)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.




                                                                   2006 2005(    a)
                                                                   ---- ----
PARTNERS LARGECAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.14     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.18        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        0.02
                          Total From Investment Operations         1.80        0.14
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.23)          -
Net Asset Value, End of Period                                  $ 11.71     $ 10.14
Total Return..............................................       18.08%  1.40%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $242,210    $196,340
     Ratio of Expenses to Average Net Assets..............        0.85% 0.85%(   d)
     Ratio of Net Investment Income to Average Net Assets.        1.72%    1.46%(d)
     Portfolio Turnover Rate..............................        14.8%    19.8%(d)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.80      $ 7.45      $ 7.20       $ 5.10      $ 6.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.06)      (0.04)       (0.04)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.85        1.41        0.29         2.14      (1.16)
                          Total From Investment Operations         0.83        1.35        0.25         2.10      (1.21)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -           -            -           -
                         Total Dividends and Distributions       (0.07)          -           -            -           -
Net Asset Value, End of Period                                   $ 9.56      $ 8.80      $ 7.45       $ 7.20      $ 5.10
Total Return..............................................        9.41%      18.12%       3.47%       41.18%    (19.18)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $324,293    $275,439          $9           $8          $6
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.89%        0.99%       1.00%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.00%(   e)     1.00%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.22)%     (0.65)%     (0.60)%      (0.76)%     (0.78)%
     Portfolio Turnover Rate..............................       145.8% 185.7%(  f)      163.7%       163.3%      225.6%


(a)  Period from December 29, 2004, date operations  commenced,  through October
     31, 2005.

(b)  Calculated based on average shares outstanding during the period.

(c)  Total  return  amounts  have  not  been  annualized.

(d)  Computed on an annualized basis.

(e)  Expense  ratio without  commission  rebates.

(f) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and
     $23,000 from portfolio realignment.




                                                                   2006        2005 2004(    a)
                                                                   ----        ---- ----
PARTNERS MIDCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.90     $ 10.18     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.03)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        1.75        0.22
                          Total From Investment Operations         1.62        1.72        0.18
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -           -
                         Total Dividends and Distributions       (0.72)          -           -
Net Asset Value, End of Period                                  $ 12.80     $ 11.90     $ 10.18
Total Return..............................................       13.97%      16.90%  1.80%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $249,162    $250,351    $128,884
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00% 0.98%(   d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.00%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.        0.01%     (0.30)%  (0.49)%(d)
     Portfolio Turnover Rate..............................       133.4%       84.5%    91.1%(d)


                                                                   2006 2005(    f)
                                                                   ---- ----
PARTNERS MIDCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.16        0.83
                          Total From Investment Operations         1.14        0.80
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 11.90     $ 10.80
Total Return..............................................       10.60%    8.00%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $538,894    $445,559
     Ratio of Expenses to Average Net Assets..............        1.00%    1.00%(d)
     Ratio of Net Investment Income to Average Net Assets.      (0.14)%  (0.29)%(d)
     Portfolio Turnover Rate..............................       160.5%   126.4%(d)


(a)  Period from December 29, 2003, date operations  commenced,  through October
     31, 2004.

(b)  Calculated based on average shares outstanding during the period.

(c)  Total  return  amounts  have  not  been  annualized.

(d)  Computed on an annualized basis.

(e)  Expense ratio without commission rebates.

(f)  Period from December 29, 2004, date operations  commenced,  through October
     31, 2005.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 15.12     $ 13.92     $ 12.04       $ 9.34      $ 9.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.11        0.03        0.02         0.01      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.19        2.15        2.03         2.69      (0.04)
                          Total From Investment Operations         2.30        2.18        2.05         2.70      (0.06)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)          -       (0.01)           -       (0.01)
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -
     Tax Return of Capital Distribution...................           -           -           -            -       (0.02)
                         Total Dividends and Distributions       (1.37)      (0.98)      (0.17)           -       (0.03)
Net Asset Value, End of Period                                  $ 16.05     $ 15.12     $ 13.92      $ 12.04      $ 9.34
Total Return..............................................       16.01%      16.18%      17.15%       28.91%     (0.67)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $466,928    $390,104    $215,174      $78,679     $21,210
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.97%        0.98%       1.00%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.00%(   b)     1.00%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.73%       0.23%       0.19%        0.07%          -%
     Portfolio Turnover Rate..............................       151.4%       87.9%       49.9%        49.7%       80.0%


                                                                   2006        2005 2004(    c)
                                                                   ----        ---- ----
PARTNERS MIDCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.34     $ 11.46     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.09        0.06        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.96        2.00        1.41
                          Total From Investment Operations         2.05        2.06        1.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.05)          -
     Distributions from Realized Gains....................       (1.12)      (0.13)          -
                         Total Dividends and Distributions       (1.17)      (0.18)          -
Net Asset Value, End of Period                                  $ 14.22     $ 13.34     $ 11.46
Total Return..............................................       16.44%      18.16%  14.60%( d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $729,727    $515,611    $302,583
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00% 1.00%(   e)
     Ratio of Net Investment Income to Average Net Assets.        0.68%       0.49%    0.57%(e)
     Portfolio Turnover Rate..............................        52.4%       59.4%    66.0%(e)


(a) Calculated based on average shares outstanding during the period.

(b) Expense ratio without commission rebates.

(c)  Period from December 29, 2003, date operations  commenced,  through October
     31, 2004.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.




                                                                   2006        2005        2004 2003(     a)
                                                                   ----        ----        ---- ----
PARTNERS SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 16.54     $ 14.95     $ 13.62      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01          -         0.07           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        1.87        2.07         3.62
                          Total From Investment Operations         1.48        1.87        2.14         3.62
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.03)          -            -
     Distributions from Realized Gains....................       (1.15)      (0.25)      (0.81)           -
                         Total Dividends and Distributions       (1.16)      (0.28)      (0.81)           -
Net Asset Value, End of Period                                  $ 16.86     $ 16.54     $ 14.95      $ 13.62
Total Return..............................................        9.14%      12.59%      16.50%  36.20%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $220,551    $235,767    $159,678       $4,868
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.94% 0.97%(    d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.00%(   e) 1.00%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.        0.08%       0.01%       0.53%   (0.04)%(d)
     Portfolio Turnover Rate..............................       109.8%      110.2%      117.5%    111.5%(d)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.59      $ 7.78      $ 7.10       $ 5.12      $ 7.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.08)      (0.07)      (0.07)       (0.05)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.04        0.88        0.75         2.03      (2.19)
                          Total From Investment Operations         0.96        0.81        0.68         1.98      (2.23)
Net Asset Value, End of Period                                   $ 9.55      $ 8.59      $ 7.78       $ 7.10      $ 5.12
Total Return..............................................       11.18%      10.41%       9.58%       38.67%    (30.34)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $95,185    $122,265     $71,754      $60,637     $91,760
     Ratio of Expenses to Average Net Assets..............        1.10%       1.10%       1.10%        1.09%       1.10%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.10%(e)     1.10%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.82)%     (0.85)%     (0.92)%      (0.89)%     (0.90)%
     Portfolio Turnover Rate..............................       100.3%       91.5%       94.6%       333.6%      110.9%


(a)  Period from December 30, 2002, date operations  commenced,  through October
     31, 2003.

(b)  Calculated based on average shares outstanding during the period.

(c)  Total  return  amounts  have  not  been  annualized.

(d)  Computed on an annualized basis.

(e) Expense ratio without commission rebates.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.88      $ 8.08      $ 7.88       $ 5.72      $ 6.27
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.06)      (0.06)      (0.05)       (0.04)      (0.12)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.20        1.08        0.29         2.20      (0.43)
                          Total From Investment Operations         1.14        1.02        0.24         2.16      (0.55)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)      (0.22)      (0.04)           -           -
                         Total Dividends and Distributions       (0.48)      (0.22)      (0.04)           -           -
Net Asset Value, End of Period                                   $ 9.54      $ 8.88      $ 8.08       $ 7.88      $ 5.72
Total Return..............................................       13.13%      12.73%       3.11%       37.76%     (8.77)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $524,636    $387,864    $264,397     $162,128      $7,077
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.96%        0.95%       0.99%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.00%(   b)     1.00%(b)    1.00%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.62)%     (0.72)%     (0.66)%      (0.57)%     (0.70)%
     Portfolio Turnover Rate..............................        80.7% 53.4%(   c)       69.4%       115.9%      120.1%


                                                                   2006        2005 2004(    d)
                                                                   ----        ---- ----
PARTNERS SMALLCAP GROWTH FUND III
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.99      $ 9.62     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.07)      (0.09)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.33        1.46      (0.35)
                          Total From Investment Operations         2.26        1.37      (0.38)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -           -
                         Total Dividends and Distributions       (0.52)          -           -
Net Asset Value, End of Period                                  $ 12.73     $ 10.99      $ 9.62
Total Return..............................................       21.12%      14.24%  (3.80)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $233,207    $130,356      $4,770
     Ratio of Expenses to Average Net Assets..............        1.10%       1.10% 0.98%(   f)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.10%(b),(f)
     Ratio of Net Investment Income to Average Net Assets.      (0.59)%     (0.82)%  (0.68)%(f)
     Portfolio Turnover Rate..............................        88.3%       84.0%    51.3%(f)


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and
     $84,000 from portfolio realignment.

(d)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 17.22     $ 15.03     $ 13.21       $ 9.60     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............           -         0.02        0.01           -       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.24        2.17        1.81         3.70      (0.21)
                          Total From Investment Operations         2.24        2.19        1.82         3.70      (0.25)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 18.14     $ 17.22     $ 15.03      $ 13.21      $ 9.60
Total Return..............................................       13.65%      14.60%      13.79%       38.87%     (2.72)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $237,056    $287,753    $231,413     $174,262    $133,400
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.97%        1.00%       1.00%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.00%(   b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        0.00%       0.09%       0.07%      (0.04)%     (0.20)%
     Portfolio Turnover Rate..............................        36.2%       51.3%       26.3%        44.1%       27.9%


                                                                   2006        2005        2004 2003(     c)
                                                                   ----        ----        ---- ----
PARTNERS SMALLCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 17.37     $ 15.95     $ 13.99      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.10        0.09        0.05         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.90        2.26        2.57         3.91
                          Total From Investment Operations         3.00        2.35        2.62         3.99
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.03)      (0.06)           -
     Distributions from Realized Gains....................       (1.31)      (0.90)      (0.60)           -
                         Total Dividends and Distributions       (1.38)      (0.93)      (0.66)           -
Net Asset Value, End of Period                                  $ 18.99     $ 17.37     $ 15.95      $ 13.99
Total Return..............................................       18.31%      15.04%      19.39%  39.90%(  d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $357,882    $202,697    $104,765      $51,198
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       1.00% 1.00%(    e)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.00%(b) 1.00%(b),(e)
     Ratio of Net Investment Income to Average Net Assets.        0.57%       0.52%       0.32%     0.73%(e)
     Portfolio Turnover Rate..............................        60.4%       43.1%       46.7%     67.2%(e)

(a) Calculated based on average shares outstanding during the period.

(b) Expense ratio without commission rebates.

(c)  Period from December 30, 2002, date operations  commenced,  through October
     31, 2003.

(d)  Total return amounts have not been annualized.

(e) Computed on an annualized basis.





                                                                   2006        2005 2004(    a)
                                                                   ----        ---- ----
PARTNERS SMALLCAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.12     $ 10.35     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06          -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.36        1.81        0.35
                          Total From Investment Operations         2.42        1.81        0.35
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)          -
                         Total Dividends and Distributions       (0.56)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.98     $ 12.12     $ 10.35
Total Return..............................................       20.61%      17.55%  3.50%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $359,928    $293,375     $20,666
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00% 1.00%(   d)
     Ratio of Net Investment Income to Average Net Assets.        0.49%     (0.03)%       -%(d)
     Portfolio Turnover Rate..............................        40.4%       50.8%     4.8%(d)


                                                                   2006        2005        2004         2003 2002(    e)
                                                                   ----        ----        ----         ---- ----
PREFERRED SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.58     $ 11.34     $ 11.21      $ 10.30     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.61        0.62        0.65         0.61        0.24
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.09      (0.39)      (0.07)         0.40        0.06
                          Total From Investment Operations         0.70        0.23        0.58         1.01        0.30
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.55)      (0.99)      (0.45)       (0.10)          -
                         Total Dividends and Distributions       (0.55)      (0.99)      (0.45)       (0.10)          -
Net Asset Value, End of Period                                  $ 10.73     $ 10.58     $ 11.34      $ 11.21     $ 10.30
Total Return..............................................        6.88%       2.07%       5.32%        9.84%    3.00%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $580,507    $330,862    $202,386     $121,828     $12,849
     Ratio of Expenses to Average Net Assets..............        0.75%       0.75%       0.75%        0.75%    0.75%(d)
     Ratio of Net Investment Income to Average Net Assets.        5.77%       5.68%       5.83%        5.68%    7.04%(d)
     Portfolio Turnover Rate..............................        22.4%       17.8%       14.0%        31.1%    11.3%(d)


(a)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.

(b)  Calculated based on average shares outstanding during the period.

(c)  Total  return  amounts  have  not  been  annualized.

(d)  Computed on an annualized basis.

(e)  Period from May 1, 2002,  date  operations  commenced,  through October 31,
     2002.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2010 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.15     $ 11.61     $ 10.63       $ 9.40      $ 9.87
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.41        0.36        0.20         0.14        0.20
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.09        0.53        0.95         1.25      (0.51)
                          Total From Investment Operations         1.50        0.89        1.15         1.39      (0.31)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.30)      (0.25)      (0.17)       (0.16)      (0.16)
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -
                         Total Dividends and Distributions       (0.38)      (0.35)      (0.17)       (0.16)      (0.16)
Net Asset Value, End of Period                                  $ 13.27     $ 12.15     $ 11.61      $ 10.63      $ 9.40
Total Return..............................................       12.64%       7.78%      10.97%       15.00%     (3.25)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $668,274    $408,886    $226,885     $112,143     $35,188
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        3.24%       3.05%       1.80%        1.41%       2.84%
     Portfolio Turnover Rate..............................        16.6%       10.2%       34.3%        47.8%       17.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2020 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.32     $ 11.49     $ 10.55       $ 9.14      $ 9.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.36        0.31        0.18         0.12        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.85        0.95         1.42      (0.63)
                          Total From Investment Operations         1.83        1.16        1.13         1.54      (0.44)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.32)      (0.24)      (0.19)       (0.13)      (0.14)
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -
                         Total Dividends and Distributions       (0.42)      (0.33)      (0.19)       (0.13)      (0.14)
Net Asset Value, End of Period                                  $ 13.73     $ 12.32     $ 11.49      $ 10.55      $ 9.14
Total Return..............................................       15.23%      10.20%      10.85%       17.14%     (4.67)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $1,243,217    $668,863    $322,168     $145,767     $42,265
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        2.78%       2.59%       1.63%        1.25%       2.34%
     Portfolio Turnover Rate..............................         7.4%        5.5%       27.0%        41.1%       12.3%


(a)  Calculated based on average shares outstanding during the period.

(b) Does not include expenses of the investment companies in which the Fund invests.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2030 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.12     $ 11.17     $ 10.21       $ 8.77      $ 9.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.31        0.26        0.15         0.09        0.17
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        0.98        0.96         1.48      (0.79)
                          Total From Investment Operations         1.93        1.24        1.11         1.57      (0.62)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.31)      (0.21)      (0.15)       (0.13)      (0.14)
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -
                         Total Dividends and Distributions       (0.43)      (0.29)      (0.15)       (0.13)      (0.14)
Net Asset Value, End of Period                                  $ 13.62     $ 12.12     $ 11.17      $ 10.21      $ 8.77
Total Return..............................................       16.29%      11.29%      10.98%       18.16%     (6.63)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $1,017,369    $525,906    $282,813     $147,968     $31,841
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        2.46%       2.19%       1.42%        0.97%       1.91%
     Portfolio Turnover Rate..............................         9.4%        4.8%       30.7% 52.4%(    c)       19.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2040 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.24     $ 11.17     $ 10.22       $ 8.68      $ 9.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.28        0.21        0.12         0.07        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.71        1.13        0.98         1.56      (0.92)
                          Total From Investment Operations         1.99        1.34        1.10         1.63      (0.76)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.19)      (0.15)       (0.09)      (0.13)
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)
                         Total Dividends and Distributions       (0.40)      (0.27)      (0.15)       (0.09)      (0.14)
Net Asset Value, End of Period                                  $ 13.83     $ 12.24     $ 11.17      $ 10.22      $ 8.68
Total Return..............................................       16.60%      12.11%      10.84%       19.06%     (8.12)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $503,092    $243,275    $108,127      $47,706     $15,314
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        2.17%       1.73%       1.07%        0.78%       1.53%
     Portfolio Turnover Rate..............................        13.1%        7.1%       40.0%        46.0%       19.6%


(a)  Calculated based on average shares  outstanding during the period.

(b) Does not include expenses of the investment companies in which the Fund invests.

(c) Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2050 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.80     $ 10.66      $ 9.73       $ 8.14      $ 9.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.25        0.16        0.09         0.04        0.15
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.73        1.22        0.95         1.62      (1.09)
                          Total From Investment Operations         1.98        1.38        1.04         1.66      (0.94)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.17)      (0.11)       (0.07)      (0.14)
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -
                         Total Dividends and Distributions       (0.39)      (0.24)      (0.11)       (0.07)      (0.14)
Net Asset Value, End of Period                                  $ 13.39     $ 11.80     $ 10.66       $ 9.73      $ 8.14
Total Return..............................................       17.13%      13.07%      10.77%       20.54%    (10.45)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $266,710    $130,966     $58,284      $30,633      $6,045
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        1.95%       1.39%       0.90%        0.43%       1.19%
     Portfolio Turnover Rate..............................        15.9%        7.5%       44.9%        45.7%       25.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.03     $ 11.73     $ 10.77       $ 9.72     $ 10.03
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.47        0.41        0.22         0.16        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        0.26        0.94         1.04      (0.32)
                          Total From Investment Operations         1.16        0.67        1.16         1.20      (0.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.34)      (0.24)      (0.20)       (0.14)      (0.18)
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -
                         Total Dividends and Distributions       (0.46)      (0.37)      (0.20)       (0.15)      (0.18)
Net Asset Value, End of Period                                  $ 12.73     $ 12.03     $ 11.73      $ 10.77      $ 9.72
Total Return..............................................        9.90%       5.79%      10.92%       12.41%     (1.36)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $250,395    $182,132    $109,104      $51,310     $16,909
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        3.85%       3.44%       1.95%        1.50%       2.97%
     Portfolio Turnover Rate..............................        48.9%       43.8%       34.1%        43.9%       46.2%


(a)  Calculated based on average shares  outstanding during the period.

(b) Does not include expenses of the investment companies in which the Fund invests.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 20.41     $ 18.44     $ 14.56      $ 11.17     $ 10.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.28        0.42        0.41         0.54        0.45
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.78        3.18        4.01         3.20        0.63
                          Total From Investment Operations         8.06        3.60        4.42         3.74        1.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.58)      (0.40)       (0.35)      (0.41)
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -
                         Total Dividends and Distributions       (0.91)      (1.63)      (0.54)       (0.35)      (0.41)
Net Asset Value, End of Period                                  $ 27.56     $ 20.41     $ 18.44      $ 14.56     $ 11.17
Total Return..............................................       40.85%      20.41%      31.21%       34.31%      10.38%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $770,259    $405,696    $253,838      $97,960         $11
     Ratio of Expenses to Average Net Assets..............        0.84%       0.85%       0.85%        0.85%       0.85%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 0.85%(   b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        1.20%       2.19%       2.53%        4.08%       3.91%
     Portfolio Turnover Rate..............................        37.8% 26.7%(   c)       67.9%        35.4%       46.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SHORT-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.23     $ 10.38      $ 10.39     $ 10.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.45        0.35        0.30         0.39        0.47
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -       (0.23)      (0.09)       (0.02)      (0.04)
                          Total From Investment Operations         0.45        0.12        0.21         0.37        0.43
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.49)      (0.38)      (0.32)       (0.38)      (0.47)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)
                         Total Dividends and Distributions       (0.49)      (0.38)      (0.36)       (0.38)      (0.58)
Net Asset Value, End of Period                                   $ 9.93      $ 9.97     $ 10.23      $ 10.38     $ 10.39
Total Return..............................................        4.61%       1.16%       2.06%        3.62%       4.29%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $62,186     $12,276         $10          $10      $9,450
     Ratio of Expenses to Average Net Assets..............        0.60%       0.53%       0.40%        0.40%       0.40%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(d).............        0.40%       0.40%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.53%       3.57%       2.92%        3.73%       4.54%
     Portfolio Turnover Rate..............................        49.1% 110.8%(  e)       61.5%        72.3%      105.8%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c) Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

(d) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(e) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 15.97     $ 14.38     $ 13.21       $ 9.60     $ 10.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.08        0.05        0.07         0.05        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.34        2.39        1.13         3.56      (0.78)
                          Total From Investment Operations         2.42        2.44        1.20         3.61      (0.75)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -       (0.06)
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)
     Tax Return of Capital Distribution...................           -           -           -            -       (0.01)
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.09)
Net Asset Value, End of Period                                  $ 17.45     $ 15.97     $ 14.38      $ 13.21      $ 9.60
Total Return..............................................       15.66%      17.42%       9.09%       37.60%     (7.34)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $39,492     $31,109     $15,702       $9,318      $4,681
     Ratio of Expenses to Average Net Assets..............        0.75%       0.75%       0.75%        0.75%       0.74%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 0.75%(   b)     0.75%(b)    0.75%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.50%       0.34%       0.47%        0.48%       0.66%
     Portfolio Turnover Rate..............................       103.0% 137.4%(  c)       98.5%       113.2%      108.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.22      $ 7.79      $ 7.48       $ 4.91      $ 7.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.01)        0.01      (0.01)           -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.18        0.82        0.32         2.57      (2.08)
                          Total From Investment Operations         1.17        0.83        0.31         2.57      (2.08)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.50)      (0.40)          -            -       (0.36)
                         Total Dividends and Distributions       (0.50)      (0.40)          -            -       (0.36)
Net Asset Value, End of Period                                   $ 8.89      $ 8.22      $ 7.79       $ 7.48      $ 4.91
Total Return..............................................       14.60%      10.69%       4.14%       52.34%    (30.33)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,368      $1,502          $8           $8      $4,344
     Ratio of Expenses to Average Net Assets..............        0.75%       0.75%       0.73%        0.75%       0.75%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.75%(b)           -%    0.75%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.08)%       0.13%     (0.12)%      (0.08)%     (0.31)%
     Portfolio Turnover Rate..............................       109.9%      181.7%      194.9%       270.1%      255.3%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP S&P 600 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 16.50     $ 14.73     $ 12.70       $ 9.59     $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.15        0.14        0.13         0.08        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.44        2.05        1.95         3.07      (0.47)
                          Total From Investment Operations         2.59        2.19        2.08         3.15      (0.40)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.06)      (0.05)       (0.04)      (0.06)
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)
                         Total Dividends and Distributions       (0.51)      (0.42)      (0.05)       (0.04)      (0.20)
Net Asset Value, End of Period                                  $ 18.58     $ 16.50     $ 14.73      $ 12.70      $ 9.59
Total Return..............................................       15.95%      15.00%      16.41%       33.04%     (4.19)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $165,346     $99,202     $48,472      $18,585          $9
     Ratio of Expenses to Average Net Assets..............        0.15%       0.15%       0.15%        0.15%       0.15%
     Ratio of Net Investment Income to Average Net Assets.        0.87%       0.86%       0.94%        0.74%       0.66%
     Portfolio Turnover Rate..............................        56.2%       43.2%       54.5%        44.6%       61.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 17.54     $ 16.20     $ 14.68      $ 10.48     $ 10.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.14        0.11        0.04         0.07        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.01        2.63        1.95         4.20        0.39
                          Total From Investment Operations         3.15        2.74        1.99         4.27        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)          -           -        (0.07)      (0.10)
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)
                         Total Dividends and Distributions       (1.37)      (1.40)      (0.47)       (0.07)      (0.57)
Net Asset Value, End of Period                                  $ 19.32     $ 17.54     $ 16.20      $ 14.68     $ 10.48
Total Return..............................................       18.99%      17.61%      13.86%       40.94%       4.60%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $105,863     $46,908     $20,973      $10,493      $9,641
     Ratio of Expenses to Average Net Assets..............        0.75%       0.75%       0.75%        0.75%       0.74%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 0.75%(   b)     0.75%(b)    0.75%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.79%       0.64%       0.28%        0.62%       0.88%
     Portfolio Turnover Rate..............................        97.9%      133.7%      163.5%       221.7%      134.3%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without commission rebates.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
ULTRA SHORT BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.05     $ 10.00     $ 10.00      $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.50        0.25        0.26         0.32        0.42
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)        0.09      (0.11)           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -
                          Total From Investment Operations         0.49        0.34        0.26         0.32        0.42
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.48)      (0.29)      (0.26)       (0.32)      (0.42)
                         Total Dividends and Distributions       (0.48)      (0.29)      (0.26)       (0.32)      (0.42)
Net Asset Value, End of Period                                  $ 10.06     $ 10.05     $ 10.00      $ 10.00     $ 10.00
Total Return..............................................        4.98%  3.40%(  b)  2.66%(  c)        3.30%       4.27%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $192,510         $13      $1,968       $1,917      $1,856
     Ratio of Expenses to Average Net Assets..............        0.40%       0.40%       0.55%        0.60%       0.60%
     Ratio of Net Investment Income to Average Net Assets.        4.97%       2.52%       2.62%        3.24%       4.18%
     Portfolio Turnover Rate..............................        49.0%       54.9%      105.5%        20.7%       13.6%


(a)  Calculated  based on average  shares  outstanding  during the  period.

(b) During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

(c) In 2004, 1.02% of the total return consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Institutional shares would have been 1.64%.

APPENDIX A


SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated above as to each Fund in the Fund's description. Each of these risks is summarized below. The first four risks described below - credit and counterparty risk, liquidity risk, market risk, and management risk (except the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds) - apply to all the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under "Certain Investment Strategies and Related Risks" and in the Statement of Additional Information.


RISKS COMMON TO ALL OF THE FUNDS
--------------------------------

CREDIT AND COUNTERPARTY RISK
Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

LIQUIDITY RISK
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MARKET RISK
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

MANAGEMENT RISK
Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. If the advisor's or sub-advisor(s)' strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

ADDITIONAL RISKS APPLICABLE TO CERTAIN FUNDS
--------------------------------------------

ACTIVE TRADING RISK
A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund's brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

DERIVATIVES RISK
Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

EMERGING MARKET RISK
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

EQUITY SECURITIES RISK
Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

EURODOLLAR AND YANKEE OBLIGATIONS RISK
Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

EXCHANGE RATE RISK
Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

FIXED-INCOME SECURITIES RISK
Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.


Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.


FOREIGN SECURITIES RISK
Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

GEOGRAPHIC CONCENTRATION RISK
Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.

GROWTH STOCK RISK
Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

HIGH YIELD SECURITIES RISK
Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

INITIAL PUBLIC OFFERINGS ("IPOS") RISK
There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

INVESTMENT COMPANY SECURITIES RISK
Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

MARKET SEGMENT RISK
Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:
  . MidCap: A fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  . LargeCap: A fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
  . SmallCap: A fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

MID CAP STOCK RISK
Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

MUNICIPAL SECURITIES RISK
Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state's tax authority) to be taxable, in which event the value of such funds' investments would likely decline.

NON-DIVERSIFICATION RISK
A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect the fund's performance.

PORTFOLIO DURATION RISK
Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

PREPAYMENT RISK
Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

REAL ESTATE SECURITIES RISK
Real estate investment trusts ("REITs") or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting
from environmental problems.   Equity and mortgage REITs are dependent on
management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage
REITs:
  . may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  . may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  . are subject to cash flow dependency and defaults by borrowers; and . could fail to qualify for tax-free pass-through of income under the Internal
    Revenue Code.

SECTOR RISK
When a fund's investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

SMALL COMPANY RISK
Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

UNDERLYING FUND RISK

The LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios operate as funds of funds and invest principally in underlying funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expenses for that fund.

Principal is the Manager of the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.


The following table shows the percentage of the outstanding shares of underlying funds owned by the LifeTime Funds as of October 31, 2006.

                                         PRINCIPAL LIFETIME FUNDS
                                                                                         PRINCIPAL
                                  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  LIFETIME
                                  LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME   STRATEGIC
        UNDERLYING FUND             2010       2020       2030       2040       2050      INCOME     TOTAL
        ---------------           ---------  ---------  ---------  ---------  ---------  ---------   -----
 Bond & Mortgage Securities        16.87%     23.70%     13.86%      4.38%      1.11%      7.61%     67.54%
 Disciplined LargeCap Blend        10.16      27.92      25.91      12.99       6.55       1.96      85.49
 Inflation Protection               7.23                                                   4.32      11.55
 International Emerging Markets     2.21       5.82       5.67       2.45       1.12                 17.28
 International Growth               5.01      14.89      15.65       7.46       4.00       1.17      48.18
 Large Cap Growth                   4.66      11.72      11.69       6.35       3.12       0.99      38.53
 LargeCap Value                     4.38      11.09      11.32       6.21       2.92       0.94      36.85
 Partners International             1.55       3.26       3.18       1.68       0.81       0.27      10.75
 Partners LargeCap Blend I          3.30      10.50       8.72       4.39       2.17       0.76      29.84
 Partners LargeCap Growth I         1.13       2.17       2.42       1.46       0.66       0.20       8.05
 Partners LargeCap Growth II        3.54       9.07       9.05       4.97       2.36       0.68      29.68
 Partners LargeCap Value            2.08       5.03       5.06       2.71       1.38       0.44      16.69
 Partners LargeCap Value I          1.40       3.31       3.33       1.62       0.80                 10.45
 Partners MidCap Growth                        1.75       2.18       1.10       0.61                  5.64
 Partners MidCap Value I                       1.12       1.39       0.70       0.39                  3.60
 Partners SmallCap Growth I                               6.45       4.66       2.60                 13.71
 Partners SmallCap Growth III       2.36      13.51      13.60       7.71       4.14                 41.33
 Partners SmallCap Value I                                1.74       1.26       0.78                  3.78
 Preferred Securities              16.04      29.94      16.44       4.98       1.51       6.60      75.51
 Real Estate Securities             6.82      12.50       8.56       2.68       0.66       2.04      33.26
 SmallCap S&P 600 Index            10.03      11.45       9.11       5.08       2.22       2.22      40.11
 SmallCap Value                     2.66      14.16      14.47       8.18       4.41                 43.89
 Ultra Short Bond                  31.81                                                  30.57      62.38



The SAM Portfolios commenced operations on January 12, 2007, as successor portfolios for the WM Group of Funds ("WMA") SAM Portfolios. The predecessor portfolios invested in shares of funds that have been combined with various Funds of Principal Investors Fund ("PIF") as follows:

         WMA ACQUIRED FUNDS                 PIF ACQUIRING FUNDS
   Equity Income Fund                 Equity Income Fund I
   Growth Fund                        LargeCap Growth Fund
   Growth & Income Fund               Disciplined  LargeCap Blend Fund
   High Yield Fund                   High Yield Fund II
   Income Fund                        Income Fund
   International Growth Fund          Diversified International Fund
   Mid Cap Stock Fund                 MidCap Stock Fund
   Money Market Fund                 Money Market Fund
   REIT Fund                          Real Estate Securities Fund
   Short-Term Income Fund             Short-Term Income Fund
   Small Cap Growth Fund              SmallCap Growth Fund
   Small Cap Value Fund               SmallCap Value Fund
   U.S. Government Securities Fund    Mortgage Securities Fund
   West Coast Equity Fund             West Coast Equity Fund

The following table shows the percentage of the outstanding shares of the predecessor Underlying Funds owned by the predecessor Portfolios as of October 31, 2006.

                                            STRATEGIC ASSET MANAGEMENT PORTFOLIOS/(1)/
                           FLEXIBLE         CONSERVATIVE                          CONSERVATIVE         STRATEGIC
   UNDERLYING FUND          INCOME            BALANCED           BALANCED            GROWTH              GROWTH
   ---------------         --------         ------------         --------         ------------         ---------
 REIT Fund                   1.87%              2.85%             30.86%             33.33%              20.35%
 Equity Income Fund          1.05               1.56              15.06              16.28               10.55
 Growth & Income Fund        2.29               2.25              24.33              26.28               17.08
 West Coast Equity
 Fund                        0.59               1.33              14.44              15.36               10.65
 Mid Cap Stock Fund          2.53               2.25              24.25              25.50               19.09
 Growth Fund                 2.65               2.68              30.98              31.32               22.45
 Smal Cap Value Fund         3.17               2.58              31.01              34.95               22.92
 Small Cap Growth Fund       2.40               1.87              22.60              25.72               16.91
 International Growth
 Fund                                           2.85              31.54              31.83               22.33
 Short Term Income
 Fund                       42.88              15.20              18.55
 U.S. Government
 Securities Fund            15.77               9.88              46.79              16.36
 Income Fund                17.72               9.47              39.71              12.24
 High Yield Fund             4.97               3.25              18.66               8.43                8.25

///(1)/
 Each of the Strategic Asset Management Portfolios and each of the underlying funds in the table below began operations on January
 12, 2007. Each is a successor fund to a portfolio managed by WM Advisors prior to that date.
                                            STRATEGIC ASSET MANAGEMENT PORTFOLIOS/(1)/

   UNDERLYING FUND           TOTAL
   ---------------           -----
 REIT Fund                  89.26%
 Equity Income Fund         44.50
 Growth & Income Fund       72.23
 West Coast Equity          42.37
 Fund
 Mid Cap Stock Fund         73.62
 Growth Fund                90.08
 Smal Cap Value Fund        94.63
 Small Cap Growth Fund      69.50
 International Growth       88.55
 Fund
 Short Term Income          76.63
 Fund
 U.S. Government            88.80
 Securities Fund
 Income Fund                79.14
 High Yield Fund            43.56

///(1)/
 Each of the Strategic Asset Management Portfolios and each of the underlying funds in the table below began operations on January
 12, 2007. Each is a successor fund to a portfolio managed by WM Advisors prior to that date.



One or more of the SAM Portfolios intend to invest in the Diversified International, Disciplined LargeCap Blend, Equity Income I, LargeCap Growth, SmallCap Growth, and SmallCap Value Funds, and may acquire a significant percentage of the underlying funds' outstanding shares.


U.S. GOVERNMENT SECURITIES RISK
U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund's average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. GOVERNMENT SPONSORED SECURITIES RISK
A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

VALUE STOCK RISK
A fund's investments in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

APPENDIX B


DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance table included in the prospectus provides performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.


6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.


CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed, and investment-grade securities.


CITIGROUP U.S. HIGH YIELD MARKET CAPPED INDEX uses the U.S. High Yield Market Index as its foundation, imposing a cap on the par amount of each issuer at US $5 billion.


CITIGROUP MORTGAGE INDEX represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC")) pass-through securities as well as FNMA and FHLMC balloon mortgages.


CITIGROUP WORLD EX-US BROAD MARKET (BMI) GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US $100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.


LEHMAN BROTHERS HIGH YIELD COMPOSITE BOND INDEX is an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one year or more to maturity.


LEHMAN BROTHERS 1-3 GOVERNMENT/CREDIT BOND INDEX represents a combination of the Government and Corporate Bond indices with maturities between one and three years.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and which have at least one year to maturity.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MERRILL LYNCH PREFERRED HYBRID INDEX is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA, AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR HIGH YIELD BOND CATEGORY consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer higher yields than other types of funds - but they are also more vulnerable to economic and credit risk.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR TARGET DATE CATEGORY portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.


MORNINGSTAR ULTRA-SHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.


MORNINGSTAR WORLD STOCK CATEGORY AVERAGE invests the majority of its assets in the U.S., Europe, and Japan, with the remainder divided among the globe's smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 3000 INDEX is an unmanaged index that is the combination of Russell 1000 Index and the Russell 2000 Index.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.


S&P 500/CITIGROUP VALUE INDEX is a float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum. Until December 16, 2005, when Standard & Poor's changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

APPENDIX C


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's. The date that these shares were first offered for sale is shown. The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


On January 12, 2007, under a Plan of Reorganization, the following funds were merged into newly organized Principal Investors Funds which were organized for the purpose of receiving the assets of the WM Funds at the time of merger:
Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Short-Term Income Fund, and West Coast Equity Fund.


In each of these cases, the performance of the older WM Fund will serve as the historical performance record for the new Principal Investors Fund post-merger.


Current performance may be lower or higher than the performance data shown.

PERFORMANCE RESULTS - FIXED INCOME FUNDS

                                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                                                         (THROUGH MARCH 31, 2007)


                                                                        YTD     1 YR      3 YR         5 YR       10 YR
                                                                       ---------------------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                              1.19    4.95     3.24         2.35         N/A
Principal Global Investors Money Market Composite                                                                 3.76
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index                1.26    5.10     3.42         2.59        3.84

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)                           1.49    5.69     2.66         4.01         N/A
Principal Global Investors Limited Duration Fixed Income Composite                                                5.10
 Lehman Brothers MF (1-3) US Government Credit Index                    1.40    5.15     2.40         3.26        4.87
 Morningstar Short-Term Bond Category Average                           1.32    5.04     2.35         3.42        4.70

SHORT-TERM INCOME FUND INSTITUTIONAL (07/25/1996)                       1.47    5.58     2.63         4.07        5.21
 Citigroup Broad Investment-Grade Credit 1-3 Years Index                1.51    5.80     2.97         4.42        5.69
 Morningstar Short-Term Bond Category Average                           1.32    5.04     2.35         3.42        4.70
                                                                           /
ULTRA SHORT BOND INSTITUTIONAL (06/15/01)                               1.05    5.07     3.95/(1)/    3.74/(1)/    N/A
 6-Month LIBOR Index                                                    1.35    5.44     3.67         2.84        4.22
 Morningstar Ultrashort Bond Category Average                           1.20    5.01     2.95         2.70        4.05
                                                                       ---------------------------------------------------

///(//1//)/
 During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
                                                                                                            ANNUAL TOTAL RETURN
                                                                                                         (YEAR ENDED DECEMBER 31)

                                                                           LIFE OF
                                                                            FUND                2006      2005       2004
                                                                       -----------------       -----------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                                 2.62                 4.77     2.93        1.01
Principal Global Investors Money Market Composite
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index                   2.76                 4.86     3.08        1.30

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)                              4.46                 4.54     2.18        1.22
Principal Global Investors Limited Duration Fixed Income Composite
 Lehman Brothers MF (1-3) US Government Credit Index                       3.99                 4.25     1.76        1.28
 Morningstar Short-Term Bond Category Average                              3.61                 4.01     1.43        1.60

SHORT-TERM INCOME FUND INSTITUTIONAL (07/25/1996)                           N/A                 4.18     2.10        1.87
 Citigroup Broad Investment-Grade Credit 1-3 Years Index                   5.72                 4.33     2.02        1.96
 Morningstar Short-Term Bond Category Average                              4.61                 4.01     1.43        1.60

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)                                  3.84/(//1//)/        5.19     3.77/(1)/   2.50
 6-Month LIBOR Index                                                       2.89                 5.20     3.33        1.47
 Morningstar Ultrashort Bond Category Average                              2.90                 4.69     2.49        1.24
                                                                       -----------------       -----------------------------

///(//1//)/
 During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.




                                                                        2003    2002    2001    2000    1999    1998     1997
                                                                       --------------------------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                              0.80    1.49    3.96
Principal Global Investors Money Market Composite
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index                1.15    1.78    4.45    6.20    4.91    5.33     5.53

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)                           2.87    7.67    7.21
Principal Global Investors Limited Duration Fixed Income Composite
 Lehman Brothers MF (1-3) US Government Credit Index                    2.82    6.29    8.79    8.07    3.16    6.99     6.66
 Morningstar Short-Term Bond Category Average                           2.39    5.24    7.32    8.14    2.12    6.28     6.51

SHORT-TERM INCOME FUND INSTITUTIONAL (07/25/1996)                       4.86    5.98    8.52    8.33    3.08    6.56     5.98
 Citigroup Broad Investment-Grade Credit 1-3 Years Index                5.17    6.69    9.80    7.99    4.01    7.09     6.86
 Morningstar Short-Term Bond Category Average                           2.39    5.24    7.32    8.14    2.12    6.28     6.51

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)                               3.11    4.15
 6-Month LIBOR Index                                                    1.32    2.06    5.00    6.76    5.44    5.89     5.94
 Morningstar Ultrashort Bond Category Average                           1.56    2.73    5.77    6.72    4.45    5.08     6.18
                                                                       --------------------------------------------------------

///(//1//)/
 During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                                (THROUGH MARCH 31, 2007)

                                                          LIFE OF
                        YTD   1 YR   3 YR   5 YR   10 YR   FUND         2006
                        -------------------------------------------     -------
BOND & MORTGAGE
SECURITIES FUND
INSTITUTIONAL
(03/01/01)              1.57   6.74   3.54   5.31   N/A     5.56         4.51
Principal Global
Investors Multi Sector
Fixed Income Composite                             6.78
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31   5.35  6.46     5.36         4.33
 Morningstar
 Intermediate-Term
 Bond Category Average  1.45   6.17   3.00   4.99  5.75     4.90         4.11

GOVERNMENT & HIGH
QUALITY BOND FUND
INSTITUTIONAL(03/01/01) 1.38   6.05   3.14   4.14   N/A     4.69         4.19
 Lehman Brothers
 Government/Mortgage
 Index                  1.50   6.43   3.37   5.00  6.29     5.04         4.33
 Morningstar
 Intermediate
 Government Category
 Average                1.33   5.48   2.59   4.13  5.37     4.22         3.44

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
(03/01/01)              1.43   6.41   3.34   5.28   N/A     5.57         4.30
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31   5.35  6.46     5.36         4.33
 Morningstar
 Intermediate-Term
 Bond Category Average  1.45   6.17   3.00   4.99  5.75     4.90         4.11

HIGH YIELD FUND
INSTITUTIONAL
(12/29/04)              2.65   9.15    N/A    N/A   N/A     6.95         8.89
Post High Yield
Traditional Composite                 7.47   9.12  8.35
 Lehman Brothers High
 Yield Composite Bond
 Index                  2.64  11.58   8.59  10.39  6.75     7.61        11.85
 Morningstar High
 Yield Bond Category    2.62  10.15   7.81   9.27  5.56     6.77        10.13

HIGH YIELD FUND II
INSTITUTIONAL
(07/28/1998)            2.99  14.13  10.58  12.48   N/A     8.63        14.71
 Citigroup High Yield
 Market Index            N/A    N/A    N/A    N/A   N/A    10.31        10.21
 Morningstar High
 Yield Bond Category    2.62  10.15   7.81   9.27  5.56     4.51        10.13

INCOME FUND
INSTITUTIONAL
(03/23/1998)            1.78   7.21   3.90   6.30  6.96     8.33         5.42
 Citigroup Broad
 Investment-Grade
 Credit 1-3 Years
 Index                  1.51   5.80   2.97   4.42  5.69     9.40         4.33
 Morningstar
 Intermediate-Term
 Bond Category Average  1.45   6.17   3.00   4.99  5.75     8.14         4.11

INFLATION PROTECTION
INSTITUTIONAL
(12/29/04)              2.25   4.91    N/A    N/A   N/A     2.41         0.43
 Lehman Brothers US
 Treasury TIPS Index    2.51   5.30   2.98   7.41  6.92     2.59         0.41
 Morningstar
 Inflation-Protected
 Bond Category Average  2.22   4.49   2.24   6.56  6.37     1.90         0.09

MORTGAGE SECURITIES
FUND INSTITUTIONAL
(03/23/1998)            1.54   6.50   3.57   4.52  6.01     7.56         4.67
 Citigroup Mortgage
 Index                  1.57   6.97   4.10   4.98  6.33     9.22         5.17
 Morningstar Short
 Government Category
 Average                1.30   4.88   2.09   3.15  4.58     6.79         3.66

PREFERRED SECURITIES
FUND INSTITUTIONAL
(05/01/02)              0.95   7.40   3.54    N/A   N/A     5.98         6.94
Spectrum Preferred
Securities Composite                         7.92  8.10
 Merrill Lynch
 Preferred Stock
 Hybrid Index           1.67   8.35   4.15   6.30  6.90     6.31         7.67
 Morningstar
 Intermediate-Term      1.45   6.17   3.00   4.99  5.75     4.76         4.11
 Bond Category Average
                        -------------------------------------------     -------
                                           ANNUAL TOTAL RETURN
                                         (YEAR ENDED DECEMBER 31)


                        2005  2004   2003   2002   2001  2000   1999   1998   1997
                        ------------------------------------------------------------
BOND & MORTGAGE         2.48   4.75   4.04   9.27  7.32
SECURITIES FUND
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers        2.43   4.34   4.11  10.26  8.42  11.63  -0.82  8.69    9.65
 Aggregate Bond Index
 Morningstar            1.79   3.81   4.92   7.88  7.36   9.45  -1.22  7.42    8.76
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH       2.16   3.55   1.70   8.77  7.03
QUALITY BOND FUND
INSTITUTIONAL(03/01/01)
 Lehman Brothers        2.63   4.08   2.73  10.06  7.71  12.29  -0.54  8.72    9.54
 Government/Mortgage
 Index
 Morningstar            1.90   3.39   2.15   9.07  6.84  10.76  -1.44  7.45    8.45
 Intermediate
 Government Category
 Average

HIGH QUALITY            2.57   4.33   3.75   9.91  7.69
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
(03/01/01)
 Lehman Brothers        2.43   4.34   4.11  10.26  8.42  11.63  -0.82  8.69    9.65
 Aggregate Bond Index
 Morningstar            1.79   3.81   4.92   7.88  7.36   9.45  -1.22  7.42    8.76
 Intermediate-Term
 Bond Category Average

HIGH YIELD FUND         4.08
INSTITUTIONAL
(12/29/04)
Post High Yield
Traditional Composite
 Lehman Brothers High   2.74  11.13  28.97  -1.40  5.28  -5.86   2.39  1.87   12.76
 Yield Composite Bond
 Index
 Morningstar High       2.53   5.18  24.36  -1.59  2.13  -7.50   4.60  0.09   13.10
 Yield Bond Category

HIGH YIELD FUND II      6.94  11.92  28.39   4.02  3.66  -1.20  12.27
INSTITUTIONAL
(07/28/1998)
 Citigroup High Yield   2.65  10.63  28.67   1.17
 Market Index
 Morningstar High       2.53   5.18  24.36  -1.59  2.13  -7.50   4.60  0.09   13.10
 Yield Bond Category

INCOME FUND             2.05   5.53   9.35   8.65  8.42   9.61         7.36   10.49
INSTITUTIONAL
(03/23/1998)
 Citigroup Broad        2.02   1.96   5.17   6.69  9.80   7.99   4.01  7.09    6.86
 Investment-Grade
 Credit 1-3 Years
 Index
 Morningstar            1.79   3.81   4.92   7.88  7.36   9.45  -1.22  7.42    8.76
 Intermediate-Term
 Bond Category Average

INFLATION PROTECTION    2.43
INSTITUTIONAL
(12/29/04)
 Lehman Brothers US     2.84   8.46   8.39  16.56  7.89  13.18   2.63  3.95
 Treasury TIPS Index
 Morningstar            1.97   7.61   7.63  15.72  7.83  13.16   3.18  4.85    3.76
 Inflation-Protected
 Bond Category Average

MORTGAGE SECURITIES     2.31   3.95   2.21   8.87  7.48  10.69   0.31  7.51    9.90
FUND INSTITUTIONAL
(03/23/1998)
 Citigroup Mortgage     2.73   4.82   3.09   8.86  8.19  11.29   1.83  6.98    9.26
 Index
 Morningstar Short      1.24   1.37   1.42   6.77  7.25   8.33   1.24  6.52    6.84
 Government Category
 Average

PREFERRED SECURITIES    1.62   4.36  10.72
FUND INSTITUTIONAL
(05/01/02)
Spectrum Preferred
Securities Composite
 Merrill Lynch          0.46   5.51   9.51   6.63  8.99  17.75  -4.68  7.37
 Preferred Stock
 Hybrid Index
 Morningstar            1.79   3.81   4.92   7.88  7.36   9.45  -1.22  7.42    8.76
 Intermediate-Term
 Bond Category Average  ------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS

                                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                                   (THROUGH MARCH 31, 2007)

                                                                                                                 LIFE OF
                                                                    YTD   1 YR    3 YR        5 YR       10 YR     FUND
                                                                    --------------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)            1.06  10.54   10.93         N/A        N/A   14.66
Principal Global Investors Diversified Large Cap Equity Composite                              7.20        N/A
 S&P 500 Index                                                      0.64  11.83   10.06        6.27       8.20   13.99
 Morningstar Large Blend Category Average                           1.07  10.25    9.78        6.12       7.80   13.77

EQUITY INCOME FUND I INSTITUTIONAL (08/01/2000)                     1.47  13.67   14.12       11.34      11.25    9.22
 S&P 500 Index                                                      0.64  11.83   10.06        6.27       8.20   13.37
 S&P 500/Citigroup Value Index                                      1.34  15.63   14.31        9.74       9.34    9.97
 Morningstar Large Value Category Average                           1.13  13.95   11.77        8.04       8.86   13.30

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)                       1.01   5.92   10.11        4.79        N/A   -2.40
Columbus Circle Investors Large Cap Growth Composite /(//1)/                      10.06        5.86       9.33
 Russell 1000 Growth Index                                          1.19   7.06    7.01        3.48       5.51    0.58
 Morningstar Large Growth Category Average                          1.30   4.46    7.09        3.69       6.26    0.90

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)                0.60  11.68    9.87        6.04        N/A    2.28
Principal Global Investors Large Cap Stock Index Composite                                                7.82
 S&P 500 Index                                                      0.64  11.83   10.06        6.27       8.20    4.04
 Morningstar Large Blend Category Average                           1.07  10.25    9.78        6.12       7.80    4.16

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)                        0.94  14.15   11.78        8.80        N/A    6.86
Principal Global Investors Diversified Large Cap Value Equity
Composite                                                                                                 8.86
 Russell 1000 Value Index                                           1.24  16.83   14.42       10.25      10.85    8.47
 Morningstar Large Value Category Average                           1.13  13.95   11.77        8.04       8.86    6.77

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /                       4.58  16.02   16.56/(2)/  12.85/(2)/   N/A   12.51/(2)/
Principal Global Investors Mid Cap Value Equity Composite                                                10.42
 Russell Midcap Value Index                                         4.86  17.13   18.58       15.22      14.00   14.34
 Morningstar Mid-Cap Value Category Average                         3.97  13.28   13.74       11.00      11.26   11.62

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)               0.72  11.95   10.17        6.42        N/A    4.57
T. Rowe Price U.S. Structured Research Strategy /(//3)(//4)/                      10.48        7.27        N/A
 S&P 500 Index                                                      0.64  11.83   10.06        6.27       8.20    2.92
 Morningstar Large Blend Category Average                           1.07  10.25    9.78        6.12       7.80    3.19

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)             0.62  10.03    9.75        5.92        N/A    0.89
Goldman Sachs Enhanced Large Cap Composite /(//5)/                                             7.43       8.86
 S&P 500 Index                                                      0.64  11.83   10.06        6.27       8.20    4.04
 Morningstar Large Blend Category Average                           1.07  10.25    9.78        6.12       7.80    4.16
                                                                    --------------------------------------------------------




                                                                    2006
                                                                    -------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)            14.03
Principal Global Investors Diversified Large Cap Equity Composite
 S&P 500 Index                                                      15.79
 Morningstar Large Blend Category Average                           14.12

EQUITY INCOME FUND I INSTITUTIONAL (08/01/2000)                     18.09
 S&P 500 Index                                                      15.79
 S&P 500/Citigroup Value Index                                      20.80
 Morningstar Large Value Category Average                           18.18

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)                        9.86
Columbus Circle Investors Large Cap Growth Composite /(//1)/
 Russell 1000 Growth Index                                           9.07
 Morningstar Large Growth Category Average                           6.93

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)                15.67
Principal Global Investors Large Cap Stock Index Composite
 S&P 500 Index                                                      15.79
 Morningstar Large Blend Category Average                           14.12

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)                        20.06
Principal Global Investors Diversified Large Cap Value Equity
Composite
 Russell 1000 Value Index                                           22.25
 Morningstar Large Value Category Average                           18.18

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /                       16.12
Principal Global Investors Mid Cap Value Equity Composite
 Russell Midcap Value Index                                         20.22
 Morningstar Mid-Cap Value Category Average                         15.89

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)               15.94
T. Rowe Price U.S. Structured Research Strategy /(//3)(//4)/
 S&P 500 Index                                                      15.79
 Morningstar Large Blend Category Average                           14.12

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)             13.67
Goldman Sachs Enhanced Large Cap Composite /(//5)/
 S&P 500 Index                                                      15.79
 Morningstar Large Blend Category Average                           14.12
                                                                    -------
                                                                                         ANNUAL TOTAL RETURN
                                                                                      (YEAR ENDED DECEMBER 31)


                                                                     2005       2004   2003    2002    2001    2000   1999   1998
                                                                    ----------------------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)              7.16      12.84  28.32
Principal Global Investors Diversified Large Cap Equity Composite
 S&P 500 Index                                                        4.91      10.87  28.67  -11.88   -9.11   21.04  28.58  33.36
 Morningstar Large Blend Category Average                             5.77       9.96  26.72  -13.68   -6.97   19.72  21.95  27.43

EQUITY INCOME FUND I INSTITUTIONAL (08/01/2000)                       9.84      19.09  29.66  -12.53    7.78   14.74   4.83   6.93
 S&P 500 Index                                                        4.91      10.87  28.67  -11.88   -9.11   21.04  28.58  33.36
 S&P 500/Citigroup Value Index                                        8.71      15.02  30.35  -16.61   -8.18   -0.52   4.87  18.91
 Morningstar Large Value Category Average                             5.88      12.91  28.40  -18.92   -5.37    5.47   6.63  13.10

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)                        11.84       9.35  24.89  -28.30  -24.35
Columbus Circle Investors Large Cap Growth Composite /(//1)/
 Russell 1000 Growth Index                                            5.26       6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71
 Morningstar Large Growth Category Average                            6.46       7.64  28.55  -27.73  -23.63  -14.09  39.72  33.56

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)                  4.71      10.67  28.06  -22.27  -12.07
Principal Global Investors Large Cap Stock Index Composite
 S&P 500 Index                                                        4.91      10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58
 Morningstar Large Blend Category Average                             5.77       9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)                          6.82      12.40  25.48  -12.92   -7.30
Principal Global Investors Diversified Large Cap Value Equity
Composite
 Russell 1000 Value Index                                             7.05      16.49  30.03  -15.52   -5.59    7.02   7.35  15.63
 Morningstar Large Value Category Average                             5.88      12.91  28.40  -18.92   -5.37    5.47   6.63  13.10

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /                        15.61/(2)/ 16.58  28.21   -8.01    3.39
Principal Global Investors Mid Cap Value Equity Composite
 Russell Midcap Value Index                                          12.65      23.71  38.06   -9.65    2.34   19.18  -0.11   5.09
 Morningstar Mid-Cap Value Category Average                           8.41      17.90  34.38  -12.91    6.40   16.82   7.78   3.92

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)                 4.79      10.38  23.93  -16.28   -7.13
T. Rowe Price U.S. Structured Research Strategy /(//3)(//4)/
 S&P 500 Index                                                        4.91      10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58
 Morningstar Large Blend Category Average                             5.77       9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)               6.16      11.05  27.98  -24.89  -16.80
Goldman Sachs Enhanced Large Cap Composite /(//5)/
 S&P 500 Index                                                        4.91      10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58
 Morningstar Large Blend Category Average                             5.77       9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95
                                                                    ----------------------------------------------------------------




                                                                     1997
                                                                    -------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)
Principal Global Investors Diversified Large Cap Equity Composite
 S&P 500 Index                                                       22.96
 Morningstar Large Blend Category Average                            20.37

EQUITY INCOME FUND I INSTITUTIONAL (08/01/2000)                      19.89
 S&P 500 Index                                                       22.96
 S&P 500/Citigroup Value Index                                       31.87
 Morningstar Large Value Category Average                            27.01

LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)
Columbus Circle Investors Large Cap Growth Composite /(//1)/
 Russell 1000 Growth Index                                           30.49
 Morningstar Large Growth Category Average                           25.00

LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Large Cap Stock Index Composite
 S&P 500 Index                                                       33.36
 Morningstar Large Blend Category Average                            27.43

LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Diversified Large Cap Value Equity
Composite
 Russell 1000 Value Index                                            35.18
 Morningstar Large Value Category Average                            27.01

MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /
Principal Global Investors Mid Cap Value Equity Composite
 Russell Midcap Value Index                                          34.37
 Morningstar Mid-Cap Value Category Average                          26.04

PARTNERS LARGECAP BLEND FUND INSTITUTIONAL (12/06/00)
T. Rowe Price U.S. Structured Research Strategy /(//3)(//4)/
 S&P 500 Index                                                       33.36
 Morningstar Large Blend Category Average                            27.43

PARTNERS LARGECAP BLEND FUND I INSTITUTIONAL (03/01/01)
Goldman Sachs Enhanced Large Cap Composite /(//5)/
 S&P 500 Index                                                       33.36
 Morningstar Large Blend Category Average                            27.43
                                                                    -------

/ //(//1)
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
/ //(//2)
 /During 2005, the Institutional Class experienced a significant redemption of shares. Because the remaining shareholders had relatively small positions, the returns shown are greater than they would have been without the redemption. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been expressed without the reimbursement.
/ //(//3) /T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//4)
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
/ //(//5) /Goldman Sachs began sub-advising the Fund on 12/16/02

PERFORMANCE RESULTS - MODERATE FUNDS


                               AVERAGE ANNUAL TOTAL RETURN
                                 (THROUGH MARCH 31, 2007)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2006
                        --------------------------------------------     -------

PARTNERS LARGECAP
GROWTH FUND I
INSTITUTIONAL
(12/06/00)               0.24   4.69   7.48   2.99    N/A   -1.59         6.10
T. Rowe Price
Institutional Large
Cap Growth Strategy
Composite/
(//1//)(//2//)/                        7.86    N/A    N/A
 Russell 1000 Growth
 Index                   1.19   7.06   7.01   3.48   5.51   -1.33         9.07
 Morningstar Large
 Growth Category
 Average                 1.30   4.46   7.09   3.69   6.26   -0.93         6.93

PARTNERS LARGECAP
GROWTH FUND II
INSTITUTIONAL
(12/06/00)               0.84   6.09   7.02   3.26    N/A   -1.68         7.70
American Century Large
Cap Growth Equity
Composite                                            6.83
 Russell 1000 Growth
 Index                   1.19   7.06   7.01   3.48   5.51   -1.33         9.07
 Morningstar Large
 Growth Category
 Average                 1.30   4.46   7.09   3.69   6.26   -0.93         6.93

PARTNERS LARGECAP
VALUE FUND
INSTITUTIONAL
(12/06/00)               0.46  16.30  12.36   9.16    N/A    9.58        21.91
 Russell 1000 Value
 Index                   1.24  16.83  14.42  10.25  10.85    7.82        22.25
 Morningstar Large
 Value Category
 Average                 1.13  13.95  11.77   8.04   8.86    6.39        18.18

PARTNERS LARGECAP
VALUE FUND I
INSTITUTIONAL
(06/01/04)               1.15  14.19    N/A    N/A    N/A   14.86        18.20
UBS U.S. Large Cap
Value Equity Composite                13.88   9.87    N/A
 Russell 1000 Value
 Index                   1.24  16.83  14.42  10.25  10.85   15.93        22.25
 Morningstar Large
 Value Category
 Average                 1.13  13.95  11.77   8.04   8.86   13.10        18.18

PARTNERS LARGECAP
VALUE FUND II
INSTITUTIONAL
(12/29/04)              -0.08  15.39    N/A    N/A    N/A   10.39        19.90
American Century Large
Cap Value Equity
Composite                             11.88   8.93    N/A
 Russell 1000 Value
 Index                   1.24  16.83  14.42  10.25  10.85   13.32        22.25
 Morningstar Large
 Value Category          1.13  13.95  11.77   8.04   8.86   11.05        18.18
 Average
                        --------------------------------------------     -------

                                              ANNUAL TOTAL RETURN
                                           (YEAR ENDED DECEMBER 31)


                        2005  2004   2003    2002    2001    2000   1999   1998    1997
                        -----------------------------------------------------------------

PARTNERS LARGECAP       7.61   9.25  24.01  -27.76  -14.32
GROWTH FUND I
INSTITUTIONAL
(12/06/00)
T. Rowe Price
Institutional Large
Cap Growth Strategy
Composite/
(//1//)(//2//)/
 Russell 1000 Growth    5.26   6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71   30.49
 Index
 Morningstar Large      6.46   7.64  28.55  -27.73  -23.63  -14.09  39.72  33.58   25.00
 Growth Category
 Average

PARTNERS LARGECAP       4.75   9.31  26.08  -25.95  -17.88
GROWTH FUND II
INSTITUTIONAL
(12/06/00)
American Century Large
Cap Growth Equity
Composite
 Russell 1000 Growth    5.26   6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71   30.49
 Index
 Morningstar Large      6.46   7.64  28.55  -27.73  -23.63  -14.09  39.72  33.58   25.00
 Growth Category
 Average

PARTNERS LARGECAP       5.34  13.32  27.48  -13.58    5.53
VALUE FUND
INSTITUTIONAL
(12/06/00)
 Russell 1000 Value     7.05  16.49  30.03  -15.52   -5.59    7.02   7.35  15.63   35.18
 Index
 Morningstar Large      5.88  12.91  28.40  -18.92   -5.37    5.47   6.63  13.10   27.01
 Value Category
 Average

PARTNERS LARGECAP       9.92
VALUE FUND I
INSTITUTIONAL
(06/01/04)
UBS U.S. Large Cap
Value Equity Composite
 Russell 1000 Value     7.05  16.49  30.03  -15.52   -5.59    7.02   7.35  15.63   35.18
 Index
 Morningstar Large      5.88  12.91  28.40  -18.92   -5.37    5.47   6.63  13.10   27.01
 Value Category
 Average

PARTNERS LARGECAP       4.19
VALUE FUND II
INSTITUTIONAL
(12/29/04)
American Century Large
Cap Value Equity
Composite
 Russell 1000 Value     7.05  16.49  30.03  -15.52   -5.59    7.02   7.35  15.63   35.18
 Index
 Morningstar Large      5.88  12.91  28.40  -18.92   -5.37    5.47   6.63  13.10   27.01
 Value Category
 Average                -----------------------------------------------------------------



/ //(//1//) /T. Rowe Price began sub-advising the Fund on 08/24/2004.
/ //(//2//)
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.

PERFORMANCE RESULTS - MODERATE FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                                (THROUGH MARCH 31, 2007)

                                                          LIFE OF
                        YTD   1 YR   3 YR   5 YR   10 YR   FUND         2006
                        -------------------------------------------     -------
PARTNERS MIDCAP VALUE
FUND INSTITUTIONAL
(12/06/00)              3.84  12.55  14.96  13.36    N/A   12.06        13.61
Neuberger Berman
MidCap Value Composite                             11.92
 Russell Midcap Value
 Index                  4.86  17.13  18.58  15.22  14.00   13.79        20.22
 Morningstar Mid-Cap
 Value Category
 Average                3.97  13.28  13.74  11.00  11.26   11.32        15.89

PARTNERS MIDCAP VALUE
FUND I INSTITUTIONAL
(12/29/03)              5.08  14.67  17.01    N/A    N/A   18.11        15.81
Goldman Sachs Mid
 Value Composite                     17.13  14.48  14.41
 Russell Midcap Value
 Index                  4.86  17.13  18.58  15.22  14.00   18.93        20.22
 Morningstar Mid-Cap
 Value Category         3.97  13.28  13.74  11.00  11.26   14.38        15.89
 Average
                        -------------------------------------------     -------

                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2005   2004   2003    2002   2001   2000   1999   1998   1997
                        ---------------------------------------------------------------
PARTNERS MIDCAP VALUE   10.86  22.56  35.96   -9.91  -1.78
FUND INSTITUTIONAL
(12/06/00)
Neuberger Berman
MidCap Value Composite
 Russell Midcap Value   12.65  23.71  38.06   -9.65   2.34  19.18  -0.11  5.09   34.37
 Index
 Morningstar Mid-Cap     8.41  17.90  34.38  -12.91   6.40  16.82   7.78  3.92   26.04
 Value Category
 Average

PARTNERS MIDCAP VALUE   12.50  25.69
FUND I INSTITUTIONAL
(12/29/03)
Goldman Sachs Mid
 Value Composite
 Russell Midcap Value   12.65  23.71  38.06   -9.65   2.34  19.18  -0.11  5.09   34.37
 Index
 Morningstar Mid-Cap     8.41  17.90  34.38  -12.91   6.40  16.82   7.78  3.92   26.04
 Value Category
 Average                ---------------------------------------------------------------


PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                                (THROUGH MARCH 31, 2007)

                                                                                                                 LIFE OF
                                                                 YTD      1 YR      3 YR      5 YR     10 YR       FUND
                                                               -------------------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                      3.30     12.73     12.99     12.09       N/A      10.29
Principal Global Investors Mid Cap Equity Composite                                                    11.38
 Russell Midcap Index                                           4.38     11.79     15.72     12.91     12.71      11.05
 Morningstar Mid-Cap Blend Category Average                     4.06     10.11     12.70     10.44     11.70       9.81

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                     3.21     -3.02      8.80      2.79       N/A      -4.32
Columbus Circle Investors Mid Cap Growth Composite/ (//1)/                         10.04      9.04     13.05
 Russell Midcap Growth Index                                    3.96      6.90     12.41      9.45      9.44       5.80
 Morningstar Mid-Cap Growth Category Average                    4.08      4.09     10.74      7.65      9.47       4.73

MIDCAP STOCK FUND INSTITUTIONAL (03/01/2000)                    3.87     12.17     15.16     11.92       N/A      15.10
 S&P MidCap 400 Index                                           5.80      8.44     13.35     10.70     14.28       9.18
 Morningstar Mid-Cap Blend Category Average                     4.06     10.11     12.70     10.44     11.70      10.22

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)              5.79      8.33     13.12     10.40       N/A       9.60
 S&P MidCap 400 Index                                           5.80      8.44     13.35     10.70     14.28      10.44
 Morningstar Mid-Cap Blend Category Average                     4.06     10.11     12.70     10.44     11.70       9.81

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)            3.55     -1.60     10.35      7.93       N/A      -0.44
 Turner Midcap Growth Composite                                                                        14.52
 Russell Midcap Growth Index                                    3.96      6.90     12.41      9.45      9.44       5.80
 Morningstar Mid-Cap Growth Category Average                    4.08      4.09     10.74      7.65      9.47       4.73

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)          4.66      6.79     11.66       N/A       N/A      12.24
Mellon Mid Cap Growth Composite                                                    11.95      8.99       N/A
 Russell Midcap Growth Index                                    3.96      6.90     12.41      9.45      9.44      13.04
 Morningstar Mid-Cap Growth Category Average                    4.08      4.09     10.74      7.65      9.47      11.42

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)         1.70     -0.71       N/A       N/A       N/A      10.83
Fidelity Mid Cap Growth Composite                                                  11.81      7.85       N/A
 Russell Midcap Growth Index                                    3.96      6.90     12.41      9.45      9.44      11.97
 Morningstar Mid-Cap Growth Category Average                    4.08      4.09     10.74      7.65      9.47      10.41

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)           3.52      2.07     10.39       N/A       N/A      18.70
Mellon SmallCap Blend Composite                                                              11.32       N/A
 S&P SmallCap 600 Index                                         3.21      5.29     13.89     11.69     12.57      20.10
 Morningstar Small Blend Category Average                       2.89      5.78     12.34     11.05     11.64      19.87

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)        4.14     -0.50      9.82      5.13       N/A       1.41
Alliance Capital Small Cap Growth Composite /(//2)/                                           8.19      9.60
 Russell 2000 Growth Index                                      2.48      1.56      9.41      7.88      6.31       4.29
 Morningstar Small Growth Category Average                      3.03      1.14      9.04      7.26      9.50       4.30
                                                               -------------------------------------------------------------

/ //(//1)
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2) /Alliance began sub-advising the Fund on 03/31/03
                                                                                                 ANNUAL TOTAL RETURN
                                                                                              (YEAR ENDED DECEMBER 31)


                                                                         2006      2005      2004      2003      2002
                                                                       ---------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                              14.05      9.31     17.65     32.67      -8.47
Principal Global Investors Mid Cap Equity Composite              -
 Russell Midcap Index                                                   15.26     12.65     20.22     40.08     -16.19
 Morningstar Mid-Cap Blend Category Average                             13.92      9.21     16.00     36.42     -17.08

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                              2.24     13.37     10.47     32.75     -40.47
Columbus Circle Investors Mid Cap Growth Composite/ (//1)/
 Russell Midcap Growth Index                                            10.66     12.10     15.48     42.72     -27.40
 Morningstar Mid-Cap Growth Category Average                             9.01      9.70     12.93     36.09     -27.53

MIDCAP STOCK FUND INSTITUTIONAL (03/01/2000)                            16.98     12.31     14.24     27.23     -10.07
 S&P MidCap 400 Index                                                   10.32     12.56     16.48     35.62     -14.53
 Morningstar Mid-Cap Blend Category Average                             13.92      9.21     16.00     36.42     -17.08

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)                      10.16     12.22     16.18     35.15     -15.26
 S&P MidCap 400 Index                                                   10.32     12.55     16.47     35.59     -14.53
 Morningstar Mid-Cap Blend Category Average                             13.92      9.21     16.00     36.42     -17.08

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                     6.43     12.11     12.30     48.59     -31.87
 Turner Midcap Growth Composite
 Russell Midcap Growth Index                                            10.66     12.10     15.48     42.72     -27.40
 Morningstar Mid-Cap Growth Category Average                             9.01      9.70     12.93     36.09     -27.53

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)                   9.25     13.61     11.99
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                            10.66     12.10     15.48     42.72     -27.40
 Morningstar Mid-Cap Growth Category Average                             9.01      9.70     12.93     36.09     -27.53

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)                  8.24     14.64
Fidelity Mid Cap Growth Composite
 Russell Midcap Growth Index                                            10.66     12.10     15.48     42.72     -27.40
 Morningstar Mid-Cap Growth Category Average                             9.01      9.70     12.93     36.09     -27.53

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)                    8.90      3.81     22.46     44.41
Mellon SmallCap Blend Composite                                  -
 S&P SmallCap 600 Index                                                 15.12      7.67     22.64     38.77     -14.63
 Morningstar Small Blend Category Average                               15.06      6.62     18.86     42.77     -16.17

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)                10.44      5.56     14.61     47.36     -40.51
Alliance Capital Small Cap Growth Composite /(//2)/
 Russell 2000 Growth Index                                              18.37      4.15     14.31     48.53     -30.25
 Morningstar Small Growth Category Average                              10.50      5.74     12.09     45.00     -28.42
                                                                       ---------------------------------------------------

/ //(//1)
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2) /Alliance began sub-advising the Fund on 03/31/03




                                                                 2001       2000       1999      1998       1997
                                                               ----------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                       -3.29
Principal Global Investors Mid Cap Equity Composite
 Russell Midcap Index                                            -5.63       8.25     18.23     10.09      29.01
 Morningstar Mid-Cap Blend Category Average                      -4.96       3.37     18.70      6.77      26.45

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                     -24.80
Columbus Circle Investors Mid Cap Growth Composite/ (//1)/
 Russell Midcap Growth Index                                    -20.16     -11.74     51.29     17.86      22.54
 Morningstar Mid-Cap Growth Category Average                    -21.28      -6.90     63.90     17.51      17.05

MIDCAP STOCK FUND INSTITUTIONAL (03/01/2000)                     11.38
 S&P MidCap 400 Index                                            -0.61      17.51     14.72     19.12      32.25
 Morningstar Mid-Cap Blend Category Average                      -4.96       3.37     18.70      6.77      26.45

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)               -0.75
 S&P MidCap 400 Index                                            -0.60      17.51     14.72     19.11      32.25
 Morningstar Mid-Cap Blend Category Average                      -4.96       3.37     18.70      6.77      26.45

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)            -27.52
 Turner Midcap Growth Composite
 Russell Midcap Growth Index                                    -20.16     -11.74     51.29     17.86      22.54
 Morningstar Mid-Cap Growth Category Average                    -21.28      -6.90     63.90     17.51      17.05

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                    -20.16     -11.74     51.29     17.86      22.54
 Morningstar Mid-Cap Growth Category Average                    -21.28      -6.90     63.90     17.51      17.05

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)
Fidelity Mid Cap Growth Composite
 Russell Midcap Growth Index                                    -20.16     -11.74     51.29     17.86      22.54
 Morningstar Mid-Cap Growth Category Average                    -21.28      -6.90     63.90     17.51      17.05

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)
Mellon SmallCap Blend Composite
 S&P SmallCap 600 Index                                           6.54      11.80     12.40     -1.31      25.58
 Morningstar Small Blend Category Average                         8.41      12.84     18.18     -3.64      26.12

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)        -13.93
Alliance Capital Small Cap Growth Composite /(//2)/
 Russell 2000 Growth Index                                       -9.23     -22.43     43.09      1.23      12.95
 Morningstar Small Growth Category Average                       -9.02      -5.71     61.45      4.49      18.19
                                                               ----------------------------------------------------

/ //(//1)
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2) /Alliance began sub-advising the Fund on 03/31/03

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                                (THROUGH MARCH 31, 2007)

                                                                                                                LIFE OF
                                                                    YTD      1 YR      3 YR      5 YR    10 YR   FUND
                                                                  -------------------------------------------------------
PARTNERS SMALLCAP GROWTH FUND II INSTITUTIONAL (12/06/00)          4.44      0.38     10.59      8.97      N/A    0.54
Emerald Diversified Small Cap Growth Composite /(//2)/                                           7.09     8.91
Essex Small/Micro Cap Growth Composite
/(3)/                                                                                           14.68      N/A
UBS U.S. Small Capitalization Growth Equity Composite /(//1)/                                    9.32    11.72
 Russell 2000 Growth Index                                         2.48      1.56      9.41      7.88     6.31    4.29
 Morningstar Small Growth Category Average                         3.03      1.14      9.04      7.26     9.50    4.30

PARTNERS SMALLCAP GROWTH FUND III INSTITUTIONAL (06/01/04)         0.85     -0.27       N/A       N/A      N/A   11.50
CCI Small Cap Growth Composite
/(4)/                                                                                 19.55     10.97     7.48
Mazama Small-Mid Cap Growth Composite                                                  8.40     11.42      N/A
 Russell 2500 Growth Index                                         4.03      4.44     11.12      9.13     8.43   12.72
 Morningstar Small Growth Category Average                         3.03      1.14      9.04      7.26     9.50   11.05
                                                                  -------------------------------------------------------

 /(//1) /UBS began sub-advising the Fund on 04/22/02
 /(//2)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04
 /(//3//)/ Essex Investment Management Company, LLC began as co-sub-advisor of the Fund on 6/30/06
 /(//4//)/ Columbus Circle Investors began as sub-advisor of the Fund on 12/15/06
                                                                                             ANNUAL TOTAL RETURN
                                                                                          (YEAR ENDED DECEMBER 31)


                                                                  2006   2005   2004   2003    2002    2001    2000   1999   1998
                                                                  -----------------------------------------------------------------
PARTNERS SMALLCAP GROWTH FUND II INSTITUTIONAL (12/06/00)          8.97   7.11  11.08  45.09  -24.63  -20.45
Emerald Diversified Small Cap Growth Composite /(//2)/
Essex Small/Micro Cap Growth Composite
/(3)/
UBS U.S. Small Capitalization Growth Equity Composite /(//1)/
 Russell 2000 Growth Index                                        18.37   4.15  14.31  48.53  -30.25   -9.23  -22.43  43.09  1.23
 Morningstar Small Growth Category Average                        10.50   5.74  12.09  45.00  -28.42   -9.02   -5.71  61.45  4.49

PARTNERS SMALLCAP GROWTH FUND III INSTITUTIONAL (06/01/04)        10.68  12.68
CCI Small Cap Growth Composite
/(4)/
Mazama Small-Mid Cap Growth Composite
 Russell 2500 Growth Index                                        12.26   8.17  14.59  46.32  -29.09  -10.83  -16.09  55.48  3.10
 Morningstar Small Growth Category Average                        10.50   5.74  12.09  45.00  -28.42   -9.02   -5.71  61.45  4.49
                                                                  -----------------------------------------------------------------

 /(//1) /UBS began sub-advising the Fund on 04/22/02
 /(//2)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund     9/
 /(//3//)/ Essex Investment Management Company, LLC began as co-sub-advisor of the Fund on 6/30/06
 /(//4//)/ Columbus Circle Investors began as sub-advisor of the F     n      /0




                                                                   1997
                                                                  -------
PARTNERS SMALLCAP GROWTH FUND II INSTITUTIONAL (12/06/00)
Emerald Diversified Small Cap Growth Composite /(//2)/
Essex Small/Micro Cap Growth Composite
/(3)/
UBS U.S. Small Capitalization Growth Equity Composite /(//1)/
 Russell 2000 Growth Index                                         12.95
 Morningstar Small Growth Category Average                         18.19

PARTNERS SMALLCAP GROWTH FUND III INSTITUTIONAL (06/01/04)
CCI Small Cap Growth Composite
/(4)/
Mazama Small-Mid Cap Growth Composite
 Russell 2500 Growth Index                                         14.76
 Morningstar Small Growth Category Average                         18.19
                                                                  -------

 /(//1) /UBS began sub-advising the Fund on 04/22/02
 /(//2)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund      /01/04
 /(//3//)/ Essex Investment Management Company, LLC began as co-sub-advisor of the Fund on 6/30/06
 /(//4//)/ Columbus Circle Investors began as sub-advisor of the Fu      12/15/06

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                                 (THROUGH MARCH 31, 2007)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2006
                        --------------------------------------------     -------
PARTNERS SMALLCAP
VALUE INSTITUTIONAL
(03/01/01)               2.84   6.29  11.84  10.94    N/A   13.24        14.10
Ark Asset Small Cap                                                  -
Value Composite                                     15.59
 Russell 2000 Value
 Index                   1.46  10.38  14.47  13.61  13.46   14.71        23.48
 Morningstar Small
 Value Category
 Average                 2.49   7.69  12.75  12.35  12.78   13.84        16.27

PARTNERS SMALLCAP
VALUE FUND I
INSTITUTIONAL
(12/30/02)               2.06   6.78  13.87    N/A    N/A   22.85        18.38
JPMorgan Program US
Structured Small Cap
Value Equity Composite                       15.05    N/A
Mellon Equity SmallCap
Value Composite/(1)/                         14.35    N/A
 Russell 2000 Value
 Index                   1.46  10.38  14.47  13.61  13.46   22.17        23.48
 Morningstar Small
 Value Category
 Average                 2.49   7.69  12.75  12.35  12.78   19.98        16.27

PARTNERS SMALLCAP
VALUE FUND II
INSTITUTIONAL
(06/01/04)               2.59   8.54    N/A    N/A    N/A   17.13        20.56
Dimensional US Small
Cap Value Composite                   16.40  17.07  16.22
Vaughan Nelson Small
Capitalization Value
Composite/(2)/                        14.70  15.00    N/A
 Russell 2000 Value
 Index                   1.46  10.38  14.47  13.61  13.46   17.07        23.48
 Morningstar Small
 Value Category
 Average                 2.49   7.69  12.75  12.35  12.78   14.74        16.27

REAL ESTATE SECURITIES
FUND INSTITUTIONAL
(03/01/01)               2.14  19.85  23.90  24.31    N/A   22.60        36.44
Principal Capital -
REI Real Estate
Composite                                    24.80    N/A
 MSCI US REIT Index      3.45  22.10  22.76  22.09  14.71   22.03        35.92
 Morningstar Specialty
 - Real Estate
 Category Average        3.56  21.56  21.87  22.12  14.68   21.63        33.61

SMALLCAP BLEND FUND
INSTITUTIONAL
(03/01/01)               3.73   5.33  12.76  11.75    N/A   11.99        14.24
Principal Global
Investors US Small Cap
Equity Composite                             11.75  11.00
 Russell 2000 Index      1.95   5.91  12.00  10.95  10.23   10.37        13.35
 Morningstar Small
 Blend Category
 Average                 2.89   5.78  12.34  11.05  11.64   11.71        15.06

SMALLCAP GROWTH FUND
INSTITUTIONAL
(03/01/01)               3.54   2.52  10.25   5.39    N/A    3.13        11.59
Principal Global
Investors Small Cap
Growth Equity
Composite                                            6.54
 Russell 2000 Growth
 Index                   2.48   1.56   9.41   7.88   6.31    5.61        18.37
 Morningstar Small
 Growth Category
 Average                 3.03   1.14   9.04   7.26   9.50    6.09        10.50

SMALLCAP S&P 600 INDEX
FUND INSTITUTIONAL
(03/01/01)               3.19   5.20  13.68  11.41    N/A   12.34        14.97
 S&P SmallCap 600
 Index                   3.21   5.29  13.89  11.69  12.57   12.28        15.12
 Morningstar Small
 Blend Category
 Average                 2.89   5.78  12.34  11.05  11.64    6.09        15.06

SMALLCAP VALUE FUND
INSTITUTIONAL
(03/01/01)              -0.58   6.37  13.81  14.57    N/A   15.91        18.83
Principal Global
Investors Small Cap
Equity Composite                                    11.79
 Russell 2000 Value
 Index                   1.46  10.38  14.47  13.61  13.46   14.71        23.48
 Morningstar Small
 Value Category
 Average                 2.49   7.69  12.75  12.35  12.78   13.84        16.27

WEST COAST EQUITY FUND
INSTITUTIONAL
(06/07/1999)             1.24   6.10  11.05   8.67  14.95   14.65        12.17
 Russell 3000 Index      1.28  11.28  10.84   7.23   8.69   11.43        15.72
 Morningstar Mid-Cap
 Blend Category          4.06  10.11  12.70  10.44  11.70   13.15        13.92
 Average
                        --------------------------------------------     -------
//
/(1)/
 Mellon Equity became co-sub-advisor
 of the Fund on 09/01/05
//
/(//2//)/ Vaughan Nelson became
 co-sub-advisor of the Fund on
 10/03/05
                                               ANNUAL TOTAL RETURN
                                            (YEAR ENDED DECEMBER 31)


                        2005   2004   2003    2002    2001    2000   1999    1998    1997
                        -------------------------------------------------------------------
PARTNERS SMALLCAP        7.69  17.92  37.88  -10.16
VALUE INSTITUTIONAL
(03/01/01)
Ark Asset Small Cap
Value Composite
 Russell 2000 Value      4.71  22.25  46.02  -11.42   14.02   22.83  -1.49   -6.45   31.78
 Index
 Morningstar Small       6.13  20.58  42.71  -10.25   17.31   16.98   4.49   -6.99   30.04
 Value Category
 Average

PARTNERS SMALLCAP        6.49  23.18  50.27
VALUE FUND I
INSTITUTIONAL
(12/30/02)
JPMorgan Program US
Structured Small Cap
Value Equity Composite
Mellon Equity SmallCap
Value Composite/(1)/
 Russell 2000 Value      4.71  22.25  46.02  -11.42   14.02   22.83  -1.49   -6.45   31.78
 Index
 Morningstar Small       6.13  20.58  42.71  -10.25   17.31   16.98   4.49   -6.99   30.04
 Value Category
 Average

PARTNERS SMALLCAP        7.70
VALUE FUND II
INSTITUTIONAL
(06/01/04)
Dimensional US Small
Cap Value Composite
Vaughan Nelson Small
Capitalization Value
Composite/(2)/
 Russell 2000 Value      4.71  22.25  46.02  -11.42   14.02   22.83  -1.49   -6.45   31.78
 Index
 Morningstar Small       6.13  20.58  42.71  -10.25   17.31   16.98   4.49   -6.99   30.04
 Value Category
 Average

REAL ESTATE SECURITIES  15.60  34.11  38.38    7.86    8.52
FUND INSTITUTIONAL
(03/01/01)
Principal Capital -
REI Real Estate
Composite
 MSCI US REIT Index     12.52  31.49  36.74    3.64   12.83   26.81  -4.55  -16.90   18.58
 Morningstar Specialty  11.59  31.88  36.89    4.10    8.93   25.83  -3.35  -15.79   23.05
 - Real Estate
 Category Average

SMALLCAP BLEND FUND      9.76  16.46  42.91  -17.07    7.47
INSTITUTIONAL
(03/01/01)
Principal Global
Investors US Small Cap
Equity Composite
 Russell 2000 Index      4.55  18.33  47.25  -20.48    2.49   -3.02  21.26   -2.55   22.36
 Morningstar Small       6.62  18.86  42.77  -16.17    8.41   12.84  18.18   -3.64   26.12
 Blend Category
 Average

SMALLCAP GROWTH FUND     4.44  14.70  48.44  -39.19    1.52
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Small Cap
Growth Equity
Composite
 Russell 2000 Growth     4.15  14.31  48.53  -30.25   -9.23  -22.43  43.09    1.23   12.95
 Index
 Morningstar Small       5.74  12.09  45.00  -28.42   -9.02   -5.71  61.45    4.49   18.19
 Growth Category
 Average

SMALLCAP S&P 600 INDEX   7.37  22.34  38.24  -14.90    6.40
FUND INSTITUTIONAL
(03/01/01)
 S&P SmallCap 600        7.67  22.64  38.77  -14.63    6.54   11.80  12.40   -1.31   25.58
 Index
 Morningstar Small       6.62  18.86  42.77  -16.17    8.41   12.84  18.18   -3.64   26.12
 Blend Category
 Average

SMALLCAP VALUE FUND      9.20  19.96  43.64   -2.63   10.14
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Small Cap
Equity Composite
 Russell 2000 Value      4.71  22.25  46.02  -11.42   14.02   22.83  -1.49   -6.45   31.78
 Index
 Morningstar Small       6.13  20.58  42.71  -10.25   17.31   16.98   4.49   -6.99   30.04
 Value Category
 Average

WEST COAST EQUITY FUND   8.49  13.63  41.87  -22.19    6.69    6.99  42.35   22.98   32.88
INSTITUTIONAL
(06/07/1999)
 Russell 3000 Index      6.12  11.95  31.06  -21.54  -11.46   -7.46  20.90   24.14   31.78
 Morningstar Mid-Cap     9.11  16.03  36.51  -16.22    0.40   10.44  21.38   10.17   24.92
 Blend Category
 Average                -------------------------------------------------------------------
//
/(1)/
 Mellon Equity became co-sub-advisor
 of the Fund on 09/01/05
//
/(//2//)/ Vaughan Nelson became
 co-sub-advisor of the Fund on
 10/03/05

PERFORMANCE RESULTS - DYNAMIC FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                                (THROUGH MARCH 31, 2007)

                                                          LIFE OF
                        YTD   1 YR   3 YR   5 YR   10 YR   FUND         2006   2005
                        -------------------------------------------     --------------
DIVERSIFIED
INTERNATIONAL FUND
INSTITUTIONAL
(03/01/01)              3.32  17.78  23.76  17.35    N/A    9.02        27.74  23.73
Principal Global
Investors Diversified
International Equity
Composite                                           9.37
 Citigroup BMI Global
 ex-US Index            4.26  20.61  22.12   18.6   9.94   12.70        27.28  19.59
 Morningstar Foreign
 Large Blend Category
 Average                3.45  17.61  18.60  13.69   7.60    8.42        24.80  14.55

INTERNATIONAL EMERGING
MKTS. FUND
INSTITUTIONAL
(03/01/01)              4.10  23.91  31.19  26.12    N/A   21.45        37.30  35.87
Principal Global
Investors Emerging
Markets Equity
Composite                                          12.51
 MSCI Emerging Markets
 Free Index - NDTR      2.25  20.65  27.54  24.44    N/A   20.29        32.17  34.00
 Morningstar
 Diversified Emerging
 Markets Category
 Average                2.36  20.61  26.58  23.57   9.45   20.10        32.36  31.64

INTERNATIONAL GROWTH
FUND INSTITUTIONAL
(12/06/00)              4.25  17.70  22.50  17.07    N/A    9.59        24.35  22.33
 CITI World Ex-US BMI
 Growth Index           3.96  17.73  19.74  15.66   8.24    6.99        23.69  17.18
 Morningstar Specialty
 - Foreign Large
 Growth Category        3.33  16.47  17.45  13.10   6.98    6.14        23.78  15.27

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)              0.98   9.77    N/A    N/A    N/A   13.06        16.37
JP Morgan Global
Equity (Segment)
Composite                            12.68   9.73   6.97
 MSCI World Index - ND  2.50  15.44  14.63  10.39   7.88   14.92        20.07   9.49
 Morningstar World
 Stock Category
 Average                2.85  13.97  15.11  11.38   8.93   16.02        19.52  11.74

PARTNERS INTERNATIONAL
FUND INSTITUTIONAL
(12/29/03)              4.41  20.43  20.06    N/A    N/A   20.11        26.56  13.58
Fidelity International
Composite                            20.22  16.37   9.85
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND             4.08  20.20  19.83  15.68   8.31   19.72        26.34  13.54
 Morningstar Foreign
 Large Blend Category   3.45  17.61  18.60  13.69   7.60   18.63        24.80  14.55
 Average
                        -------------------------------------------     --------------

                                           ANNUAL TOTAL RETURN
                                         (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999    1998    1997
                        ------------------------------------------------------------
DIVERSIFIED             20.23  33.98  -16.38  -24.37
INTERNATIONAL FUND
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Diversified
International Equity
Composite
 Citigroup BMI Global   22.23  42.15  -13.81  -20.08  -12.04  28.75   17.27    2.62
 ex-US Index
 Morningstar Foreign    17.59  33.32  -16.91  -21.83  -16.02  40.08   13.55    5.99
 Large Blend Category
 Average

INTERNATIONAL EMERGING  25.91  56.95   -6.82   -3.55
MKTS. FUND
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Emerging
Markets Equity
Composite
 MSCI Emerging Markets  25.56  55.82   -6.18   -2.61
 Free Index - NDTR
 Morningstar            23.75  55.30   -5.90   -3.73  -31.11  71.86  -27.03   -3.68
 Diversified Emerging
 Markets Category
 Average

INTERNATIONAL GROWTH    22.78  38.97  -16.18  -21.06
FUND INSTITUTIONAL
(12/06/00)
 CITI World Ex-US BMI   19.34  38.42  -16.97  -24.13  -17.97  36.58   19.63    3.91
 Growth Index
 Morningstar Specialty  15.58  33.15  -19.15  -24.36  -20.88  52.48   14.80    6.99
 - Foreign Large
 Growth Category

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)
JP Morgan Global
Equity (Segment)
Composite
 MSCI World Index - ND  14.72  33.11  -19.89  -16.89  -13.18  24.93   24.34   15.76
 Morningstar World      15.06  34.82  -18.57  -15.95   -8.24  40.38   13.56   13.91
 Stock Category
 Average

PARTNERS INTERNATIONAL  20.49
FUND INSTITUTIONAL
(12/29/03)
Fidelity International
Composite
 MSCI EAFE (Europe,     20.25  38.59  -15.94  -21.44  -14.17  26.96   20.00    1.78
 Australia, Far East)
 Index - ND
 Morningstar Foreign    17.59  33.32  -19.15  -24.36  -20.88  52.48   14.80    6.99
 Large Blend Category
 Average                ------------------------------------------------------------


PERFORMANCE RESULTS - PRINCIPAL LIFETIME FUNDS

                              AVERAGE ANNUAL TOTAL RETURN
                                (THROUGH MARCH 31, 2007)

                                                          LIFE
                        YTD   1 YR   3 YR   5 YR  10 YR  OF FUND       2006   2005
                        ------------------------------------------     -------------
PRINCIPAL LIFETIME
2010 FUND
INSTITUTIONAL
(03/01/01)              1.68   9.91   9.04  8.72   N/A    7.36         12.02  5.57
 S&P 500 Index          0.64  11.83  10.06  6.27  8.20    4.04         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31  5.35  6.46    5.36          4.33  2.43
 Morningstar
 Target-Date 2000-2014
 Category Average       1.68   7.86   5.86  5.69  6.20    5.07          8.60  3.88

PRINCIPAL LIFETIME
2020 FUND
INSTITUTIONAL
(03/01/01)              1.91  11.09  10.66  9.54  0.00    8.06         14.21  7.66
 S&P 500 Index          0.64  11.83  10.06  6.27  8.20    4.04         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31  5.35  6.46    5.36          4.33  2.43
 Morningstar
 Target-Date 2015-2029
 Category Average       1.91   9.74   8.62  7.17  7.25    5.76         12.41  6.21

PRINCIPAL LIFETIME
2030 FUND
INSTITUTIONAL
(03/01/01)              1.84  11.49  11.46  9.55   N/A    7.90         15.31  8.37
 S&P 500 Index          0.64  11.83  10.06  6.27  8.20    4.04         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31  5.35  6.46    5.36          4.33  2.43
 Morningstar
 Target-Date 2030+
 Category Average       2.13  10.59  10.42  7.88  7.63    5.96         14.40  7.53

PRINCIPAL LIFETIME
2040 FUND
INSTITUTIONAL
(03/01/01)              1.95  11.64  11.95  9.25   N/A    8.06         15.61  8.82
 S&P 500 Index          0.64  11.83  10.06  6.27  8.20    4.04         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31  5.35  6.46    5.36          4.33  2.43
 Morningstar
 Target-Date 2030+
 Category Average       2.13  10.59  10.42  7.88  7.63    5.96         14.40  7.53

PRINCIPAL LIFETIME
2050 FUND
INSTITUTIONAL
(03/01/01)              1.86  11.67  12.38  9.01   N/A    7.39         16.14  9.34
 S&P 500 Index          0.64  11.83  10.06  6.27  8.20    4.04         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31  5.35  6.46    5.36          4.33  2.43
 Morningstar
 Target-Date 2030+
 Category Average       2.13  10.59  10.42  7.88  7.63    5.96         14.40  7.53

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
INSTITUTIONAL
(03/01/01)              1.45   8.07   7.33  7.64   N/A    6.62          9.13  4.12
 S&P 500 Index          0.64  11.83  10.06  6.27  8.20    4.04         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31  5.35  6.46    5.36          4.33  2.43
 Morningstar
 Target-Date 2000-2014  1.68   7.86   5.86  5.69  6.20    5.07          8.60  3.88
 Category Average
                        ------------------------------------------     -------------
                                          ANNUAL TOTAL RETURN
                                        (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001   2000   1999   1998    1997
                        ----------------------------------------------------------
PRINCIPAL LIFETIME      11.76  18.79   -4.45
2010 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar             6.78  13.47   -3.92   -0.39   2.73   8.72  13.31   14.71
 Target-Date 2000-2014
 Category Average

PRINCIPAL LIFETIME      12.32  21.58   -7.00
2020 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar             9.44  21.08  -11.01   -5.88  -3.93  15.14  20.01   20.86
 Target-Date 2015-2029
 Category Average

PRINCIPAL LIFETIME      12.83  23.31  -10.05
2030 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar            11.36  25.38  -15.61   -9.54  -8.02  19.26  23.59   24.80
 Target-Date 2030+
 Category Average

PRINCIPAL LIFETIME      13.00  24.48  -12.61
2040 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar            11.36  25.38  -15.61   -9.54  -8.02  19.26  23.59   24.80
 Target-Date 2030+
 Category Average

PRINCIPAL LIFETIME      13.29  26.44  -15.72
2050 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar            11.36  25.38  -15.61   -9.54  -8.02  19.26  23.59   24.80
 Target-Date 2030+
 Category Average

PRINCIPAL LIFETIME      11.06  15.29   -1.69
STRATEGIC INCOME FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar             6.78  13.47   -3.92   -0.39   2.73   8.72  13.31   14.71
 Target-Date 2000-2014
 Category Average       ----------------------------------------------------------

PERFORMANCE RESULTS - STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                              AVERAGE ANNUAL TOTAL RETURNS
                                (THROUGH MARCH 31, 2007)

                                                          LIFE
                        YTD   1 YR   3 YR   5 YR  10 YR  OF FUND       2006
                        ------------------------------------------     -------
SAM BALANCED PORTFOLIO
INSTITUTIONAL
(01/16/2007)            1.55   8.42   7.78  7.22   8.82    8.81        10.36
 S&P 500 Index          0.64  11.83  10.06  6.27   8.20    9.53        15.79
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31  5.35   6.46    6.43         4.33
 60% S&P 500 Index/40%
 Lehman Brothers
 Aggregate Bond Index   1.03   9.86   7.46  6.27   7.91    8.62        11.20
 Morningstar Moderate
 Allocation Category
 Average                1.52   9.14   8.08  6.45   7.27    7.93        11.26

SAM CONSERVATIVE
BALANCED PORTFOLIO
INSTITUTIONAL
(01/16/2007)            1.62   7.93   6.24  6.63   5.58    5.60         8.66
 S&P 500 Index          0.64  11.83  10.06  6.27   8.20    9.53        15.79
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31  5.35   6.46    6.43         4.33
 40% S&P Index and 60%
 Lehman Brothers
 Aggregate Bond Index   1.21   8.81   6.10  6.09   7.56    7.99         8.91
 Morningstar
 Conservative
 Allocation Category
 Average                1.45   7.61   5.45  5.69   6.01    6.17         8.17

SAM CONSERVATIVE
GROWTH PORTFOLIO
INSTITUTIONAL
(01/16/2007)            1.68   9.01   9.12  7.60   9.70    9.32        11.89
 S&P 500 Index          0.64  11.83  10.06  6.27   8.20    9.53        15.79
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31  5.35   6.46    6.43         4.33
 80% S&P 500 Index and
 20% Lehman Brothers
 Aggregate Bond Index   0.84  10.86   8.77  6.33   8.13    9.13        13.50
 Morningstar Moderate
 Allocation Category
 Average                1.52   9.14   8.08  6.45   7.27    7.93        11.26

SAM FLEXIBLE INCOME
PORTFOLIO
INSTITUTIONAL
(01/16/2007)            1.48   6.99   4.66  5.76   6.66    6.90         6.70
 S&P 500 Index          0.64  11.83  10.06  6.27   8.20    9.53        15.79
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31  5.35   6.46    6.43         4.33
 20% S&P Index and 80%
 Lehman Brothers
 Aggregate Bond Index   1.36   7.72   4.72  5.78   7.07    7.26         6.62
 Morningstar
 Conservative
 Allocation Category
 Average                1.45   7.61   5.45  5.69   6.01    6.17         8.17

SAM STRATEGIC GROWTH
PORTFOLIO
INSTITUTIONAL
(01/16/2007)            1.68   9.18   9.96  7.56  10.10   10.06        12.75
 S&P 500 Index          0.64  11.83  10.06  6.27   8.20    9.53        15.79
 Lehman Brothers
 Aggregate Bond Index   1.50   6.59   3.31  5.35   6.46    6.43         4.33
 Russell 3000 Index     1.28  11.28  10.84  7.23   8.69    9.81        15.72
 Morningstar Large
 Blend Category         1.07  10.25   9.78  6.12   7.80    9.13        14.12
 Average
                        ------------------------------------------     -------
                                             ANNUAL TOTAL RETURNS
                                           (YEAR ENDED DECEMBER 31)


                        2005  2004   2003    2002    2001   2000   1999   1998    1997
                        ----------------------------------------------------------------
SAM BALANCED PORTFOLIO  5.21   9.23  21.34   -9.41   -0.51   0.20  26.97  16.13   10.29
INSTITUTIONAL
(01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 60% S&P 500 Index/40%  4.00   8.35  18.47   -9.95   -3.75  -0.85  11.97  21.01   23.61
 Lehman Brothers
 Aggregate Bond Index
 Morningstar Moderate   5.29   8.62  20.06  -11.48   -4.63   1.66  10.34  13.20   19.35
 Allocation Category
 Average

SAM CONSERVATIVE        3.80   7.38  15.98   -2.98    2.21   4.01   1.98   5.29    8.26
BALANCED PORTFOLIO
INSTITUTIONAL
(01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 40% S&P Index and 60%  3.50   7.03  13.56   -3.47    0.30   3.31   7.61  16.97   18.86
 Lehman Brothers
 Aggregate Bond Index
 Morningstar            3.05   5.71  12.79   -3.15   -0.81   4.40   7.15  11.63   14.86
 Conservative
 Allocation Category
 Average

SAM CONSERVATIVE        6.24  10.88  26.97  -15.70   -4.20  -2.96  40.28  18.82    8.68
GROWTH PORTFOLIO
INSTITUTIONAL
(01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 80% S&P 500 Index and  4.47   9.62  23.52  -16.16   -7.81  -4.97  16.47  24.85   28.45
 20% Lehman Brothers
 Aggregate Bond Index
 Morningstar Moderate   5.29   8.62  20.06  -11.48   -4.63   1.66  10.34  13.20   19.35
 Allocation Category
 Average

SAM FLEXIBLE INCOME     2.66   5.73  12.08    1.04    4.35   5.11   8.58   9.23   10.19
PORTFOLIO
INSTITUTIONAL
(01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 20% S&P Index and 80%  2.98   5.69   8.78    3.26    4.40   7.46   3.34  12.86   14.21
 Lehman Brothers
 Aggregate Bond Index
 Morningstar            3.05   5.71  12.79   -3.15   -0.81   4.40   7.15  11.63   14.86
 Conservative
 Allocation Category
 Average

SAM STRATEGIC GROWTH    6.98  11.92  31.27  -20.84   -6.69  -4.43  44.48  22.63   12.38
PORTFOLIO
INSTITUTIONAL
(01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -11.88  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11    8.42    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Russell 3000 Index     4.91  10.88  28.68  -22.10  -11.89  -9.10  21.04  28.58   33.36
 Morningstar Large      5.77   9.96  26.72  -22.02  -13.68  -6.97  19.72  21.95   27.43
 Blend Category
 Average                ----------------------------------------------------------------


(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.



ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated May 29, 2007, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing Principal Funds Distributor, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

             Principal Investors Fund, Inc. SEC File 811-07572